                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2008
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2008

SUNAMERICA
Income Funds


www.sunamericafunds.com

        September 30, 2008                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 16
        NOTES TO FINANCIAL STATEMENTS............................... 67
        APPROVAL OF ADVISORY AGREEMENTS............................. 83

        Shareholder Letter

Dear Shareholder:

Enclosed is the semi-annual report for the SunAmerica Income Funds for the six-month period ended September 30, 2008.

The semi-annual period was a turbulent one for the fixed income market and presented many challenges. Two of the events that defined the period included a credit crunch that hit the markets in August and the deterioration in the housing market which created concerns regarding the subprime mortgage market. Fear spread throughout the credit markets and created great uncertainty as the era of seemingly endless liquidity came to an end. Banks tightened lending standards and investors migrated to short-term Treasury securities, thereby reducing yields. The period was also marked by rising oil prices and a declining dollar which raised the specter of inflation in some circles. The state of the economy hung in the balance as the equity markets sold off and credit markets weakened.

The ten-year Treasury note reflected the uncertainty surrounding the future direction of the economy. Starting the semi-annual period at a yield of 3.41%, it hit a high of 4.27% and a low of 3.39% ending the month of September at 3.83%. Although there was a 0.25% reduction in the Federal Funds rate during the semi-annual period, there was growing consensus that the central bank would take further action to stave off the recessionary pressures.

While not unscathed, the fixed income market offered some solace to investors. As expected there was a flight to quality in the face of uncertainty as evidenced by the semi-annual returns of Lipper Fixed Income categories. The U.S. Government category returned -1.20% for the six-month period, while the High Yield and High Yield Municipal categories returned -6.60% and -5.57%, respectively. Moreover, money market funds faced extreme pressure as a long-standing money market mutual fund dropped below the traditional $1.00 Net Asset Value (NAV). This triggered widespread panic in what has been a relatively stable and quiet corner of the markets.

While the immediate pressure on the fixed income markets has been reduced, we are not out of the woods yet. In light of the period's events, we recommend that investors meet with their financial adviser to review their portfolios and make sure they are diversified, with the appropriate level of risk.

Thank you for your investment in the SunAmerica Income Funds. We continue to work diligently to preserve and grow your capital consistent with each Fund's individual objectives. We also encourage you to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

The SunAmerica Income Funds Investment Professionals

            Michael Cheah  Matthew Meyer       Robert Vanden Assem
            Andrew Doulos  J. Hutchison Bryan  Bryan Petermann
                           Raphael Davis       Geoffrey Cornell
                           John Yovanovic      Anthony King
                           Peter Stevenson     Tim Lindvall
                           Rajeev Mittal

--------
Past performance is no guarantee of future results.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2008 and held until September 30, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2008" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2008 -- (unaudited) (continued)

                                              Actual                                  Hypothetical
                            ------------------------------------------ ------------------------------------------
                                                                                     Ending Account
                                          Ending Account Expenses Paid                Value Using   Expenses Paid
                                           Value Using    During the                 a Hypothetical  During the      Expense
                              Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                            Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                             at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                            2008           2008          2008*         2008           2008          2008*         2008*
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. Government Securities
  Class A#.................   $1,000.00     $  999.75       $ 4.96       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $  996.49       $ 8.21       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00     $  996.47       $ 8.21       $1,000.00     $1,016.85       $ 8.29         1.64%
GNMA
  Class A#.................   $1,000.00     $1,005.93       $ 4.98       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $1,002.69       $ 8.23       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00     $1,002.70       $ 8.23       $1,000.00     $1,016.85       $ 8.29         1.64%
Strategic Bond
  Class A..................   $1,000.00     $  938.50       $ 6.22       $1,000.00     $1,018.65       $ 6.48         1.28%
  Class B..................   $1,000.00     $  935.32       $ 9.46       $1,000.00     $1,015.29       $ 9.85         1.95%
  Class C..................   $1,000.00     $  935.68       $ 9.37       $1,000.00     $1,015.39       $ 9.75         1.93%
High Yield Bond
  Class A#.................   $1,000.00     $  928.80       $ 6.58       $1,000.00     $1,018.25       $ 6.88         1.36%
  Class B#.................   $1,000.00     $  926.02       $ 9.70       $1,000.00     $1,014.99       $10.15         2.01%
  Class C#.................   $1,000.00     $  926.26       $ 9.71       $1,000.00     $1,014.99       $10.15         2.01%
Tax Exempt Insured
  Class A#.................   $1,000.00     $  977.79       $ 5.90       $1,000.00     $1,019.10       $ 6.02         1.19%
  Class B#.................   $1,000.00     $  972.51       $10.73       $1,000.00     $1,014.19       $10.96         2.17%
  Class C#.................   $1,000.00     $  974.63       $ 8.96       $1,000.00     $1,015.99       $ 9.15         1.81%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2008" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2008 -- (unaudited)

                                                                                       U.S. Government
                                                                                         Securities        GNMA
                                                                                            Fund           Fund
                                                                                       --------------- ------------
ASSETS:
Long-term investment securities, at market value* (unaffiliated)......................  $227,869,348   $376,369,240
Short term investment securities, at market value* (unaffiliated).....................            --             --
Repurchase agreements (cost approximates market value)................................    16,763,000     50,161,000
                                                                                        ------------   ------------
  Total investments...................................................................   244,632,348    426,530,240
                                                                                        ------------   ------------
Cash..................................................................................           260            903
Foreign cash*.........................................................................            --             --
Receivable for:
  Shares of beneficial interest sold..................................................       690,240      3,361,878
  Dividends and interest..............................................................     1,552,517      1,763,918
  Investments sold....................................................................            --             --
Prepaid expenses and other assets.....................................................         2,066          2,066
Due from investment adviser for expense reimbursements/fee waivers....................        44,820         13,235
Unrealized appreciation on forward foreign currency contracts.........................            --             --
                                                                                        ------------   ------------
Total assets..........................................................................   246,922,251    431,672,240
                                                                                        ------------   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..............................................       436,295        673,813
  Investments purchased...............................................................    30,626,712     41,221,250
  Investment advisory and management fees.............................................       112,470        146,397
  Distribution and service maintenance fees...........................................        76,779        154,201
  Transfer agent fees and expenses....................................................        51,375         86,847
  Trustees' fees and expenses.........................................................        82,455         58,730
  Other accrued expenses..............................................................        89,676        103,663
Dividends payable.....................................................................       122,203        179,183
Commitments (Note 11).................................................................            --             --
Unrealized depreciation on forward foreign currency contracts.........................            --             --
                                                                                        ------------   ------------
Total liabilities.....................................................................    31,597,965     42,624,084
                                                                                        ------------   ------------
Net assets............................................................................  $215,324,286   $389,048,156
                                                                                        ============   ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value........................................  $    226,150   $    341,662
Paid-in capital.......................................................................   215,907,035    384,772,699
                                                                                        ------------   ------------
                                                                                         216,133,185    385,114,361
Accumulated undistributed net investment income (loss)................................       (60,609)       (29,119)
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions..............................    (4,690,922)     2,625,764
Unrealized appreciation (depreciation) on investments.................................     3,942,632      1,337,150
Unrealized appreciation (depreciation) on foreign exchange transactions...............            --             --
                                                                                        ------------   ------------
Net assets............................................................................  $215,324,286   $389,048,156
                                                                                        ============   ============
*Cost
  Long-term investment securities (unaffiliated)......................................  $223,926,716   $375,032,090
                                                                                        ============   ============
  Short-term securities (unaffiliated)................................................  $         --   $         --
                                                                                        ============   ============
  Foreign cash........................................................................  $         --   $         --
                                                                                        ============   ============

                                                                                         Strategic    High Yield    Tax Exempt
                                                                                           Bond          Bond        Insured
                                                                                           Fund          Fund          Fund
                                                                                       ------------  ------------  -----------
ASSETS:
Long-term investment securities, at market value* (unaffiliated)...................... $670,694,603  $171,921,601  $50,388,619
Short term investment securities, at market value* (unaffiliated).....................   17,882,000            --    5,385,764
Repurchase agreements (cost approximates market value)................................   14,768,000       406,000           --
                                                                                       ------------  ------------  -----------
  Total investments...................................................................  703,344,603   172,327,601   55,774,383
                                                                                       ------------  ------------  -----------
Cash..................................................................................      855,435        34,949           --
Foreign cash*.........................................................................      179,148            --           --
Receivable for:
  Shares of beneficial interest sold..................................................    1,578,421       226,740      228,347
  Dividends and interest..............................................................   12,747,911     4,858,135      737,872
  Investments sold....................................................................    6,237,953     7,348,998           --
Prepaid expenses and other assets.....................................................        2,674        68,203        2,066
Due from investment adviser for expense reimbursements/fee waivers....................           --            --       16,818
Unrealized appreciation on forward foreign currency contracts.........................    1,008,395            --           --
                                                                                       ------------  ------------  -----------
Total assets..........................................................................  725,954,540   184,864,626   56,759,486
                                                                                       ------------  ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..............................................    3,321,031       668,974       19,344
  Investments purchased...............................................................   21,336,543     6,259,536    1,987,500
  Investment advisory and management fees.............................................      381,532       120,144       23,089
  Distribution and service maintenance fees...........................................      378,843       104,007       21,115
  Transfer agent fees and expenses....................................................      148,778        47,114       12,145
  Trustees' fees and expenses.........................................................       42,438        49,906       26,113
  Other accrued expenses..............................................................      244,404       115,243       54,798
Dividends payable.....................................................................    1,160,043       406,248       50,695
Commitments (Note 11).................................................................           --            --           --
Unrealized depreciation on forward foreign currency contracts.........................      657,119            --           --
                                                                                       ------------  ------------  -----------
Total liabilities.....................................................................   27,670,731     7,771,172    2,194,799
                                                                                       ------------  ------------  -----------
Net assets............................................................................ $698,283,809  $177,093,454  $54,564,687
                                                                                       ============  ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value........................................ $  2,188,001  $    473,918  $    46,365
Paid-in capital.......................................................................  803,781,935   310,390,088   55,698,660
                                                                                       ------------  ------------  -----------
                                                                                        805,969,936   310,864,006   55,745,025
Accumulated undistributed net investment income (loss)................................    7,180,406       276,158      (33,856)
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions..............................  (38,312,849)  (94,636,029)     (51,904)
Unrealized appreciation (depreciation) on investments.................................  (76,740,148)  (39,410,681)  (1,094,578)
Unrealized appreciation (depreciation) on foreign exchange transactions...............      186,464            --           --
                                                                                       ------------  ------------  -----------
Net assets............................................................................ $698,283,809  $177,093,454  $54,564,687
                                                                                       ============  ============  ===========
*Cost
  Long-term investment securities (unaffiliated)...................................... $747,434,751  $211,332,282  $51,483,197
                                                                                       ============  ============  ===========
  Short-term securities (unaffiliated)................................................ $ 17,882,000  $         --  $ 5,385,764
                                                                                       ============  ============  ===========
  Foreign cash........................................................................ $    186,263  $         --  $        --
                                                                                       ============  ============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2008 -- (unaudited) (continued)

                                                                                     U.S. Government               Strategic
                                                                                       Securities        GNMA        Bond
                                                                                          Fund           Fund        Fund
                                                                                     --------------- ------------ ------------
Class A (unlimited shares authorized):
Net assets..........................................................................  $183,328,823   $306,718,255 $405,834,776
Shares of beneficial interest issued and outstanding................................    19,253,665     26,953,517  127,334,878
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge).............................................................  $       9.52   $      11.38 $       3.19
Maximum sales charge (4.75% of offering price)......................................          0.47           0.57         0.16
                                                                                      ------------   ------------ ------------
Maximum offering price to public....................................................  $       9.99   $      11.95 $       3.35
                                                                                      ============   ============ ============
Class B (unlimited shares authorized):
Net assets..........................................................................  $ 15,173,458   $ 42,279,682 $ 47,183,570
Shares of beneficial interest issued and outstanding................................     1,593,079      3,706,073   14,807,991
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)..................................................  $       9.52   $      11.41 $       3.19
                                                                                      ============   ============ ============
Class C (unlimited shares authorized):
Net assets..........................................................................  $ 16,822,005   $ 40,050,219 $245,265,463
Shares of beneficial interest issued and outstanding................................     1,768,241      3,506,579   76,657,192
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)..................................................  $       9.51   $      11.42 $       3.20
                                                                                      ============   ============ ============

                                                                                     High Yield  Tax Exempt
                                                                                        Bond      Insured
                                                                                        Fund        Fund
                                                                                     ----------- -----------
Class A (unlimited shares authorized):
Net assets.......................................................................... $94,766,930 $44,892,183
Shares of beneficial interest issued and outstanding................................  25,411,389   3,815,195
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................. $      3.73 $     11.77
Maximum sales charge (4.75% of offering price)......................................        0.19        0.59
                                                                                     ----------- -----------
Maximum offering price to public.................................................... $      3.92 $     12.36
                                                                                     =========== ===========
Class B (unlimited shares authorized):
Net assets.......................................................................... $29,234,658 $ 3,266,937
Shares of beneficial interest issued and outstanding................................   7,825,720     277,338
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge).................................................. $      3.74 $     11.78
                                                                                     =========== ===========
Class C (unlimited shares authorized):
Net assets.......................................................................... $53,091,866 $ 6,405,567
Shares of beneficial interest issued and outstanding................................  14,154,699     543,956
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge).................................................. $      3.75 $     11.78
                                                                                     =========== ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2008 -- (unaudited)

                                                                                           U.S. Government
                                                                                             Securities        GNMA
                                                                                                Fund           Fund
                                                                                           --------------- -----------
INCOME:
 Dividends (unaffiliated).................................................................   $        --   $        --
 Interest (unaffiliated)..................................................................     4,377,989     9,185,418
                                                                                             -----------   -----------
   Total investment income*...............................................................     4,377,989     9,185,418
                                                                                             -----------   -----------
EXPENSES:
 Investment advisory and management fees..................................................       679,378       905,176
 Distribution and service maintenance fees:
   Class A................................................................................       313,697       550,851
   Class B................................................................................        74,342       220,711
   Class C................................................................................        76,631       175,149
 Transfer agent fees:
   Class A................................................................................       218,773       361,141
   Class B................................................................................        19,909        54,974
   Class C................................................................................        19,615        42,646
 Registration fees:
   Class A................................................................................        16,241         7,833
   Class B................................................................................         3,649         2,018
   Class C................................................................................         7,722         3,981
 Custodian and accounting fees............................................................        40,075        75,324
 Reports to shareholders..................................................................            58         3,904
 Audit and tax fees.......................................................................        25,607        26,109
 Legal fees...............................................................................         3,965         1,666
 Trustees' fees and expenses..............................................................         8,648        16,134
 Interest expense.........................................................................            --            --
 Interest expense on securities sold short................................................            --            --
 Other expenses...........................................................................         9,639        11,065
                                                                                             -----------   -----------
   Total expenses before fee waivers, reimbursements, and custody credits.................     1,517,949     2,458,682
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................      (383,035)     (251,290)
   Custody credits earned on cash balances................................................            (5)          (60)
                                                                                             -----------   -----------
   Net expenses...........................................................................     1,134,909     2,207,332
                                                                                             -----------   -----------
Net investment income (loss)..............................................................     3,243,080     6,978,086
                                                                                             -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................      (363,343)    1,342,891
Net realized foreign exchange gain (loss) on other assets and liabilities.................            --            --
Net realized gain (loss) on securities sold short.........................................            --            --
                                                                                             -----------   -----------
Net realized gain (loss) on investments and foreign currencies............................      (363,343)    1,342,891
                                                                                             -----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............    (3,352,364)   (6,697,275)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........            --            --
                                                                                             -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies..........................    (3,352,364)   (6,697,275)
                                                                                             -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............    (3,715,707)   (5,354,384)
                                                                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................   $  (472,627)  $ 1,623,702
                                                                                             ===========   ===========
--------
*  Net of foreign withholding taxes on interest and dividends of..........................   $        --   $        --
                                                                                             ===========   ===========

                                                                                             Strategic    High Yield
                                                                                               Bond          Bond
                                                                                               Fund          Fund
                                                                                           ------------  ------------
INCOME:
 Dividends (unaffiliated)................................................................. $    138,648  $    220,074
 Interest (unaffiliated)..................................................................   27,982,052    11,034,578
                                                                                           ------------  ------------
   Total investment income*...............................................................   28,120,700    11,254,652
                                                                                           ------------  ------------
EXPENSES:
 Investment advisory and management fees..................................................    2,442,110       818,769
 Distribution and service maintenance fees:
   Class A................................................................................      817,144       211,387
   Class B................................................................................      260,261       172,473
   Class C................................................................................    1,328,993       319,185
 Transfer agent fees:
   Class A................................................................................      531,757       145,295
   Class B................................................................................       62,542        42,018
   Class C................................................................................      301,681        74,551
 Registration fees:
   Class A................................................................................        7,486         4,852
   Class B................................................................................        2,455         1,776
   Class C................................................................................        6,334         2,308
 Custodian and accounting fees............................................................      171,474        46,661
 Reports to shareholders..................................................................       48,652         6,277
 Audit and tax fees.......................................................................       26,810        25,229
 Legal fees...............................................................................        4,361         9,081
 Trustees' fees and expenses..............................................................       32,150         9,083
 Interest expense.........................................................................        1,075         9,710
 Interest expense on securities sold short................................................           --        10,354
 Other expenses...........................................................................       15,593        11,663
                                                                                           ------------  ------------
   Total expenses before fee waivers, reimbursements, and custody credits.................    6,060,878     1,920,672
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................           --      (110,063)
   Custody credits earned on cash balances................................................       (2,098)         (987)
                                                                                           ------------  ------------
   Net expenses...........................................................................    6,058,780     1,809,622
                                                                                           ------------  ------------
Net investment income (loss)..............................................................   22,061,920     9,445,030
                                                                                           ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................  (17,434,901)   (3,649,255)
Net realized foreign exchange gain (loss) on other assets and liabilities.................    7,657,358            --
Net realized gain (loss) on securities sold short.........................................           --        61,500
                                                                                           ------------  ------------
Net realized gain (loss) on investments and foreign currencies............................   (9,777,543)   (3,587,755)
                                                                                           ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (60,491,338)  (19,814,564)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........      (90,964)           --
                                                                                           ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies..........................  (60,582,302)  (19,814,564)
                                                                                           ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (70,359,845)  (23,402,319)
                                                                                           ------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $(48,297,925) $(13,957,289)
                                                                                           ============  ============
--------
*  Net of foreign withholding taxes on interest and dividends of.......................... $     19,468  $         --
                                                                                           ============  ============

                                                                                            Tax Exempt
                                                                                             Insured
                                                                                               Fund
                                                                                           -----------
INCOME:
 Dividends (unaffiliated)................................................................. $        --
 Interest (unaffiliated)..................................................................   1,269,001
                                                                                           -----------
   Total investment income*...............................................................   1,269,001
                                                                                           -----------
EXPENSES:
 Investment advisory and management fees..................................................     138,681
 Distribution and service maintenance fees:
   Class A................................................................................      82,622
   Class B................................................................................      16,830
   Class C................................................................................      24,469
 Transfer agent fees:
   Class A................................................................................      57,724
   Class B................................................................................       4,722
   Class C................................................................................       6,513
 Registration fees:
   Class A................................................................................       4,670
   Class B................................................................................       5,353
   Class C................................................................................       7,485
 Custodian and accounting fees............................................................      15,141
 Reports to shareholders..................................................................         286
 Audit and tax fees.......................................................................      22,107
 Legal fees...............................................................................       5,538
 Trustees' fees and expenses..............................................................       2,303
 Interest expense.........................................................................          --
 Interest expense on securities sold short................................................          --
 Other expenses...........................................................................       8,844
                                                                                           -----------
   Total expenses before fee waivers, reimbursements, and custody credits.................     403,288
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................     (41,904)
   Custody credits earned on cash balances................................................         (22)
                                                                                           -----------
   Net expenses...........................................................................     361,362
                                                                                           -----------
Net investment income (loss)..............................................................     907,639
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................      58,925
Net realized foreign exchange gain (loss) on other assets and liabilities.................          --
Net realized gain (loss) on securities sold short.........................................          --
                                                                                           -----------
Net realized gain (loss) on investments and foreign currencies............................      58,925
                                                                                           -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (2,290,235)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........          --
                                                                                           -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (2,290,235)
                                                                                           -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (2,231,310)
                                                                                           -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $(1,323,671)
                                                                                           ===========
--------
*  Net of foreign withholding taxes on interest and dividends of.......................... $        --
                                                                                           ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                   U.S. Government
                                                                   Securities Fund
                                                             --------------------------
                                                                For the
                                                              six months
                                                                 ended     For the year
                                                             September 30,    ended
                                                                 2008       March 31,
                                                              (unaudited)      2008
                                                             ------------- ------------
Operations:
 Net investment income (loss)............................... $  3,243,080  $  7,237,467
 Net realized gain (loss) on investments and foreign
   currencies...............................................     (363,343)    1,008,787
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (3,352,364)    8,877,258
                                                             ------------  ------------
Increase (decrease) in net assets resulting from operations.     (472,627)   17,123,512
                                                             ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)............................   (2,932,585)   (6,695,513)
 Net investment income (Class B)............................     (194,952)     (464,501)
 Net investment income (Class C)............................     (200,846)     (392,650)
 Net realized gain on securities (Class A)..................           --            --
 Net realized gain on securities (Class B)..................           --            --
 Net realized gain on securities (Class C)..................           --            --
                                                             ------------  ------------
Total distributions to shareholders.........................   (3,328,383)   (7,552,664)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (4,282,233)   37,000,481
                                                             ------------  ------------
Total increase (decrease) in net assets.....................   (8,083,243)   46,571,329

NET ASSETS:
Beginning of period.........................................  223,407,529   176,836,200
                                                             ------------  ------------
End of period+.............................................. $215,324,286  $223,407,529
                                                             ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   (60,609)  $     24,694
                                                             ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                      GNMA Fund              Strategic Bond Fund
                                                             --------------------------  ---------------------------
                                                                For the                     For the
                                                              six months                  six months
                                                                 ended     For the year      ended      For the year
                                                             September 30,    ended      September 30,     ended
                                                                 2008       March 31,        2008        March 31,
                                                              (unaudited)      2008       (unaudited)       2008
                                                             ------------- ------------  -------------  ------------
Operations:
 Net investment income (loss)............................... $  6,978,086  $ 15,979,518  $  22,061,920  $ 40,202,721
 Net realized gain (loss) on investments and foreign
   currencies...............................................    1,342,891     6,905,478     (9,777,543)    7,026,495
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (6,697,275)   10,107,965    (60,582,302)  (31,067,542)
                                                             ------------  ------------  -------------  ------------
Increase (decrease) in net assets resulting from operations.    1,623,702    32,992,961    (48,297,925)   16,161,674
                                                             ------------  ------------  -------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)............................   (5,965,868)  (13,925,153)   (13,497,950)  (29,257,025)
 Net investment income (Class B)............................     (693,255)   (1,870,179)    (1,331,019)   (2,805,432)
 Net investment income (Class C)............................     (549,988)   (1,078,120)    (6,827,695)  (13,185,521)
 Net realized gain on securities (Class A)..................           --            --             --            --
 Net realized gain on securities (Class B)..................           --            --             --            --
 Net realized gain on securities (Class C)..................           --            --             --            --
                                                             ------------  ------------  -------------  ------------
Total distributions to shareholders.........................   (7,209,111)  (16,873,452)   (21,656,664)  (45,247,978)
                                                             ------------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  (17,557,041)   (2,267,507)   (34,013,609)  103,961,925
                                                             ------------  ------------  -------------  ------------
Total increase (decrease) in net assets.....................  (23,142,450)   13,852,002   (103,968,198)   74,875,621

NET ASSETS:
Beginning of period.........................................  412,190,606   398,338,604    802,252,007   727,376,386
                                                             ------------  ------------  -------------  ------------
End of period+.............................................. $389,048,156  $412,190,606  $ 698,283,809  $802,252,007
                                                             ============  ============  =============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    (29,119) $    201,906  $   7,180,406  $  6,775,150
                                                             ============  ============  =============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                            High Yield Bond Fund      Tax Exempt Insured Fund
                                                        ---------------------------  -------------------------
                                                           For the                      For the
                                                         six months                   six months
                                                            ended      For the year      ended     For the year
                                                        September 30,     ended      September 30,    ended
                                                            2008        March 31,        2008       March 31,
                                                         (unaudited)       2008       (unaudited)      2008
                                                        ------------- -------------  ------------- ------------
Operations:
 Net investment income (loss).......................... $  9,445,030  $  21,635,708   $   907,639  $ 1,807,840
 Net realized gain (loss) on investments and foreign
   currencies..........................................   (3,587,755)    (3,800,036)       58,925     (110,884)
 Net unrealized gain (loss) on investments and foreign
   currencies..........................................  (19,814,564)   (36,536,170)   (2,290,235)  (1,245,963)
                                                        ------------  -------------   -----------  -----------
Increase (decrease) in net assets resulting from
 operations............................................  (13,957,289)   (18,700,498)   (1,323,671)     450,993
                                                        ------------  -------------   -----------  -----------

Distributions to shareholders from:
 Net investment income (Class A).......................   (4,189,781)   (12,979,716)     (781,711)  (1,606,491)
 Net investment income (Class B).......................   (1,086,280)    (2,908,997)      (40,221)     (99,116)
 Net investment income (Class C).......................   (2,010,051)    (5,292,760)      (65,231)    (105,563)
 Net realized gain on securities (Class A).............           --             --            --     (396,574)
 Net realized gain on securities (Class B).............           --             --            --      (32,437)
 Net realized gain on securities (Class C).............           --             --            --      (34,730)
                                                        ------------  -------------   -----------  -----------
Total distributions to shareholders....................   (7,286,112)   (21,181,473)     (887,163)  (2,274,911)
                                                        ------------  -------------   -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................   (6,917,866)  (134,674,504)    2,440,111   (2,960,840)
                                                        ------------  -------------   -----------  -----------
Total increase (decrease) in net assets................  (28,161,267)  (174,556,475)      229,277   (4,784,758)

NET ASSETS:
Beginning of period....................................  205,254,721    379,811,196    54,335,410   59,120,168
                                                        ------------  -------------   -----------  -----------
End of period+......................................... $177,093,454  $ 205,254,721   $54,564,687  $54,335,410
                                                        ============  =============   ===========  ===========
--------
+Includes accumulated undistributed net investment
 income (loss)......................................... $    276,158  $  (1,882,760)  $   (33,856) $   (54,332)
                                                        ============  =============   ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
-
 03/31/04      $9.63     $0.30      $ 0.01      $ 0.31     $(0.30)       $--      $(0.30) $9.64     3.29%  $204,618     0.99%
 03/31/05       9.64      0.31       (0.26)       0.05      (0.32)        --       (0.32)  9.37     0.61    174,905     0.99
 03/31/06       9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)  9.16     1.68    151,284     0.99
 03/31/07       9.16      0.37        0.10        0.47      (0.39)        --       (0.39)  9.24     5.25    152,239     0.99
 03/31/08       9.24      0.35        0.46        0.81      (0.37)        --       (0.37)  9.68     9.03    191,057     0.99
 09/30/08+      9.68      0.15       (0.15)       0.00      (0.16)        --       (0.16)  9.52    (0.03)   183,329     0.99(5)
                                                                         Class B
-
 03/31/04      $9.64     $0.24      $ 0.01      $ 0.25     $(0.24)       $--      $(0.24) $9.65     2.62%  $ 36,605     1.64%
 03/31/05       9.65      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.37    (0.14)    27,013     1.64
 03/31/06       9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.16     1.02     19,276     1.64
 03/31/07       9.16      0.32        0.09        0.41      (0.33)        --       (0.33)  9.24     4.57     14,716     1.64
 03/31/08       9.24      0.30        0.45        0.75      (0.31)        --       (0.31)  9.68     8.33     15,354     1.64
 09/30/08+      9.68      0.12       (0.16)      (0.04)     (0.12)        --       (0.12)  9.52    (0.35)    15,173     1.64(5)
                                                                         Class C*
-
 03/31/04      $9.63     $0.24      $ 0.01      $ 0.25     $(0.24)       $--      $(0.24) $9.64     2.62%  $ 15,139     1.64%
 03/31/05       9.64      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.36    (0.14)     9,945     1.64
 03/31/06       9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.15     1.02      8,281     1.64
 03/31/07       9.15      0.31        0.10        0.41      (0.33)        --       (0.33)  9.23     4.57      9,881     1.64
 03/31/08       9.23      0.29        0.46        0.75      (0.31)        --       (0.31)  9.67     8.34     16,997     1.64
 09/30/08+      9.67      0.12       (0.16)      (0.04)     (0.12)        --       (0.12)  9.51    (0.35)    16,822     1.64(5)

                         -

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------  -

                         -
    3.14%        267%(4)
    3.26         253(4)
    3.80         357
    4.05         243
    3.83         343
    3.19(5)       34

                         -
    2.45%        267%(4)
    2.61         253(4)
    3.14         357
    3.40         243
    3.20         343
    2.54(5)       34

                         -
    2.45%        267%(4)
    2.61         253(4)
    3.14         357
    3.40         243
    3.14         343
    2.54(5)       34

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/04 03/31/05 03/31/06 03/31/07 03/31/08 09/30/08(5)+
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.37%    0.39%    0.36%    0.38%    0.39%      0.35%
U.S. Government Securities Fund Class B.   0.37     0.43     0.43     0.43     0.48       0.41
U.S. Government Securities Fund Class C.   0.38     0.48     0.57     0.43     0.50       0.45

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2004 2005
                                                        ---- ----
               U.S. Government Securities Fund......... 256% 246%

(5)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       GNMA FUND
                                                                       ---------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net               Net
            Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
 Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                        Class A
-
03/31/04   $11.54     $0.28      $ 0.07      $0.35      $(0.31)     $(0.20)    $(0.51) $11.38   3.06%   $337,467     0.99%
03/31/05    11.38      0.31       (0.16)      0.15       (0.33)         --      (0.33)  11.20   1.41     338,031     0.99
03/31/06    11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00   2.18     303,343     0.99
03/31/07    11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08   5.23     310,508     0.99
03/31/08    11.08      0.46        0.48       0.94       (0.49)         --      (0.49)  11.53   8.69     330,202     0.99
09/30/08+   11.53      0.21       (0.14)      0.07       (0.22)         --      (0.22)  11.38   0.59     306,718     0.99(5)
                                                                        Class B
-
03/31/04   $11.57     $0.21      $ 0.06      $0.27      $(0.23)     $(0.20)    $(0.43) $11.41   2.39%   $136,923     1.64%
03/31/05    11.41      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.23   0.75     102,497     1.64
03/31/06    11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02   1.43      76,304     1.64
03/31/07    11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11   4.64      57,224     1.64
03/31/08    11.11      0.40        0.47       0.87       (0.42)         --      (0.42)  11.56   7.98      46,389     1.64
09/30/08+   11.56      0.17       (0.14)      0.03       (0.18)         --      (0.18)  11.41   0.27      42,280     1.64(5)
                                                                       Class C*
-
03/31/04   $11.58     $0.20      $ 0.07      $0.27      $(0.23)     $(0.20)    $(0.43) $11.42   2.39%   $ 88,184     1.64%
03/31/05    11.42      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.24   0.75      54,936     1.64
03/31/06    11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04   1.53      40,188     1.64
03/31/07    11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13   4.64      30,606     1.64
03/31/08    11.13      0.39        0.47       0.86       (0.42)         --      (0.42)  11.57   7.88      35,599     1.64
09/30/08+   11.57      0.17       (0.14)      0.03       (0.18)         --      (0.18)  11.42   0.27      40,050     1.64(5)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    2.51%        225%(4)
    2.73         204(4)
    3.17         138
    4.19         142
    4.15         354
    3.67(5)       27


    1.77%        225%(4)
    2.10         204(4)
    2.50         138
    3.53         142
    3.52         354
    3.02(5)       27


    1.74%        225%(4)
    2.11         204(4)
    2.49         138
    3.53         142
    3.49         354
    3.02(5)       27

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/04 03/31/05 03/31/06 03/31/07 03/31/08 09/30/08(5)+
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.18%    0.17%    0.13%    0.15%    0.15%      0.12%
GNMA Fund Class B.............   0.16     0.18     0.17     0.18     0.19       0.14
GNMA Fund Class C.............   0.16     0.18     0.19     0.17     0.22       0.15

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2004 2005
                                                        ---- ----
               GNMA Fund............................... 213% 204%

(5)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     STRATEGIC BOND FUND
                                                                     -------------------
                                Net gain
                                (loss) on
             Net               investments                       Distributions           Net               Net
            Asset                 (both               Dividends    from net             Asset            Assets,   Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,            end of    expense
 Period   beginning investment     and     investment investment   gains on    Distri- end of    Total   period   to average
 Ended    of period income(1)  unrealized) operations   income    investments  butions period+ Return(2) (000's)  net assets
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                           Class A
-
03/31/04    $3.08     $0.21      $ 0.33      $ 0.54     $(0.21)       $--      $(0.21)  $3.41    18.04%  $ 43,840    1.55%(3)(4)
03/31/05     3.41      0.20        0.11        0.31      (0.23)        --       (0.23)   3.49     9.36     59,279    1.40(3)(4)
03/31/06     3.49      0.17        0.05        0.22      (0.18)        --       (0.18)   3.53     6.54    167,072    1.34(4)
03/31/07     3.53      0.16        0.12        0.28      (0.18)        --       (0.18)   3.63     8.07    453,893    1.31(6)
03/31/08     3.63      0.19       (0.11)       0.08      (0.21)        --       (0.21)   3.50     2.29    483,820    1.28(6)
09/30/08+    3.50      0.10       (0.31)      (0.21)     (0.10)        --       (0.10)   3.19    (6.15)   405,835    1.28(7)
                                                                           Class B
-
03/31/04    $3.08     $0.19      $ 0.33      $ 0.52     $(0.19)       $--      $(0.19)  $3.41    17.29%  $ 36,110    2.19%(3)(4)
03/31/05     3.41      0.18        0.10        0.28      (0.21)        --       (0.21)   3.48     8.35     37,250    2.05(3)(4)
03/31/06     3.48      0.16        0.05        0.21      (0.16)        --       (0.16)   3.53     6.14     46,294    2.00(3)(4)
03/31/07     3.53      0.15        0.10        0.25      (0.15)        --       (0.15)   3.63     7.36     55,728    1.99(6)
03/31/08     3.63      0.16       (0.10)       0.06      (0.19)        --       (0.19)   3.50     1.61     52,528    1.96(6)
09/30/08+    3.50      0.09       (0.31)      (0.22)     (0.09)        --       (0.09)   3.19    (6.47)    47,184    1.95(7)
                                                                          Class C*
-
03/31/04    $3.09     $0.19      $ 0.34      $ 0.53     $(0.20)       $--      $(0.20)  $3.42    17.43%  $ 22,064    2.16%(3)(4)
03/31/05     3.42      0.18        0.11        0.29      (0.21)        --       (0.21)   3.50     8.65     36,867    2.05(3)(4)
03/31/06     3.50      0.15        0.05        0.20      (0.16)        --       (0.16)   3.54     5.84     97,651    1.99(3)(4)
03/31/07     3.54      0.14        0.12        0.26      (0.16)        --       (0.16)   3.64     7.36    217,755    1.98(6)
03/31/08     3.64      0.17       (0.11)       0.06      (0.19)        --       (0.19)   3.51     1.64    265,904    1.94(6)
09/30/08+    3.51      0.09       (0.31)      (0.22)     (0.09)        --       (0.09)   3.20    (6.43)   245,265    1.93(7)



  Ratio
  of net
investment
income to
 average       Portfolio
net assets     Turnover
----------     ---------


   6.41%(3)(4)     71%(5)(8)
   5.94(3)(4)     196(5)(8)
   5.19(4)        118(8)
   4.79(6)        134(8)
   5.30(6)        162(8)
   5.89(7)         61


   5.76%(3)(4)     71%(5)(8)
   5.32(3)(4)     196(5)(8)
   4.51(3)(4)     118(8)
   4.12(6)        134(8)
   4.63(6)        162(8)
   5.22(7)         61


   5.78%(3)(4)     71%(5)(8)
   5.29(3)(4)     196(5)(8)
   4.54(3)(4)     118(8)
   4.12(6)        134(8)
   4.65(6)        162(8)
   5.24(7)         61

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                               03/31/04 03/31/05 03/31/06
                                               -------- -------- --------
      Strategic Bond Fund Class A.............   0.02%    0.03%     -- %
      Strategic Bond Fund Class B.............   0.02     0.02     0.00
      Strategic Bond Fund Class C.............   0.02     0.03     0.00

(4)Net of custody credits of:

                                               03/31/04 03/31/05 03/31/06
                                               -------- -------- --------
      Strategic Bond Fund.....................   0.02%    0.01%    0.07%

(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2004 2005
                                  -           ---- ----
                         Strategic Bond Fund. 69%  188%

(6)Gross of custody credits of:

                                                    03/31/07 03/31/08
                                                    -------- --------
           Strategic Bond Fund.....................   0.05%    0.02%

(7)Annualized
(8)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated excluding TBA transactions and was as follows:

                                      2004 2005 2006 2007 2008
                          -           ---- ---- ---- ---- ----
                 Strategic Bond Fund. 71%  190% 119% 131% 151%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   HIGH YIELD BOND FUND
                                                                   --------------------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net
            Asset                 (both               Dividends    from net            Asset            Net Assets,  Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,             end of     expense
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total     period    to average
 Ended    of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)   net assets
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- ----------
                                                                         Class A
-
03/31/04    $3.66     $0.33      $ 0.60      $ 0.93     $(0.36)       $--      $(0.36) $4.23    26.05%   $ 93,818      1.49%
03/31/05     4.23      0.33        0.21        0.54      (0.34)        --       (0.34)  4.43    13.26     101,661      1.38(3)
03/31/06     4.43      0.31        0.19        0.50      (0.33)        --       (0.33)  4.60    11.61     214,041      1.36(3)(5)
03/31/07     4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554      1.36(3)
03/31/08     4.77      0.36       (0.63)      (0.27)     (0.34)        --       (0.34)  4.16    (5.92)    109,219      1.36(3)
09/30/08+    4.16      0.19       (0.47)      (0.28)     (0.15)        --       (0.15)  3.73    (7.12)     94,767      1.36(3)(6)
                                                                         Class B
-
03/31/04    $3.66     $0.31      $ 0.60      $ 0.91     $(0.33)       $--      $(0.33) $4.24    25.55%   $ 73,751      2.14%
03/31/05     4.24      0.31        0.20        0.51      (0.31)        --       (0.31)  4.44    12.57      61,961      2.03(3)
03/31/06     4.44      0.31        0.16        0.47      (0.30)        --       (0.30)  4.61    10.88      52,346      2.01(3)(5)
03/31/07     4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479      2.01(3)
03/31/08     4.78      0.31       (0.60)      (0.29)     (0.32)        --       (0.32)  4.17    (6.50)     34,911      2.01(3)
09/30/08+    4.17      0.17       (0.47)      (0.30)     (0.13)        --       (0.13)  3.74    (7.40)     29,235      2.01(3)(6)
                                                                         Class C*
-
03/31/04    $3.68     $0.30      $ 0.60      $ 0.90     $(0.33)       $--      $(0.33) $4.25    25.14%   $ 52,868      2.11%(3)
03/31/05     4.25      0.30        0.22        0.52      (0.31)        --       (0.31)  4.46    12.77      65,385      2.03(3)
03/31/06     4.46      0.30        0.17        0.47      (0.30)        --       (0.30)  4.63    10.86      70,140      2.01(3)(5)
03/31/07     4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777      2.01(3)
03/31/08     4.80      0.31       (0.61)      (0.30)     (0.32)        --       (0.32)  4.18    (6.67)     61,125      2.01(3)
09/30/08+    4.18      0.17       (0.47)      (0.30)     (0.13)        --       (0.13)  3.75    (7.37)     53,092      2.01(3)(6)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


   8.15%         126%(4)
   7.59(3)        85(4)
   7.20(3)(5)     91
   6.44(3)        86
   7.49(3)        72
   8.91(3)(6)     39


   7.52%         126%(4)
   7.04(3)        85(4)
   6.71(3)(5)     91
   5.82(3)        86
   6.80(3)        72
   8.26(3)(6)     39


   7.53%(3)      126%(4)
   6.97(3)        85(4)
   6.67(3)(5)     91
   5.80(3)        86
   6.75(3)        72
   8.27(3)(6)     39

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/04 03/31/05 03/31/06 03/31/07 03/31/08 09/30/08(6)+
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............    -- %    0.08%    0.11%    0.09%    0.17%      0.10%
High Yield Bond Fund Class B............     --     0.07     0.14     0.11     0.20       0.11
High Yield Bond Fund Class C............   0.01     0.09     0.12     0.10     0.18       0.09

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                              2004 2005
                                              ---- ----
                        High Yield Bond Fund. 126% 85%

(5)Net of custody credits of 0.01%.
(6)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                TAX EXEMPT INSURED FUND
                                                                -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of   expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                        Class A
-
 03/31/04     $13.34     $0.39      $ 0.24      $ 0.63     $(0.37)     $(0.44)    $(0.81) $13.16    4.86%  $69,098    1.26%
 03/31/05      13.16      0.41       (0.18)       0.23      (0.41)      (0.17)     (0.58)  12.81    1.83    62,032    1.25
 03/31/06      12.81      0.41       (0.10)       0.31      (0.40)      (0.13)     (0.53)  12.59    2.43    56,875    1.30
 03/31/07      12.59      0.42        0.15        0.57      (0.42)      (0.09)     (0.51)  12.65    4.63    50,036    1.27
 03/31/08      12.65      0.42       (0.31)       0.11      (0.42)      (0.10)     (0.52)  12.24    0.91    46,843    1.32
 09/30/08+     12.24      0.21       (0.48)      (0.27)     (0.20)         --      (0.20)  11.77   (2.22)   44,892    1.19(3)(4)
                                                                        Class B
-
 03/31/04     $13.34     $0.30      $ 0.23      $ 0.53     $(0.27)     $(0.44)    $(0.71) $13.16    4.10%  $16,632    1.96%
 03/31/05      13.16      0.33       (0.18)       0.15      (0.32)      (0.17)     (0.49)  12.82    1.21     9,000    1.94
 03/31/06      12.82      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.60    1.77     6,694    1.95
 03/31/07      12.60      0.31        0.15        0.46      (0.32)      (0.09)     (0.41)  12.65    3.72     5,093    2.11
 03/31/08      12.65      0.31       (0.31)      (0.00)     (0.29)      (0.10)     (0.39)  12.26    0.06     3,351    2.21
 09/30/08+     12.26      0.15       (0.48)      (0.33)     (0.15)         --      (0.15)  11.78   (2.75)    3,267    2.17(3)(4)
                                                                        Class C*
-
 03/31/04     $13.34     $0.30      $ 0.24      $ 0.54     $(0.28)     $(0.44)    $(0.72) $13.16    4.14%  $ 5,803    1.95%(3)
 03/31/05      13.16      0.32       (0.18)       0.14      (0.32)      (0.17)     (0.49)  12.81    1.12     5,701    1.95(3)
 03/31/06      12.81      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.59    1.81     4,497    1.95(3)
 03/31/07      12.59      0.33        0.17        0.50      (0.34)      (0.09)     (0.43)  12.66    3.98     3,991    1.95(3)
 03/31/08      12.66      0.34       (0.31)       0.03      (0.34)      (0.10)     (0.44)  12.25    0.29     4,141    1.95(3)
 09/30/08+     12.25      0.16       (0.47)      (0.31)     (0.16)         --      (0.16)  11.78   (2.54)    6,406    1.81(3)(4)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


   2.90%         131%
   3.14          153
   3.14           81
   3.28           84
   3.35           57
   3.39(3)(4)     49


   2.20%         131%
   2.44          153
   2.48           81
   2.44           84
   2.46           57
   2.40(3)(4)     49


   2.21%(3)      131%
   2.44(3)       153
   2.48(3)        81
   2.60(3)        84
   2.71(3)        57
   2.77(3)(4)     49

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/04 03/31/05 03/31/06 03/31/07 03/31/08 09/30/08(4)+
                                         -------- -------- -------- -------- -------- ------------
Tax Exempt Insured Fund Class A.........     --%      --%      --%      --%      --%      0.12%
Tax Exempt Insured Fund Class B.........     --       --       --       --       --       0.12
Tax Exempt Insured Fund Class C.........   0.12     0.09     0.20     0.09     0.31       0.45

(4)Annualized

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                    United States Treasury Notes....  48.3%
                    Government National Mtg. Assoc..  45.9
                    United States Treasury Bonds....  10.5
                    Repurchase Agreements...........   7.8
                    Federal Farm Credit Bank........   0.6
                    Small Business Administration...   0.5
                                                     -----
                                                     113.6%
                                                     =====

Credit Quality+#

                         Government -- Treasury.  55.6%
                         Government -- Agency...  44.4
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 47.0%
        Federal Farm Credit Bank -- 0.6%
          5.64% due 04/04/11..................... $  500,000 $  526,189
          6.00% due 03/07/11.....................    200,000    211,755
          6.30% due 12/03/13.....................    500,000    546,651
                                                             ----------
                                                              1,284,595
                                                             ----------
        Federal National Mtg. Assoc. -- 0.0%
          8.00% due 01/01/23.....................     31,757     34,580
          11.00% due 02/01/15....................         28         32
          11.50% due 09/01/19....................      7,924      8,879
                                                             ----------
                                                                 43,491
                                                             ----------
        Government National Mtg. Assoc. -- 45.9%
          4.50% due 05/15/18.....................    772,478    769,326
          4.50% due 08/15/18.....................  1,166,555  1,161,794
          4.50% due 09/15/18.....................  3,473,224  3,459,051
          4.50% due 10/15/18.....................  3,350,477  3,336,804
          4.50% due 09/15/33.....................  4,150,036  3,970,288
          5.00% due 04/15/18.....................  3,413,921  3,473,162
          5.00% due 04/15/33.....................     26,968     26,517
          5.00% due 08/15/33.....................  1,612,904  1,586,158
          5.00% due 09/15/33.....................    721,297    709,215
          5.00% due 10/15/33.....................    506,708    498,221
          5.00% due 04/15/34.....................     24,999     24,569
          5.00% due 11/15/34.....................    170,907    167,964
          5.00% due 02/15/35.....................     23,014     22,611
          5.00% due 03/15/35.....................    493,928    485,269
          5.00% due 04/15/35.....................     54,644     53,686
          5.00% due 05/15/35.....................  1,507,979  1,481,543
          5.00% due 09/15/35.....................    838,637    823,934
          5.00% due 10/15/35.....................    136,531    134,138
          5.00% due 12/15/35.....................     86,938     85,414
          5.00% due 03/15/36.....................    826,279    811,535
          5.00% due 05/15/36.....................  1,264,314  1,241,754
          5.00% due 06/15/36.....................    868,109    852,618
          5.00% due 09/15/36.....................  1,969,007  1,933,999
          5.00% due 10/15/36.....................    496,331    487,475
          5.00% due 11/15/36.....................     45,269     44,461
          5.00% due 12/15/36.....................    358,892    352,487
          5.00% due 01/15/37.....................  4,312,428  4,234,805
          5.00% due 02/15/37.....................  2,012,208  1,975,987
          5.00% due 03/15/37.....................  1,583,065  1,554,569
          5.00% due 04/15/37.....................  1,721,767  1,690,774
          5.00% due 08/15/38.....................  9,984,958  9,805,229
          5.50% due 11/15/32.....................     12,097     12,150
          5.50% due 03/15/33.....................    405,017    406,554
          5.50% due 04/15/33.....................    468,936    470,714
          5.50% due 05/15/33.....................  1,062,998  1,067,074
          5.50% due 06/15/33.....................  5,109,352  5,128,726
          5.50% due 07/15/33.....................  1,382,596  1,387,838
          5.50% due 10/15/33.....................  1,422,888  1,428,283
          5.50% due 12/15/33.....................    289,878    290,977
          5.50% due 01/15/34.....................  3,212,837  3,223,513
          5.50% due 02/15/34.....................  1,783,076  1,789,001
          6.00% due 01/15/28.....................      2,338      2,385
          6.00% due 04/15/28.....................  1,055,837  1,079,547
          6.00% due 05/15/28.....................      1,333      1,360
          6.00% due 10/15/28.....................      3,485      3,555

                                                                 Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
        6.00% due 03/15/29........................ $    32,293 $    32,920
        6.00% due 04/15/29........................      34,856      35,532
        6.00% due 05/15/29........................      62,681      63,899
        6.00% due 06/15/29........................      22,062      22,490
        6.00% due 04/15/31........................      22,241      22,659
        6.00% due 05/15/31........................      40,281      41,038
        6.00% due 11/15/31........................     159,178     162,169
        6.00% due 12/15/31........................     323,654     329,736
        6.00% due 01/15/32........................     139,146     141,717
        6.00% due 02/15/32........................      34,470      35,108
        6.00% due 03/15/32........................       7,150       7,282
        6.00% due 08/15/32........................     218,051     222,080
        6.00% due 11/15/32........................      33,931      34,558
        6.00% due 12/15/32........................       5,630       5,734
        6.00% due 01/15/33........................      17,081      17,391
        6.00% due 02/15/33........................      45,241      46,063
        6.00% due 03/15/33........................      68,240      69,480
        6.00% due 04/15/33........................     288,814     294,060
        6.00% due 07/15/33........................     209,206     213,007
        6.00% due 08/15/33........................   2,000,248   2,038,451
        6.00% due 09/15/33........................     296,085     301,464
        6.00% due 10/15/33........................   1,029,684   1,048,397
        6.00% due 11/15/33........................     118,911     121,072
        6.00% due 12/15/33........................     563,067     573,296
        6.00% due 02/15/34........................     239,135     243,329
        6.00% due 05/15/34........................      31,816      32,374
        6.00% due 06/15/34........................      33,939      34,535
        6.00% due 07/15/34........................   1,140,635   1,160,644
        6.00% due 08/15/34........................     152,637     155,315
        6.00% due 09/15/34........................     943,879     960,437
        6.00% due 10/15/34........................   3,689,255   3,753,971
        6.00% due 12/15/34........................     263,982     268,612
        6.00% due 06/15/35........................     212,312     215,837
        6.00% due 08/15/35........................     113,467     115,351
        6.00% due November TBA....................  20,000,000  20,250,000
        6.50% due 02/15/29........................      12,079      12,441
        6.50% due 05/15/31........................      10,696      11,010
        6.50% due 06/15/31........................      47,117      48,499
        6.50% due 07/15/31........................      21,853      22,493
        6.50% due 08/15/31........................      59,514      61,260
        6.50% due 09/15/31........................     119,890     123,406
        6.50% due 10/15/31........................     235,586     242,497
        6.50% due 11/15/31........................      12,050      12,403
        6.50% due 12/15/31........................      18,707      19,255
        6.50% due 01/15/32........................      29,711      30,564
        6.50% due 02/15/32........................     438,512     451,101
        6.50% due 06/15/32........................      48,671      50,068
        7.00% due 07/15/23........................      22,228      23,513
        7.00% due 10/15/23........................      37,955      40,148
        7.00% due 09/15/25........................     179,635     189,883
        7.00% due 03/20/29........................      14,716      15,408
        7.00% due 06/20/29........................       2,346       2,457
        7.00% due 11/20/30........................      53,524      55,998
        7.50% due 04/15/17........................       9,354      10,061
        7.50% due 08/15/23........................     168,365     181,744
        7.50% due 09/15/23........................     444,151     479,443

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 --
        (unaudited) (continued)

                                                                 Market
                                                   Principal     Value
                Security Description                Amount      (Note 2)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES (continued)
     Government National Mtg. Assoc. (continued)
       9.00% due 12/15/16........................ $    34,567 $     37,785
       11.00% due 08/20/15.......................         117          132
       11.00% due 09/20/15.......................         321          363
       11.50% due 05/20/15.......................       3,258        3,722
       12.50% due 09/15/14.......................       4,488        5,218
       13.00% due 01/15/11.......................         159          177
       13.00% due 02/15/11.......................       1,623        1,736
       13.00% due 03/15/11.......................          71           79
       13.00% due 04/15/11.......................         260          290
       13.00% due 09/15/13.......................       3,973        4,596
       13.00% due 10/20/14.......................         922        1,068
       13.00% due 11/15/14.......................         530          622
       13.00% due 02/20/15.......................         530          606
       13.50% due 02/15/13.......................       6,959        8,114
       15.00% due 01/15/12.......................         277          324
       15.00% due 02/15/12.......................         754          882
       15.00% due 06/15/12.......................       7,935        9,283
       15.00% due 09/15/12.......................         469          548
       15.50% due 09/15/11.......................      24,150       27,628
                                                              ------------
                                                                98,803,867
                                                              ------------
     Small Business Administration -- 0.5%
       6.30% due 06/01/18........................   1,071,024    1,093,497
                                                              ------------
     Total U.S. Government Agencies
        (cost $101,329,744)......................              101,225,450
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 58.8%
     United States Treasury Bonds -- 10.5%
       4.75% due 02/15/37........................  17,000,000   18,184,696
       5.00% due 05/15/37........................   4,000,000    4,449,688
                                                              ------------
                                                                22,634,384
                                                              ------------
     United States Treasury Notes -- 48.3%
       2.00% due 02/28/10........................   4,000,000    4,003,124
       2.88% due 01/31/13........................  14,000,000   14,036,092
       3.13% due 08/31/13........................  20,000,000   20,153,120
       3.38% due 11/30/12........................  10,000,000   10,240,620
       3.50% due 02/15/18........................   8,000,000    7,845,000
       4.00% due 08/15/18........................  10,000,000   10,142,190
       4.25% due 11/15/17........................  20,000,000   20,728,120
       4.50% due 05/15/17........................  16,000,000   16,861,248
                                                              ------------
                                                               104,009,514
                                                              ------------
     Total U.S. Government Treasuries
        (cost $122,596,972)......................              126,643,898
                                                              ------------
     Total Long-Term Investment Securities
        (cost $223,926,716)......................              227,869,348
                                                              ------------

                                                               Market
                                                Principal      Value
               Security Description              Amount       (Note 2)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 7.8%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)
          (cost $16,763,000).................. $16,763,000  $ 16,763,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $240,689,716)(2)..............       113.6%  244,632,348
       Liabilities in excess of other assets..       (13.6)  (29,308,062)
                                               -----------  ------------
       NET ASSETS --                                 100.0% $215,324,286
                                               ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)


Industry Allocation*

                    Government National Mtg. Assoc..  79.5%
                    United States Treasury Notes....  14.0
                    Repurchase Agreements...........  12.9
                    United States Treasury Bonds....   3.1
                    Small Business Administration...   0.1
                                                     -----
                                                     109.6%
                                                     =====

Credit Quality+#

                         Government -- Agency...  82.3%
                         Government -- Treasury.  17.7
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES -- 79.6%
       Government National Mtg. Assoc. -- 79.5%
         4.50% due 05/15/18..................... $ 1,544,956 $ 1,538,652
         4.50% due 08/15/18.....................     758,830     755,733
         4.50% due 09/15/18.....................   2,638,555   2,627,788
         4.50% due 10/15/18.....................   3,932,858   3,916,809
         4.50% due 08/15/33.....................   2,349,657   2,247,887
         4.50% due 09/15/33.....................   3,031,193   2,899,905
         5.00% due 03/15/18.....................     507,588     516,397
         5.00% due 04/15/18.....................   5,521,930   5,617,752
         5.00% due 05/15/18.....................   7,612,867   7,744,972
         5.00% due 01/15/33.....................      17,060      16,774
         5.00% due 05/15/33.....................      10,834      10,665
         5.00% due 08/15/33.....................   2,422,201   2,381,630
         5.00% due 09/15/33.....................   2,147,816   2,111,839
         5.00% due 10/15/33.....................   5,050,123   4,965,533
         5.00% due 04/15/34.....................      48,750      47,911
         5.00% due 05/15/34.....................     136,631     134,279
         5.00% due 11/15/34.....................     584,748     574,680
         5.00% due 12/15/34.....................     577,988     568,036
         5.00% due 09/15/35.....................      19,322      18,983
         5.00% due 10/15/35.....................     112,073     110,108
         5.00% due 11/15/35.....................     111,174     109,225
         5.00% due 12/15/35.....................      60,935      59,867
         5.00% due 02/15/36.....................     140,605     138,097
         5.00% due 04/15/36.....................     445,490     437,542
         5.00% due 06/15/36.....................   1,456,052   1,430,071
         5.00% due 07/15/36.....................     484,488     475,843
         5.00% due 08/15/36.....................      26,052      25,587
         5.00% due 09/15/36.....................     823,867     809,248
         5.00% due 10/15/36.....................      25,958      25,495
         5.00% due 11/15/36.....................     380,164     373,380
         5.00% due 12/15/36.....................   1,162,745   1,141,997
         5.00% due 01/15/37.....................     777,064     763,076
         5.00% due 02/15/37.....................     876,595     860,816
         5.00% due 04/15/37.....................   9,334,757   9,166,732
         5.50% due 06/15/29.....................       4,752       4,792
         5.50% due 01/15/32.....................      41,777      41,962
         5.50% due 12/15/32.....................     616,604     619,327
         5.50% due 01/15/33.....................     413,207     414,774
         5.50% due 02/15/33.....................   1,642,359   1,648,585
         5.50% due 03/15/33.....................     968,048     971,721
         5.50% due 04/15/33.....................   4,916,034   4,934,671
         5.50% due 05/15/33.....................   5,918,956   5,942,051
         5.50% due 06/15/33.....................   6,517,240   6,542,151
         5.50% due 07/15/33.....................     336,208     337,482
         5.50% due 08/15/33.....................   2,005,750   2,013,355
         5.50% due 09/15/33.....................     355,285     356,632
         5.50% due 10/15/33.....................   5,543,613   5,564,633
         5.50% due 12/15/33.....................   6,127,803   6,151,036
         5.50% due 01/15/34.....................   7,986,855   8,013,394
         5.50% due 02/15/34.....................   1,148,938   1,152,756
         5.50% due 04/15/35.....................   1,826,743   1,831,956
         5.50% due 07/15/35.....................   2,086,866   2,092,822
         5.50% due 09/15/35.....................  21,121,330  21,181,613
         5.50% due 10/15/35.....................  13,276,759  13,314,653
         5.50% due 11/15/35.....................  26,009,394  26,083,630
         5.50% due 12/15/35.....................  16,824,162  16,872,181

                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       ------------------------------------------------------------------
       Government National Mtg. Assoc. (continued)
         5.50% due 02/15/36........................ $2,305,228 $2,311,087
         5.50% due 03/15/36........................  8,790,963  8,813,307
         5.50% due 04/15/36........................    386,910    387,893
         5.50% due 05/15/36........................  2,983,735  2,991,319
         6.00% due 11/15/23........................      3,710      3,806
         6.00% due 01/15/24........................      5,301      5,415
         6.00% due 07/15/28........................      2,833      2,890
         6.00% due 11/15/28........................    289,814    295,622
         6.00% due 12/15/28........................    233,662    238,346
         6.00% due 01/15/29........................    554,759    565,532
         6.00% due 02/15/29........................    585,645    597,017
         6.00% due 03/15/29........................    514,755    524,751
         6.00% due 04/15/29........................  1,265,401  1,290,366
         6.00% due 05/15/29........................     45,418     46,300
         6.00% due 06/15/29........................    472,577    481,902
         6.00% due 07/15/29........................    155,999    159,028
         6.00% due 08/15/29........................     19,556     19,936
         6.00% due 10/15/29........................    102,535    104,526
         6.00% due 04/15/31........................     16,242     16,547
         6.00% due 07/15/31........................     14,910     15,190
         6.00% due 10/15/31........................     81,637     83,171
         6.00% due 11/15/31........................  1,132,460  1,153,740
         6.00% due 12/15/31........................    497,184    506,528
         6.00% due 01/15/32........................    577,779    588,455
         6.00% due 02/15/32........................     46,595     47,456
         6.00% due 03/15/32........................    380,072    387,096
         6.00% due 07/15/32........................     85,889     87,476
         6.00% due 08/15/32........................  1,316,629  1,342,338
         6.00% due 09/15/32........................    890,523    906,979
         6.00% due 10/15/32........................    182,721    186,098
         6.00% due 11/15/32........................      4,335      4,415
         6.00% due 12/15/32........................    164,964    168,013
         6.00% due 01/15/33........................  1,271,654  1,294,756
         6.00% due 02/15/33........................  1,290,858  1,314,309
         6.00% due 03/15/33........................  1,098,290  1,118,242
         6.00% due 04/15/33........................  1,085,107  1,104,820
         6.00% due 05/15/33........................  1,137,789  1,158,459
         6.00% due 06/15/33........................    827,269    842,297
         6.00% due 08/15/33........................  1,207,334  1,229,504
         6.00% due 10/15/33........................    425,931    433,668
         6.00% due 11/15/33........................  1,449,395  1,475,720
         6.00% due 12/15/33........................  2,492,578  2,537,857
         6.00% due 01/15/34........................  1,429,745  1,454,827
         6.00% due 02/15/34........................  8,653,549  8,805,347
         6.00% due 03/15/34........................    187,866    191,161
         6.00% due 04/15/34........................  2,797,931  2,847,011
         6.00% due 05/15/34........................    257,386    261,900
         6.00% due 06/15/34........................    290,034    295,121
         6.00% due 07/15/34........................  3,143,596  3,198,740
         6.00% due 08/15/34........................  4,163,567  4,235,401
         6.00% due 09/15/34........................    183,441    186,607
         6.00% due 10/15/34........................    565,006    574,917
         6.00% due 11/15/34........................  1,267,670  1,289,907
         6.00% due 12/15/34........................     57,626     58,637
         6.00% due 01/15/35........................     78,114     79,411
         6.00% due 02/15/35........................    743,406    755,750

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 --
        (unaudited) (continued)

                                                                 Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
        6.00% due 04/15/35........................ $    53,867 $    54,761
        6.00% due 05/15/35........................      69,574      70,729
        6.00% due 06/15/35........................     367,368     373,468
        6.00% due 11/15/35........................      20,009      20,341
        6.00% due 12/15/35........................   1,401,823   1,426,085
        6.00% due 01/15/36........................     863,502     877,828
        6.00% due 02/15/36........................   1,770,643   1,800,021
        6.00% due 03/15/36........................   1,302,266   1,323,874
        6.00% due 04/15/36........................   4,263,122   4,333,854
        6.00% due 05/15/36........................   5,310,689   5,398,801
        6.00% due 06/15/36........................   2,643,345   2,687,202
        6.00% due 07/15/36........................   1,392,368   1,415,470
        6.00% due 08/15/36........................      18,576      18,868
        6.00% due 09/15/36........................     192,192     195,380
        6.00% due 10/15/36........................   1,456,117   1,479,651
        6.00% due 11/15/36........................   2,385,668   2,425,248
        6.00% due October TBA.....................  40,000,000  40,587,520
        6.50% due 03/15/28........................      20,811      21,416
        6.50% due 08/15/28........................      38,201      39,370
        6.50% due 01/15/29........................       3,605       3,713
        6.50% due 02/15/29........................       1,298       1,337
        6.50% due 03/15/29........................      99,674     102,661
        6.50% due 04/15/29........................       1,457       1,501
        6.50% due 05/15/29........................      10,136      10,431
        6.50% due 06/15/29........................      33,121      34,114
        6.50% due 07/15/29........................       3,226       3,323
        6.50% due 10/15/29........................       3,349       3,449
        6.50% due 08/15/31........................     229,590     236,325
        6.50% due 09/15/31........................      10,674      10,987
        6.50% due 10/15/31........................     235,587     242,497
        6.50% due 11/15/31........................     121,665     125,233
        6.50% due 12/15/31........................     140,762     144,891
        6.50% due 02/15/32........................     165,807     170,567
        6.50% due 05/15/32........................   1,090,045   1,121,338
        6.50% due 06/15/32........................      92,643      95,303
        7.00% due 03/15/23........................      83,878      88,723
        7.00% due 01/20/24........................         479         503
        7.00% due 03/20/24........................         527         553
        7.00% due 07/20/25........................       2,339       2,457
        7.00% due 09/15/25........................      78,012      82,462
        7.00% due 01/20/29........................      32,355      33,878
        7.00% due 02/20/29........................       5,890       6,168
        7.00% due 06/20/29........................      11,634      12,182
        7.00% due 07/20/29........................      40,809      42,730
        7.00% due 09/20/29........................       4,209       4,407
        7.00% due 10/20/29........................       8,430       8,827
        7.00% due 11/20/29........................       2,748       2,878
        7.00% due 03/20/30........................       4,088       4,277
        7.00% due 06/20/30........................       5,405       5,655
        7.00% due 08/20/30........................      22,918      23,978
        7.00% due 09/20/30........................      19,654      20,562
        7.00% due 10/20/30........................      24,697      25,838
        8.00% due 11/15/26........................     133,368     146,396
        8.00% due 12/15/29........................      15,494      17,004
        8.00% due 04/15/30........................      29,253      32,113
        8.00% due 05/15/30........................       2,841       3,119

                                                                 Market
                                                  Principal      Value
               Security Description                Amount       (Note 2)
    -----------------------------------------------------------------------
    Government National Mtg. Assoc. (continued)
      8.00% due 08/15/30........................ $    29,226  $     32,082
      8.50% due 03/15/17........................      14,073        15,479
      8.50% due 05/15/21........................      31,644        34,930
      8.50% due 12/15/22........................      43,312        47,850
      8.50% due 01/15/23........................     108,921       120,417
      8.50% due 09/15/24........................      21,121        23,363
      9.00% due 07/15/16........................      48,508        53,025
      9.00% due 10/15/16........................       5,023         5,490
                                                              ------------
                                                               309,541,303
                                                              ------------
    Small Business Administration -- 0.1%
      6.30% due 06/01/18........................     357,008       364,499
                                                              ------------
    Total U.S. Government Agencies
       (cost $309,584,746)......................               309,905,802
                                                              ------------
    U.S. GOVERNMENT TREASURIES -- 17.1%
    United States Treasury Bonds -- 3.1%
      4.75% due 02/15/37........................   6,000,000     6,418,128
      5.00% due 05/15/37........................   5,000,000     5,562,110
                                                              ------------
                                                                11,980,238
                                                              ------------
    United States Treasury Notes -- 14.0%
      2.88% due 01/31/13........................  25,000,000    25,064,450
      3.50% due 02/15/18........................  30,000,000    29,418,750
                                                              ------------
                                                                54,483,200
                                                              ------------
    Total U.S. Government Treasuries
       (cost $65,447,344).......................                66,463,438
                                                              ------------
    Total Long-Term Investment Securities
       (cost $375,032,090)......................               376,369,240
                                                              ------------
    REPURCHASE AGREEMENT -- 12.9%
      State Street Bank & Trust Co. Joint
       Repurchase Agreement(1)
       (cost $50,161,000).......................  50,161,000    50,161,000
                                                              ------------
    TOTAL INVESTMENTS --
       (cost $425,193,090)(2)...................       109.6%  426,530,240
    Liabilities in excess of other assets.......        (9.6)  (37,482,084)
                                                 -----------  ------------
    NET ASSETS --                                      100.0% $389,048,156
                                                 ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                 Foreign Government Agencies............ 17.1%
                 Federal Home Loan Mtg. Corp............ 12.6
                 Federal National Mtg. Assoc............  6.7
                 United States Treasury Notes...........  4.8
                 Diversified Financial Services.........  3.7
                 Oil Companies-Exploration & Production.  3.1
                 Electric-Integrated....................  2.9
                 Time Deposits..........................  2.6
                 Special Purpose Entities...............  2.5
                 Telephone-Integrated...................  2.2
                 Pipelines..............................  2.2
                 Repurchase Agreements..................  2.1
                 Medical-Hospitals......................  1.8
                 Cable TV...............................  1.5
                 Chemicals-Specialty....................  1.1
                 Medical-Drugs..........................  1.1
                 Electric-Generation....................  1.0
                 Cellular Telecom.......................  1.0
                 Medical Products.......................  1.0
                 Steel-Producers........................  0.9
                 Finance-Investment Banker/Broker.......  0.9
                 United States Treasury Bonds...........  0.9
                 Banks-Commercial.......................  0.9
                 Paper & Related Products...............  0.9
                 Telecom Services.......................  0.9
                 Containers-Metal/Glass.................  0.8
                 Transport-Air Freight..................  0.7
                 Electronic Components-Semiconductors...  0.7
                 Casino Hotels..........................  0.7
                 Oil-Field Services.....................  0.7
                 Diversified Manufacturing Operations...  0.7
                 Medical-HMO............................  0.6
                 Satellite Telecom......................  0.6
                 Finance-Auto Loans.....................  0.6
                 Banks-Super Regional...................  0.5
                 Television.............................  0.5
                 Computer Services......................  0.5
                 Theaters...............................  0.5
                 Independent Power Producers............  0.5
                 Multimedia.............................  0.5
                 Physicians Practice Management.........  0.4
                 Metal-Diversified......................  0.4
                 Office Automation & Equipment..........  0.4
                 Publishing-Periodicals.................  0.4
                 Funeral Services & Related Items.......  0.4
                 Airlines...............................  0.3
                 Direct Marketing.......................  0.3
                 Broadcast Services/Program.............  0.3
                 Non-Hazardous Waste Disposal...........  0.3
                 Real Estate Investment Trusts..........  0.3
                 Hotels/Motels..........................  0.3
                 Transport-Rail.........................  0.3
                 Gambling (Non-Hotel)...................  0.3
                 Auto-Cars/Light Trucks.................  0.3
                 Insurance Brokers......................  0.3
                 Food-Misc..............................  0.3
                 Food-Meat Products.....................  0.3
                 Building & Construction Products-Misc..  0.3
                 Mining.................................  0.3
                 Recycling..............................  0.3
                 Casino Services........................  0.3
                 Containers-Paper/Plastic...............  0.3

                 Agricultural Chemicals.................   0.3%
                 Seismic Data Collection................   0.3
                 Retail-Petroleum Products..............   0.2
                 Consumer Products-Misc.................   0.2
                 Electronics-Military...................   0.2
                 Home Furnishings.......................   0.2
                 Printing-Commercial....................   0.2
                 Computers-Memory Devices...............   0.2
                 Retail-Drug Store......................   0.2
                 Aerospace/Defense-Equipment............   0.2
                 Insurance-Multi-line...................   0.2
                 Metal-Aluminum.........................   0.2
                 Finance-Commercial.....................   0.2
                 Insurance-Reinsurance..................   0.2
                 Auto/Truck Parts & Equipment-Original..   0.2
                 Storage/Warehousing....................   0.2
                 Insurance-Life/Health..................   0.2
                 Transactional Software.................   0.2
                 Insurance-Property/Casualty............   0.2
                 Telecommunication Equipment............   0.2
                 Real Estate Operations & Development...   0.1
                 Oil Companies-Integrated...............   0.1
                 Energy-Alternate Sources...............   0.1
                 Decision Support Software..............   0.1
                 Rental Auto/Equipment..................   0.1
                 Vitamins & Nutrition Products..........   0.1
                 Savings & Loans/Thrifts................   0.1
                 Human Resources........................   0.1
                 Chemicals-Diversified..................   0.1
                 Oil Refining & Marketing...............   0.1
                 Medical Information Systems............   0.1
                 Electronic Components-Misc.............   0.1
                 Import/Export..........................   0.1
                 Food-Retail............................   0.1
                 Beverages-Wine/Spirits.................   0.1
                 Rubber-Tires...........................   0.1
                 Banks-Fiduciary........................   0.1
                 Computers..............................   0.1
                 Retail-Restaurants.....................   0.1
                 Diversified Operations.................   0.1
                 Commercial Services-Finance............   0.1
                 Research & Development.................   0.1
                 Brewery................................   0.1
                 Medical-Generic Drugs..................   0.1
                 Medical-Nursing Homes..................   0.1
                 Applications Software..................   0.1
                 Transport-Services.....................   0.1
                 Water..................................   0.1
                 Finance-Mortgage Loan/Banker...........   0.1
                 Investment Management/Advisor Services.   0.1
                 Transport-Marine.......................   0.1
                 Electronic Measurement Instruments.....   0.1
                 Medical-Wholesale Drug Distribution....   0.1
                 Banks-Money Center.....................   0.1
                 Federal Home Loan Bank.................   0.1
                 Finance-Other Services.................   0.1
                 Retail-Major Department Stores.........   0.1
                 Cruise Lines...........................   0.1
                 Networking Products....................   0.1
                                                         -----
                                                         100.7%
                                                         =====

--------
* Calculated as a percentage of net assets

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited) (continued)

Country Allocation*

                          United States........  76.6%
                          Brazil...............   3.4
                          Turkey...............   2.0
                          Canada...............   1.9
                          Russia...............   1.3
                          Mexico...............   1.1
                          Luxembourg...........   1.1
                          Indonesia............   0.9
                          United Kingdom.......   0.8
                          Philippines..........   0.8
                          Australia............   0.8
                          Ireland..............   0.7
                          Colombia.............   0.7
                          Uruguay..............   0.6
                          Japan................   0.6
                          Cayman Islands.......   0.6
                          Norway...............   0.5
                          Denmark..............   0.5
                          Venezuela............   0.5
                          Peru.................   0.5
                          Sweden...............   0.5
                          Bermuda..............   0.5
                          South Africa.........   0.4
                          Germany..............   0.4
                          Argentina............   0.4
                          Netherlands..........   0.4
                          Switzerland..........   0.4
                          Ukrainian SSR........   0.3
                          Ecuador..............   0.3
                          Hungary..............   0.3
                          Greece...............   0.3
                          Spain................   0.1
                          Panama...............   0.1
                          Belgium..............   0.1
                          France...............   0.1
                          United Arab Emirates.   0.1
                          Liberia..............   0.1
                                                -----
                                                100.7%
                                                =====

Credit Quality+#

                         Government -- Treasury.   6.0%
                         Government -- Agency...  20.1
                         AAA....................   7.0
                         AA.....................   1.9
                         A......................   6.6
                         BBB....................  11.4
                         BB.....................  15.7
                         B......................  19.9
                         CCC....................   7.9
                         CC.....................   0.2
                         Below C................   0.1
                         Not Rated@.............   3.2
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)

                                                                Market
                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
       ----------------------------------------------------------------
       ASSET BACKED SECURITIES -- 3.1%
       Diversified Financial Services -- 3.1%
         Banc of America Commercial Mtg., Inc.
          Series 2006-6, Class AM
          5.39% due 10/10/45(1)................... $  145,000 $  115,257
         Banc of America Funding Corp.
          Series 2007-C, Class 5A1
          5.39% due 05/20/36(1)(2)................  1,457,812  1,163,951
         Banc of America Funding Corp.,
          Series 2006-J, Class 2A1
          5.89% due 01/20/47(1)(2)................  1,434,268  1,008,450
         Bear Stearns Commercial Mtg.
          Securities, Inc.,
          Series 2007-PW15, Class A2
          5.21% due 02/11/44(1)...................    825,000    783,656
         Chase Mtg. Finance Corp.,
          Series 2007-A2, Class 1A1
          5.02% due 07/25/37(1)(2)................  1,700,420  1,550,798
         Citigroup Commercial Mtg. Trust
          Series 2008-C7, Class AM
          6.10% due 12/01/49(1)(2)................    285,000    226,457
         Commercial Mtg. Asset Trust,
          Series 1999-C1, Class D
          7.35% due 01/17/32(1)...................    360,000    369,131
         Commercial Mtg. Pass Through Certs.
          Series 2006-CN2A, Class A2FL
          2.71% due 02/05/19*(1)(3)...............  1,575,000  1,495,286
         Commercial Mtg. Pass Through Certs.,
          Series 2004-LB2A, Class A3
          4.22% due 03/10/39(1)...................     86,000     83,211
         Commercial Mtg. Pass Through Certs.,
          Series 2004-LB4A, Class A3,
          4.41% due 10/15/37(1)...................  1,500,000  1,441,074
         CS First Boston Mtg. Securities Corp.
          Series 2002-CKN2, Class A3
          6.13% due 04/15/37(1)...................  2,250,000  2,225,837
         Deutsche ALT-A Securities, Inc.,
          Series 2006-AB2, Class A5A,
          6.09% due 06/25/36(1)...................    600,000    390,994
         GE Capital Commercial Mtg. Corp.,
          Series 2004-C2, Class A4
          4.89% due 03/10/40(1)...................  1,320,000  1,210,525
         GMAC Commercial Mtg. Securities, Inc.,
          Series 2003-C2, Class A2
          5.67% due 05/10/40(1)(2)................     50,000     47,648
         Goldman Sachs Mtg. Securities Trust
          Series 2007-GG10, Class A4
          5.99% due 08/10/45(1)(2)................  3,700,000  3,158,864
         JP Morgan Chase Commercial Mtg.
          Securities Corp.,
          Series 2006-LDP9, Class AM
          5.37% due 05/15/47(1)...................    413,000    326,094
         LB Commercial Conduit Mtg. Trust,
          Series 1998-C1, Class E
          7.00% due 02/18/30(1)...................    205,000    207,391
         Ocwen Advance Receivables Backed Notes,
          Series 2006-1A
          5.34% due 11/24/15*(4)..................    830,000    664,000

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      Diversified Financial Services (continued)
        Swift Master Auto Receivables Trust,
         Series 2007-2, Class A
         3.14% due 10/15/12(3)..................... $2,957,126 $ 2,719,624
        Wells Fargo Mtg. Backed Securities Trust,
         Series 2006-AR17, Class A2
         5.83% due 10/25/36(1).....................  2,607,184   2,100,710
        Wells Fargo Mtg. Backed Securities Trust,
         Series 2006-AR12, Class 2A1
         6.10% due 09/25/36(1)(2)..................    619,080     516,315
                                                               -----------
      Total Asset Backed Securities
         (cost $24,810,088)........................             21,805,273
                                                               -----------
      CONVERTIBLE BONDS & NOTES -- 0.1%
      Drug Delivery Systems -- 0.0%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12........................    125,000      62,969
                                                               -----------
      Electronic Components-Semiconductors -- 0.1%
        Advanced Micro Devices, Inc.
         Senior Notes
         6.00% due 05/01/15*.......................     50,000      24,313
        Spansion, Inc.
         Senior Sub. Notes
         2.25% due 06/15/16*.......................  1,270,000     534,987
                                                               -----------
                                                                   559,300
                                                               -----------
      Telecom Services -- 0.0%
        ICO North America, Inc.
         Notes
         7.50% due 08/15/09(4)(5)(6)...............    286,000     200,200
                                                               -----------
      Total Convertible Bonds & Notes
         (cost $1,527,181).........................                822,469
                                                               -----------
      CORPORATE BONDS & NOTES -- 42.0%
      Aerospace/Defense-Equipment -- 0.2%
        United Technologies Corp.
         Senior Notes
         4.88% due 05/01/15........................  1,029,000   1,013,461
        United Technologies Corp.
         Notes
         6.13% due 07/15/38........................    300,000     289,850
                                                               -----------
                                                                 1,303,311
                                                               -----------
      Agricultural Chemicals -- 0.3%
        Monsanto Co.
         Company Guar. Bonds
         5.88% due 04/15/38........................    285,000     258,285
        Mosaic Global Holdings, Inc.
         Debentures
         7.38% due 08/01/18........................    330,000     327,681
        Terra Capital, Inc.
         Company Guar. Notes
         7.00% due 02/01/17........................  1,270,000   1,206,500
                                                               -----------
                                                                 1,792,466
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Airlines -- 0.3%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11......................... $1,743,000 $1,359,540
        Continental Airlines, Inc.
         Pass Through Certs.,
         Series 1991, Class A
         6.55% due 02/02/19.........................    633,221    538,238
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2000-1, Class A-2
         7.57% due 11/18/10.........................    275,000    248,875
        Northwest Airlines, Inc.
         Pass Through Certs.
         Series 2002-1, Class G2
         6.26% due 11/20/21.........................    272,779    240,727
        United AirLines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.20% due 12/31/49.........................     31,423     30,481
                                                                ----------
                                                                 2,417,861
                                                                ----------
      Applications Software -- 0.1%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13........................    530,000    551,200
                                                                ----------
      Auto-Cars/Light Trucks -- 0.3%
        Ford Motor Co.
         Senior Notes
         6.38% due 02/01/29.........................  2,390,000    884,300
        General Motors Corp.
         Senior Notes
         7.13% due 07/15/13.........................  2,648,000  1,218,080
                                                                ----------
                                                                 2,102,380
                                                                ----------
      Auto/Truck Parts & Equipment-Original -- 0.2%
        Johnson Controls, Inc.
         Senior Notes
         5.25% due 01/15/11.........................    460,000    465,292
        Lear Corp.
         Senior Notes
         8.75% due 12/01/16.........................  1,125,000    781,875
                                                                ----------
                                                                 1,247,167
                                                                ----------
      Auto/Truck Parts & Equipment-Replacement -- 0.0%
        Exide Corp.
         Notes
         10.00% due 03/15/25+(4)(6).................    225,000          0
                                                                ----------
      Banks-Commercial -- 0.3%
        CoBank ACB
         Senior Sub. Notes
         7.88% due 04/16/18*........................    122,000    117,489
        Colonial Bank NA
         Sub. Notes
         6.38% due 12/01/15.........................    451,000    336,115
        Credit Suisse New York
         Senior Notes
         5.00% due 05/15/13.........................    370,000    342,876

                                                             Market
                                                Principal    Value
                 Security Description           Amount**    (Note 2)
          ----------------------------------------------------------
          Banks-Commercial (continued)
            KeyBank NA
             Sub. Notes
             5.45% due 03/03/16................ $  372,000 $  215,840
            KeyBank NA
             Sub. Notes
             7.41% due 10/15/27................    128,000    105,305
            SouthTrust Bank
             Sub. Notes
             4.75% due 03/01/13................    281,000    209,705
            SouthTrust Corp.
             Sub. Notes
             5.80% due 06/15/14................    470,000    288,401
            Sovereign Bank
             Sub. Notes
             8.75% due 05/30/18................    442,000    302,128
            Union Bank of California NA
             Sub. Notes
             5.95% due 05/11/16................    330,000    298,458
                                                           ----------
                                                            2,216,317
                                                           ----------
          Banks-Fiduciary -- 0.1%
            State Street Capital Trust IV
             Company Guar.
             3.82% due 06/15/37(3).............    590,000    389,157
            The Bank of New York Mellon Corp.
             Senior Notes
             5.13% due 08/27/13................    366,000    348,923
                                                           ----------
                                                              738,080
                                                           ----------
          Banks-Super Regional -- 0.5%
            Banc One Corp.
             Sub. Debentures
             8.00% due 04/29/27................    135,000    129,708
            Bank of America Corp.
             Senior Notes
             4.90% due 05/01/13................    396,000    358,240
            Bank of America Corp.
             Sub. Notes
             7.25% due 10/15/25................    652,000    544,489
            Capital One Financial Corp.
             Sub. Notes
             6.15% due 09/01/16................    255,000    191,372
            Huntington Capital Trust I
             Company Guar.
             4.12% due 02/01/27(3).............    495,000    195,255
            JP Morgan Chase Bank NA
             Sub. Notes
             6.00% due 07/05/17................  1,030,000    940,613
            JP Morgan Chase Bank NA
             Sub. Notes
             6.13% due 11/01/08................    198,000    198,273
            PNC Preferred Funding Trust I
             Senior Notes
             6.11% due 03/15/12*(3)(8).........    390,000    268,433
            Wells Fargo & Co.
             Senior Notes
             4.38% due 01/31/13................    314,000    288,636

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Banks-Super Regional (continued)
       Wells Fargo & Co.
        Senior Notes
        5.25% due 10/23/12.......................... $  542,000 $  520,239
                                                                ----------
                                                                 3,635,258
                                                                ----------
     Beverages-Non-alcoholic -- 0.0%
       Cott Beverages USA, Inc.
        Company Guar. Notes
        8.00% due 12/15/11..........................    332,000    232,400
                                                                ----------
     Broadcast Services/Program -- 0.3%
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14..........................  1,365,000  1,371,825
       Nexstar Broadcasting, Inc.
        Senior Sub. Notes
        7.00% due 01/15/14..........................    680,000    510,000
                                                                ----------
                                                                 1,881,825
                                                                ----------
     Building & Construction Products-Misc. -- 0.3%
       Associated Materials, Inc.
        Senior Sub. Notes
        9.75% due 04/15/12..........................    965,000    950,525
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14..........................    970,000    960,300
                                                                ----------
                                                                 1,910,825
                                                                ----------
     Building Products-Wood -- 0.0%
       Masonite Corp.
        Company Guar. Notes
        11.00% due 04/06/15(23).....................  1,088,000    304,640
                                                                ----------
     Building-Residential/Commercial -- 0.0%
       D.R. Horton, Inc.
        Company Guar. Notes
        5.00% due 01/15/09..........................    266,000    259,350
                                                                ----------
     Cable TV -- 1.5%
       CCH I LLC/CCH I Capital Corp.
        Senior Notes
        11.00% due 10/01/15.........................  3,134,000  2,037,100
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        Series B
        10.25% due 09/15/10.........................    696,000    622,920
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 09/15/10.........................  3,389,000  3,050,100
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13..........................    966,000    840,420
       Charter Communications Operating LLC
        Senior Notes
        10.88% due 09/15/14*........................     94,000     91,180
       Comcast Corp.
        Company Guar. Notes
        5.85% due 11/15/15..........................    934,000    860,494

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     Cable TV (continued)
       Comcast Corp.
        Notes
        6.95% due 08/15/37......................... $  303,000 $   258,445
       COX Communications, Inc.
        Bonds
        6.95% due 06/01/38*........................    212,000     188,599
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11.........................    900,000     864,000
       CSC Holdings, Inc.
        Senior Notes
        8.13% due 07/15/09.........................    700,000     693,000
       DirecTV Holdings LLC/DirecTV Financing Co.
        Senior Notes
        7.63% due 05/15/16*........................    755,000     683,275
                                                               -----------
                                                                10,189,533
                                                               -----------
     Casino Hotels -- 0.7%
       Circus & Eldorado Joint Venture
        1st Mtg. Notes
        10.13% due 03/01/12........................    575,000     488,750
       Eldorado Casino Corp. (Shreveport)
        Sec. Bonds
        10.00% due 08/01/12(6)(9)..................    946,489     913,362
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(4)(6)...................    425,000     425,000
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14.........................  2,200,000   1,589,500
       Turning Stone Resort Casino Enterprise
        Senior Notes
        9.13% due 09/15/14*........................  1,660,000   1,510,600
                                                               -----------
                                                                 4,927,212
                                                               -----------
     Casino Services -- 0.1%
       Indianapolis Downs LLC & Capital Corp.
        Sec. Notes
        11.00% due 11/01/12*.......................  1,285,000     873,800
                                                               -----------
     Cellular Telecom -- 0.4%
       Centennial Communications Corp.
        Senior Notes
        8.54% due 01/01/13(3)......................    727,000     661,570
       Centennial Communications Corp.
        Senior Notes
        10.13% due 06/15/13........................    259,000     256,410
       Cingular Wireless Services, Inc.
        Senior Notes
        7.88% due 03/01/11.........................  1,406,000   1,480,152
       Nextel Communications, Inc.
        Company Guar. Notes
        5.95% due 03/15/14.........................    315,000     211,050
                                                               -----------
                                                                 2,609,182
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Chemicals-Diversified -- 0.1%
          E.I. Du Pont de Nemours & Co.
           Senior Notes
           6.00% due 07/15/18.................... $  330,000 $  322,121
          ICI Wilmington, Inc.
           Company Guar. Notes
           5.63% due 12/01/13....................    550,000    560,167
                                                             ----------
                                                                882,288
                                                             ----------
        Chemicals-Specialty -- 1.1%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15....................  1,380,000  1,159,200
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14....................  2,610,000  2,244,600
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12....................    950,000    947,625
          Momentive Performance Materials, Inc.
           Senior Sub. Notes
           11.50% due 12/01/16...................  3,795,000  2,580,600
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12....................  3,110,000  1,026,300
                                                             ----------
                                                              7,958,325
                                                             ----------
        Commercial Services-Finance -- 0.1%
          The Western Union Co.
           Senior Notes
           5.40% due 11/17/11....................    672,000    677,948
                                                             ----------
        Computer Services -- 0.5%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*..................  1,495,000  1,375,400
          Electronic Data Systems Corp.
           Senior Notes
           6.00% due 08/01/13....................    660,000    672,927
          Sungard Data Systems, Inc.
           Company Guar. Notes
           9.13% due 08/15/13....................  1,595,000  1,435,500
                                                             ----------
                                                              3,483,827
                                                             ----------
        Computers -- 0.1%
          International Business Machines Corp.
           Senior Notes
           5.70% due 09/14/17....................    727,000    704,229
                                                             ----------
        Computers-Integrated Systems -- 0.0%
          Activant Solutions, Inc.
           Company Guar. Notes
           9.50% due 05/01/16....................    225,000    166,500
                                                             ----------
        Consumer Products-Misc. -- 0.2%
          American Achievement Corp.
           Company Guar. Notes
           8.25% due 04/01/12*...................    821,000    806,632

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
      ------------------------------------------------------------------
      Consumer Products-Misc. (continued)
        Prestige Brands, Inc.
         Senior Sub. Notes
         9.25% due 04/15/12........................ $  325,000 $  308,750
        Visant Holding Corp.
         Senior Notes
         8.75% due 12/01/13........................    125,000    114,688
        Visant Holding Corp.
         Senior Notes
         10.25% due 12/01/13(10)...................    458,000    414,490
                                                               ----------
                                                                1,644,560
                                                               ----------
      Containers-Metal/Glass -- 0.5%
        Crown Cork & Seal Co., Inc.
         Debentures
         8.00% due 04/15/23........................  1,410,000  1,184,400
        Owens-Brockway Glass Container, Inc.
         Company Guar. Notes
         8.25% due 05/15/13........................  2,093,000  2,082,535
                                                               ----------
                                                                3,266,935
                                                               ----------
      Containers-Paper/Plastic -- 0.3%
        Jefferson Smurfit Corp.
         Company Guar. Notes
         8.25% due 10/01/12........................    550,000    459,250
        Smurfit-Stone Container Enterprises, Inc.
         Senior Notes
         8.00% due 03/15/17........................  1,760,000  1,372,800
                                                               ----------
                                                                1,832,050
                                                               ----------
      Cosmetics & Toiletries -- 0.0%
        Avon Products, Inc.
         Senior Notes
         5.75% due 03/01/18........................    146,000    139,061
                                                               ----------
      Decision Support Software -- 0.1%
        Vangent, Inc.
         Senior Sub. Notes
         9.63% due 02/15/15........................  1,175,000    957,625
                                                               ----------
      Direct Marketing -- 0.3%
        Affinity Group, Inc.
         Senior Sub. Notes
         9.00% due 02/15/12........................  1,494,000  1,105,560
        Visant Corp.
         Company Guar. Notes
         7.63% due 10/01/12........................  1,390,000  1,275,325
                                                               ----------
                                                                2,380,885
                                                               ----------
      Diversified Financial Services -- 0.3%
        American Express Travel Related
         Services Co., Inc.
         Senior Notes
         5.25% due 11/21/11*.......................    305,000    291,102
        General Electric Capital Corp.
         Senior Notes
         5.65% due 06/09/14........................    850,000    802,826

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                    Market
                                                       Principal    Value
                  Security Description                 Amount**    (Note 2)
    -----------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Diversified Financial Services (continued)
      General Electric Capital Corp.
       Senior Notes
       5.88% due 01/14/38............................. $  989,000 $  729,140
      General Electric Capital Corp.
       Notes
       6.75% due 03/15/32.............................    279,000    232,877
                                                                  ----------
                                                                   2,055,945
                                                                  ----------
    Diversified Manufacturing Operations -- 0.5%
      Cooper U.S., Inc.
       Senior Notes
       5.45% due 04/01/15.............................  1,003,000  1,013,646
      General Electric Co.
       Senior Notes
       5.25% due 12/06/17.............................    750,000    656,274
      Harland Clarke Holdings Corp.
       Notes
       6.90% due 05/15/15(3)..........................    425,000    272,000
      Harland Clarke Holdings Corp.
       Notes
       9.50% due 05/15/15.............................  1,150,000    805,000
      Indalex Holding Corp.
       Sec. Notes
       11.50% due 02/01/14............................    600,000    288,000
      Sally Holdings LLC
       Company Guar. Notes
       10.50% due 11/15/16............................     99,000     94,050
                                                                  ----------
                                                                   3,128,970
                                                                  ----------
    Diversified Operations -- 0.0%
      Capmark Financial Group, Inc.
       Company Guar. Notes
       5.88% due 05/10/12.............................    161,000     80,258
                                                                  ----------
    Electric-Generation -- 1.0%
      Bruce Mansfield Unit
       Pass Through Certs.
       6.85% due 06/01/34.............................    649,000    675,061
      Edison Mission Energy
       Senior Notes
       7.20% due 05/15/19.............................    515,000    453,200
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................    950,000    769,500
      Edison Mission Energy
       Senior Notes
       7.75% due 06/15/16.............................    775,000    728,500
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs. Series B
       9.24% due 07/02/17.............................    132,625    143,235
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series C
       9.68% due 07/02/26.............................    675,000    715,500
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    448,627    452,252

                                                             Market
                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
           ---------------------------------------------------------
           Electric-Generation (continued)
             The AES Corp.
              Senior Notes
              8.00% due 10/15/17................ $845,000  $  762,612
             The AES Corp.
              Senior Notes
              8.00% due 06/01/20*...............  625,000     546,875
             The AES Corp.
              Sec. Notes
              8.75% due 05/15/13*...............  947,000     951,735
             The AES Corp.
              Senior Notes
              8.88% due 02/15/11................  755,000     743,675
                                                           ----------
                                                            6,942,145
                                                           ----------
           Electric-Integrated -- 2.9%
             Baltimore Gas & Electric Co.
              Senior Notes
              6.13% due 07/01/13................  540,000     533,380
             Centerpoint Energy, Inc.
              Senior Notes
              6.50% due 05/01/18................  159,000     135,414
             Consumers Energy Co.
              1st Mtg. Bonds
              6.13% due 03/15/19................  500,000     470,573
             Dominion Resources, Inc.
              Jr. Sub Notes
              6.30% due 09/30/66(3).............  374,000     329,195
             DTE Energy Co.
              Senior Notes
              6.38% due 04/15/33................  422,000     352,775
             DTE Energy Co.
              Senior Notes
              7.05% due 06/01/11................  195,000     198,481
             Duke Energy Carolinas LLC
              Senior Notes
              4.20% due 10/01/08................  305,000     305,000
             Duke Energy Indiana, Inc.
              1st Mtg. Bonds
              6.35% due 08/15/38................  630,000     592,510
             Energy Future Holdings Corp.
              Company Guar. Notes
              10.88% due 11/01/17*..............  700,000     631,750
             Entergy Arkansas, Inc.
              1st Mtg. Bonds
              5.40% due 08/01/13................  462,000     453,780
             Entergy Gulf States Louisiana LLC
              1st Mtg. Bonds
              6.00% due 05/01/18*...............  600,000     551,269
             Entergy Louisiana LLC
              1st Mtg. Bonds
              5.83% due 11/01/10................  195,000     195,038
             Exelon Corp.
              Senior Notes
              6.75% due 05/01/11................  460,000     463,459
             Florida Power Corp.
              1st. Mtg. Bonds
              6.40% due 06/15/38................  277,000     262,300

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Electric-Integrated (continued)
       Mackinaw Power LLC
        Sec. Notes
        6.30% due 10/31/23*......................... $  633,625 $  608,355
       Mirant Americas Generation LLC
        Senior Notes
        8.30% due 05/01/11..........................    970,000    933,625
       Mirant Americas Generation LLC
        Senior Notes
        8.50% due 10/01/21..........................  1,005,000    778,875
       Nisource Finance Corp.
        Company Guar. Notes
        5.25% due 09/15/17..........................    430,000    355,942
       Oncor Electric Delivery Co.
        1st Mtg. Bonds
        7.50% due 09/01/38*.........................    218,000    218,027
       PacifiCorp
        1st. Mtg. Bonds
        6.35% due 07/15/38..........................  1,074,000    981,002
       Pepco Holdings, Inc.
        Senior Notes
        6.13% due 06/01/17..........................    702,000    652,837
       Pepco Holdings, Inc.
        Senior Notes
        6.45% due 08/15/12..........................    940,000    935,920
       PSEG Power LLC
        Company Guar. Notes
        5.00% due 04/01/14..........................    653,000    592,186
       PSEG Power LLC
        Company Guar. Notes
        7.75% due 04/15/11..........................     50,000     51,877
       Public Service Co. of Colorado
        1st Mtg. Bonds
        5.80% due 08/01/18..........................    270,000    260,672
       Puget Sound Energy, Inc.
        Senior Notes
        5.20% due 10/01/15..........................    633,000    557,122
       Sierra Pacific Power Co.
        1st Mtg. Bonds
        5.45% due 09/01/13..........................    458,000    444,069
       Sierra Pacific Power Co.
        Senior Notes
        6.75% due 07/01/37..........................  1,071,000    959,618
       Southern California Edison Co.
        1st Mtg. Bonds
        5.75% due 04/01/35..........................     80,000     71,104
       Southern Energy, Inc.
        Notes
        7.90% due 07/15/09*+(4)(5)(6)...............  1,550,000          0
       Southern Power Co.
        Senior Notes
        4.88% due 07/15/15..........................    289,000    262,430
       Texas Competitive Electric Holdings Co. LLC
        Senior Notes
        10.50% due 11/01/16*........................  1,445,000  1,224,638

                                                                  Market
                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    Electric-Integrated (continued)
      Texas Competitive Electric Holdings Co. LLC,
       Series A
       Senior Notes
       10.25% due 11/01/15*......................... $3,415,000 $ 3,082,037
      Texas Competitive Electric Holdings Co. LLC,
       Series B
       Senior Notes
       10.25% due 11/01/15*.........................  1,370,000   1,236,425
      Union Electric Co.
       1st. Mtg. Bonds
       6.70% due 02/01/19...........................    540,000     521,441
                                                                -----------
                                                                 20,203,126
                                                                -----------
    Electronic Components-Misc. -- 0.0%
      Sanmina-SCI Corp.
       Company Guar. Notes
       6.75% due 03/01/13...........................    175,000     153,125
                                                                -----------
    Electronic Components-Semiconductors -- 0.6%
      Advanced Micro Devices, Inc.
       Senior Notes
       7.75% due 11/01/12...........................    495,000     381,150
      Amkor Technology, Inc.
       Senior Notes
       7.75% due 05/15/13...........................  1,475,000   1,261,125
      Freescale Semiconductor, Inc.
       Company Guar. Notes
       9.13% due 12/15/14...........................    975,000     614,250
      National Semiconductor Corp.
       Senior Notes
       6.60% due 06/15/17...........................    590,000     553,563
      Spansion LLC
       Senior Sec. Notes
       5.94% due 06/01/13*(3).......................  2,455,000   1,473,000
      Spansion LLC
       Senior Notes
       11.25% due 01/15/16*.........................    180,000     103,500
                                                                -----------
                                                                  4,386,588
                                                                -----------
    Electronic Measurement Instruments -- 0.1%
      Agilent Technologies, Inc.
       Senior Notes
       6.50% due 11/01/17...........................    504,000     459,455
                                                                -----------
    Electronics-Military -- 0.2%
      L-3 Communications Corp.
       Company Guar. Notes
       6.13% due 07/15/13...........................  1,375,000   1,278,750
      L-3 Communications Corp.
       Company Guar. Notes
       6.38% due 10/15/15...........................    195,000     179,400
                                                                -----------
                                                                  1,458,150
                                                                -----------
    Energy-Alternate Sources -- 0.1%
      VeraSun Energy Corp.
       Company Guar. Notes
       9.38% due 06/01/17(7)(22)....................    300,000     118,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Energy-Alternate Sources (continued)
          VeraSun Energy Corp.
           Sec. Notes
           9.88% due 12/15/12(7)(22)............. $1,235,000 $  889,200
                                                             ----------
                                                              1,007,700
                                                             ----------
        Finance-Auto Loans -- 0.6%
          Ford Motor Credit Co. LLC
           Senior Notes
           5.80% due 01/12/09....................     58,000     55,070
          Ford Motor Credit Co. LLC
           Notes
           7.88% due 06/15/10....................    479,000    365,634
          GMAC LLC
           Senior Notes
           4.05% due 05/15/09(3).................    648,000    468,919
          GMAC LLC
           Senior Notes
           6.00% due 12/15/11....................  2,600,000  1,156,061
          GMAC LLC
           Senior Notes
           6.63% due 05/15/12....................    575,000    243,437
          GMAC LLC
           Senior Bonds
           6.88% due 09/15/11....................  3,353,000  1,496,065
          GMAC LLC
           Senior Bonds
           6.88% due 08/28/12....................    260,000    103,344
                                                             ----------
                                                              3,888,530
                                                             ----------
        Finance-Commercial -- 0.2%
          Caterpillar Financial Services Corp.
           Senior Notes
           4.90% due 08/15/13....................    660,000    624,935
          Textron Financial Corp.
           Senior Notes
           5.40% due 04/28/13....................    640,000    644,448
                                                             ----------
                                                              1,269,383
                                                             ----------
        Finance-Credit Card -- 0.0%
          FIA Card Services NA
           Senior Notes
           7.13% due 11/15/12*...................    298,000    292,258
                                                             ----------
        Finance-Investment Banker/Broker -- 0.9%
          Citigroup, Inc.
           Senior Notes
           5.00% due 09/15/14....................    792,000    607,236
          Citigroup, Inc.
           Senior Notes
           5.30% due 10/17/12....................    396,000    352,529
          Citigroup, Inc.
           Senior Notes
           5.85% due 07/02/13....................    622,000    545,612
          Citigroup, Inc.
           Senior Sub. Notes
           5.88% due 02/22/33....................    644,000    422,009

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      -------------------------------------------------------------------
      Finance-Investment Banker/Broker (continued)
        Citigroup, Inc.
         Jr. Sub.
         8.40% due 04/30/18(3)(8)................... $  355,000 $  241,634
        JP Morgan Chase & Co.
         Sub. Notes
         4.89% due 09/01/15.........................    451,000    445,137
        JP Morgan Chase & Co.
         Senior Notes
         5.38% due 01/15/14.........................    520,000    507,280
        Lehman Brothers Holdings Capital Trust VII
         Notes
         5.86% due 05/31/12+(7)(8)(11)..............    222,000         22
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         6.75% due 12/28/17+(7)(11).................    280,000        350
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         7.50% due 05/11/38+(7)(11).................    361,000        451
        Lehman Brothers Holdings, Inc.
         Senior Notes
         8.80% due 03/01/15+(7)(11).................    517,000     64,625
        Merrill Lynch & Co., Inc.
         Sub. Notes
         6.22% due 09/15/26.........................    350,000    262,378
        Morgan Stanley
         Senior Notes
         5.38% due 10/15/15.........................    340,000    210,730
        Morgan Stanley
         Notes
         5.45% due 01/09/17.........................    317,000    196,638
        Morgan Stanley
         Senior Notes
         5.75% due 10/18/16.........................    451,000    279,674
        Morgan Stanley
         Senior Notes
         6.00% due 04/28/15.........................  1,000,000    680,227
        Schwab Capital Trust I
         Company Guar.
         7.50% due 11/15/37(3)......................    138,000    113,918
        The Bear Stearns Cos., Inc.
         Notes
         4.50% due 10/28/10.........................    407,000    395,255
        The Bear Stearns Cos., Inc.
         Senior Notes
         5.70% due 11/15/14.........................    734,000    686,208
        The Goldman Sachs Group, Inc.
         Senior Notes
         6.75% due 10/01/37.........................    653,000    435,936
                                                                ----------
                                                                 6,447,849
                                                                ----------
      Finance-Mortgage Loan/Banker -- 0.1%
        Countrywide Financial Corp.
         Sub. Notes
         6.25% due 05/15/16.........................    635,000    452,070

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Finance-Mortgage Loan/Banker (continued)
          Countrywide Home Loans, Inc.
           Notes
           4.13% due 09/15/09.................... $   90,000 $   82,773
                                                             ----------
                                                                534,843
                                                             ----------
        Finance-Other Services -- 0.1%
          TIAA Global Markets, Inc.
           Notes
           5.13% due 10/10/12*...................    385,000    392,050
                                                             ----------
        Food-Meat Products -- 0.0%
          Smithfield Foods, Inc.
           Senior Notes
           7.00% due 08/01/11....................     75,000     65,250
          Smithfield Foods, Inc.
           Senior Notes
           7.75% due 05/15/13....................    275,000    231,000
                                                             ----------
                                                                296,250
                                                             ----------
        Food-Misc. -- 0.2%
          Kraft Foods, Inc.
           Senior Bonds
           5.63% due 11/01/11....................    318,000    319,186
          Kraft Foods, Inc.
           Senior Notes
           6.50% due 08/11/17....................    305,000    293,472
          Kraft Foods, Inc.
           Senior Notes
           6.88% due 01/26/39....................    553,000    503,693
          McCormick & Co., Inc.
           Notes
           5.25% due 09/01/13....................    610,000    610,701
                                                             ----------
                                                              1,727,052
                                                             ----------
        Funeral Services & Related Items -- 0.4%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16....................  1,255,000  1,073,025
          Service Corp. International
           Senior Notes
           7.00% due 06/15/17....................    635,000    542,925
          Service Corp. International
           Senior Notes
           7.38% due 10/01/14....................    225,000    204,750
          Service Corp. International
           Debentures
           7.88% due 02/01/13....................    650,000    650,000
                                                             ----------
                                                              2,470,700
                                                             ----------
        Gambling (Non-Hotel) -- 0.3%
          Downstream Development Authority
           Senior Notes
           12.00% due 10/15/15*..................  1,200,000    870,000
          Greektown Holdings LLC
           Senior Notes
           10.75% due 12/01/13*+(7)(11)..........  1,045,000    721,050

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
      ------------------------------------------------------------------
      Gambling (Non-Hotel) (continued)
        Waterford Gaming LLC
         Senior Notes
         8.63% due 09/15/14*....................... $  583,000 $  550,935
                                                               ----------
                                                                2,141,985
                                                               ----------
      Home Furnishings -- 0.2%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14........................    905,000    678,750
        Simmons Co.
         Senior Disc. Notes
         10.00% due 12/15/14(10)...................  1,331,000    745,360
                                                               ----------
                                                                1,424,110
                                                               ----------
      Hotels/Motels -- 0.3%
        Gaylord Entertainment Co.
         Company Guar. Notes
         6.75% due 11/15/14........................  1,680,000  1,411,200
        Gaylord Entertainment Co.
         Company Guar. Notes
         8.00% due 11/15/13........................    700,000    609,000
        Starwood Hotels & Resorts Worldwide, Inc.
         Notes
         6.75% due 05/15/18........................    280,000    250,318
                                                               ----------
                                                                2,270,518
                                                               ----------
      Human Resources -- 0.1%
        Team Health, Inc.
         Company Guar. Notes
         11.25% due 12/01/13.......................    853,000    884,988
                                                               ----------
      Independent Power Producers -- 0.5%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16........................  2,485,000  2,236,500
        Orion Power Holdings, Inc.
         Senior Notes
         12.00% due 05/01/10.......................    250,000    242,500
        Reliant Energy, Inc.
         Senior Notes
         7.88% due 12/31/17........................  1,020,000    754,800
                                                               ----------
                                                                3,233,800
                                                               ----------
      Insurance Brokers -- 0.3%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10........................    200,000    195,030
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09........................    170,000    170,640
        USI Holdings Corp.
         Senior Notes
         6.68% due 11/15/14*(3)....................    490,000    372,400
        USI Holdings Corp.
         Senior Sub. Notes
         9.75% due 05/15/15*.......................  1,740,000  1,322,400
                                                               ----------
                                                                2,060,470
                                                               ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Insurance-Life/Health -- 0.2%
             Americo Life, Inc.
              Notes
              7.88% due 05/01/13*.............. $   38,000 $   37,642
             Lincoln National Corp.
              Senior Notes
              5.65% due 08/27/12...............    391,000    384,402
             Monumental Global Funding II
              Notes
              5.65% due 07/14/11*..............    174,000    180,033
             Pricoa Global Funding I
              Notes
              5.30% due 09/27/13*..............    320,000    317,790
             Prudential Financial, Inc.
              Jr. Sub. Bonds
              8.88% due 06/15/38(3)............    270,000    254,121
                                                           ----------
                                                            1,173,988
                                                           ----------
           Insurance-Multi-line -- 0.1%
             MetLife, Inc.
              Senior Notes
              6.82% due 08/15/18...............    561,000    530,820
                                                           ----------
           Insurance-Mutual -- 0.0%
             Liberty Mutual Group, Inc.
              Company Guar. Bonds
              10.75% due 06/15/58*(3)..........    370,000    266,400
                                                           ----------
           Insurance-Property/Casualty -- 0.2%
             ACE INA Holdings, Inc.
              Company Guar. Notes
              5.60% due 05/15/15...............    536,000    507,193
             Chubb Corp.
              Senior Notes
              6.50% due 05/15/38...............    597,000    539,995
                                                           ----------
                                                            1,047,188
                                                           ----------
           Insurance-Reinsurance -- 0.2%
             Berkshire Hathaway Finance Corp.
              Company Guar. Notes
              5.00% due 08/15/13*..............    612,000    610,389
             PartnerRe Finance A LLC
              Company Guar. Notes
              6.88% due 06/01/18...............    680,000    658,981
                                                           ----------
                                                            1,269,370
                                                           ----------
           Investment Management/Advisor Services -- 0.1%
             Ameriprise Financial, Inc.
              Senior Notes
              5.35% due 11/15/10...............    507,000    498,096
                                                           ----------
           Medical Information Systems -- 0.1%
             Spheris, Inc.
              Senior Sub. Notes
              11.00% due 12/15/12..............  1,575,000    850,500
                                                           ----------
           Medical Products -- 1.0%
             Baxter International, Inc.
              Senior Notes
              5.90% due 09/01/16...............  1,001,000  1,004,781

                                                             Market
                                                Principal    Value
                 Security Description           Amount**    (Note 2)
          ----------------------------------------------------------
          Medical Products (continued)
            Johnson & Johnson
             Senior Notes
             5.85% due 07/15/38................ $  764,000 $  742,896
            Johnson & Johnson
             Notes
             5.95% due 08/15/37................    525,000    519,243
            LVB Acquisition Holding LLC
             Senior Notes
             10.38% due 10/15/17...............  1,800,000  1,782,000
            Universal Hospital Services, Inc.
             Senior Sec. Notes
             6.30% due 06/01/15(3).............  1,505,000  1,324,400
            Universal Hospital Services, Inc.
             Senior Sec. Bonds
             8.50% due 06/01/15................  1,575,000  1,468,688
                                                           ----------
                                                            6,842,008
                                                           ----------
          Medical-Drugs -- 0.3%
            GlaxoSmithKline Capital, Inc.
             Company Guar. Notes
             6.38% due 05/15/38................    344,000    322,944
            Schering-Plough Corp.
             Senior Notes
             6.55% due 09/15/37................    239,000    218,903
            Wyeth
             Bonds
             5.50% due 02/01/14................  1,074,000  1,064,624
            Wyeth
             Notes
             6.95% due 03/15/11................    361,000    380,901
                                                           ----------
                                                            1,987,372
                                                           ----------
          Medical-HMO -- 0.6%
            Aetna, Inc.
             Senior Notes.
             6.75% due 12/15/37................    219,000    199,949
            Humana, Inc.
             Bonds
             8.15% due 06/15/38................    315,000    297,867
            Multiplan, Inc.
             Senior Sub. Notes
             10.38% due 04/15/16*..............  2,475,000  2,425,500
            UnitedHealth Group, Inc.
             Senior Notes
             5.25% due 03/15/11................    325,000    323,112
            UnitedHealth Group, Inc.
             Senior Notes
             6.88% due 02/15/38................    336,000    295,810
            WellPoint, Inc.
             Notes
             5.00% due 01/15/11................    195,000    193,869
            WellPoint, Inc.
             Senior Notes
             5.95% due 12/15/34................    315,000    262,119
                                                           ----------
                                                            3,998,226
                                                           ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Medical-Hospitals -- 1.7%
       Community Health Systems, Inc.
        Senior Notes
        8.88% due 07/15/15......................... $2,125,000 $ 2,018,750
       HCA, Inc.
        Senior Notes
        6.25% due 02/15/13.........................  1,020,000     851,700
       HCA, Inc.
        Senior Notes
        8.75% due 09/01/10.........................    225,000     221,625
       HCA, Inc.
        Senior Notes
        9.13% due 11/15/14.........................    965,000     938,463
       HCA, Inc.
        Senior Notes
        9.25% due 11/15/16.........................  5,005,000   4,867,362
       HCA, Inc.
        Senior Notes
        9.63% due 11/15/16.........................  1,630,000   1,548,500
       IASIS Healthcare LLC / IASIS Capital Corp.
        Company Guar. Notes
        8.75% due 06/15/14.........................  1,495,000   1,412,775
                                                               -----------
                                                                11,859,175
                                                               -----------
     Medical-Nursing Homes -- 0.1%
       Sun Healthcare Group, Inc.
        Senior Notes
        9.13% due 04/15/15.........................    635,000     606,425
                                                               -----------
     Medical-Wholesale Drug Distribution -- 0.1%
       Cardinal Health, Inc.
        Senior Notes
        5.50% due 06/15/13.........................    476,000     455,441
                                                               -----------
     Metal Processors & Fabrication -- 0.0%
       Timken Co.
        Notes
        5.75% due 02/15/10.........................    162,000     158,042
                                                               -----------
     Metal-Aluminum -- 0.2%
       Alcoa, Inc.
        Notes
        6.00% due 01/15/12.........................    416,000     417,997
       Alcoa, Inc.
        Bonds
        6.50% due 06/15/18.........................    577,000     545,995
       Noranda Aluminum Holding Corp.
        Senior Notes
        8.35% due 11/15/14(3)......................    500,000     330,000
                                                               -----------
                                                                 1,293,992
                                                               -----------
     Metal-Diversified -- 0.3%
       Freeport-McMoRan Copper & Gold, Inc.
        Senior Notes
        8.25% due 04/01/15.........................  1,925,000   1,891,313
                                                               -----------
     Mining -- 0.3%
       Noranda Aluminum Acquisition Corp.
        Company Guar. Notes
        6.83% due 11/15/14(3)......................  2,510,000   1,907,600
                                                               -----------

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     Multimedia -- 0.4%
       COX Enterprises, Inc.
        Notes
        7.88% due 09/15/10*......................... $  578,000 $  599,725
       Haights Cross Operating Co.
        Senior Notes
        11.75% due 08/15/11.........................    125,000    116,250
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28..........................  1,074,000    991,134
       Time Warner Cos., Inc.
        Company Guar. Notes
        7.25% due 10/15/17..........................    432,000    396,493
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33..........................    411,000    390,720
                                                                ----------
                                                                 2,494,322
                                                                ----------
     Networking Products -- 0.1%
       Cisco Systems, Inc.
        Senior Notes
        5.50% due 02/22/16..........................    347,000    333,440
                                                                ----------
     Non-Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(4)(6)(12)(13)..........    500,000          0
                                                                ----------
     Non-Hazardous Waste Disposal -- 0.3%
       Allied Waste North America, Inc.
        Company Guar. Notes
        6.88% due 06/01/17..........................  1,825,000  1,697,250
       Waste Management, Inc.
        Company Guar. Notes
        6.38% due 11/15/12..........................    520,000    520,790
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14..........................     90,000     88,200
                                                                ----------
                                                                 2,306,240
                                                                ----------
     Office Automation & Equipment -- 0.4%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15..........................  1,610,000  1,682,450
       Pitney Bowes, Inc.
        Notes
        5.25% due 01/15/37..........................    680,000    625,872
       Xerox Corp.
        Senior Notes
        6.35% due 05/15/18..........................    280,000    255,948
                                                                ----------
                                                                 2,564,270
                                                                ----------
     Oil Companies-Exploration & Production -- 2.4%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*........................    975,000    892,125
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12..........................    175,000    159,250

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                Market
                                                  Principal     Value
                  Security Description            Amount**     (Note 2)
           -------------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Oil Companies-Exploration & Production (continued)
             Brigham Exploration Co.
              Company Guar. Notes
              9.63% due 05/01/14................. $1,195,000  $  997,825
             Chaparral Energy, Inc.
              Company Guar. Notes
              8.50% due 12/01/15.................    895,000     707,050
             Chesapeake Energy Corp.
              Senior Notes
              6.25% due 01/15/18.................    775,000     662,625
             Chesapeake Energy Corp.
              Senior Notes
              6.63% due 01/15/16.................  1,650,000   1,480,875
             Chesapeake Energy Corp.
              Senior Notes
              7.25% due 12/15/18.................    900,000     828,000
             Costilla Energy, Inc.
              Senior Notes
              10.25% due 10/01/06+(4)(6).........    500,000           0
             Dune Energy, Inc.
              Senior Sec. Notes
              10.50% due 06/01/12................  1,120,000     840,000
             Encore Acquisition Co.
              Senior Sub. Notes
              6.00% due 07/15/15.................    950,000     755,250
             Encore Acquisition Co.
              Senior Sub. Notes
              6.25% due 04/15/14.................    175,000     144,375
             Energy Partners, Ltd.
              Senior Notes
              9.75% due 04/15/14.................  1,025,000     753,375
             Exco Resources, Inc.
              Company Guar. Notes
              7.25% due 01/15/11.................  1,430,000   1,351,350
             Hilcorp Energy I LP
              Senior Notes
              7.75% due 11/01/15*................  1,160,000     997,600
             Hilcorp Energy I LP
              Senior Notes
              9.00% due 06/01/16*................    150,000     136,500
             Linn Energy LLC
              Senior Notes
              9.88% due 07/01/18*................    900,000     783,000
             Quicksilver Resources, Inc.
              Company Guar. Notes
              7.13% due 04/01/16.................    275,000     224,125
             Quicksilver Resources, Inc.
              Senior Notes
              7.75% due 08/01/15.................  1,275,000   1,166,625
             Sabine Pass LNG LP
              Senior Sec. Notes
              7.50% due 11/30/16.................  4,090,000   3,190,200
             Transmeridian Exploration, Inc.
              Company Guar. Notes
              12.00% due 12/15/10................    375,000     345,000

                                                              Market
                                                 Principal    Value
                 Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        Oil Companies-Exploration & Production (continued)
          XTO Energy, Inc.
           Senior Notes
           6.50% due 12/15/18................... $  270,000 $   250,443
                                                            -----------
                                                             16,665,593
                                                            -----------
        Oil Companies-Integrated -- 0.1%
          Hess Corp.
           Notes
           7.13% due 03/15/33...................    320,000     280,881
          Hess Corp.
           Bonds
           7.88% due 10/01/29...................    461,000     450,608
          Phillips Petroleum Co.
           Debentures
           7.00% due 03/30/29...................    286,000     288,483
                                                            -----------
                                                              1,019,972
                                                            -----------
        Oil Field Machinery & Equipment -- 0.0%
          Cameron International Corp.
           Senior Notes
           7.00% due 07/15/38...................    316,000     264,825
                                                            -----------
        Oil Refining & Marketing -- 0.1%
          The Premcor Refining Group, Inc.
           Company Guar. Notes
           6.75% due 05/01/14...................    666,000     674,262
          Valero Energy Corp.
           Senior Notes
           6.63% due 06/15/37...................    206,000     177,763
                                                            -----------
                                                                852,025
                                                            -----------
        Oil-Field Services -- 0.5%
          Allis-Chalmers Energy, Inc.
           Company Guar. Notes
           9.00% due 01/15/14...................    800,000     720,000
          Halliburton Co.
           Senior Notes
           6.70% due 09/15/38...................    580,000     558,269
          Helix Energy Solutions Group, Inc.
           Senior Notes
           9.50% due 01/15/16*..................  1,090,000   1,019,150
          Key Energy Services, Inc.
           Company Guar. Notes
           8.38% due 12/01/14...................    810,000     777,600
          Oslo Seismic Services, Inc.
           1st Mtg. Bonds
           8.28% due 06/01/11...................    118,878     123,196
                                                            -----------
                                                              3,198,215
                                                            -----------
        Paper & Related Products -- 0.5%
          Bowater, Inc.
           Notes
           6.50% due 06/15/13...................    745,000     286,825
          Caraustar Industries, Inc.
           Notes
           7.38% due 06/01/09...................    650,000     539,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Paper & Related Products (continued)
           Georgia-Pacific LLC
            Company Guar. Notes
            7.00% due 01/15/15*................. $  245,000 $  222,950
           Georgia-Pacific LLC
            Company Guar. Notes
            7.13% due 01/15/17*.................    365,000    325,763
           International Paper Co.
            Notes
            7.95% due 06/15/18..................    434,000    426,453
           NewPage Corp.
            Senior Notes
            9.05% due 05/01/12(3)...............    317,000    283,715
           NewPage Corp.
            Sec. Notes
            10.00% due 05/01/12.................    785,000    702,575
           NewPage Corp.
            Senior Sub. Notes
            12.00% due 05/01/13.................    883,000    772,625
                                                            ----------
                                                             3,560,406
                                                            ----------
         Physicians Practice Management -- 0.4%
           US Oncology, Inc.
            Senior Sub. Notes
            10.75% due 08/15/14.................  3,045,000  3,060,225
                                                            ----------
         Pipelines -- 2.1%
           Atlas Pipeline Partners LP
            Company Guar. Notes
            8.13% due 12/15/15..................    725,000    667,000
           Atlas Pipeline Partners LP
            Senior Notes
            8.75% due 06/15/18*.................  2,400,000  2,256,000
           CenterPoint Energy Resources Corp.
            Notes
            7.75% due 02/15/11..................  1,215,000  1,248,315
           Copano Energy LLC / Copano Energy
            Finance Corp.
            Company Guar. Notes
            8.13% due 03/01/16..................  1,835,000  1,679,025
           Duke Energy Field Services LLC
            Notes
            6.88% due 02/01/11..................    747,000    750,855
           Dynegy Holdings, Inc.
            Senior Notes
            8.75% due 02/15/12..................    965,000    911,925
           Dynegy-Roseton Danskammer
            Pass Through Certs.,
            Series B
            7.67% due 11/08/16..................  3,295,000  2,990,213
           El Paso Corp.
            Senior Sub. Notes
            6.88% due 06/15/14..................    925,000    864,875
           El Paso Natural Gas Co.
            Senior Notes
            5.95% due 04/15/17..................    575,000    508,768

                                                                Market
                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
      ------------------------------------------------------------------
      Pipelines (continued)
        MarkWest Energy Partners LP / MarkWest
         Energy Finance Corp.
         Senior Notes
         6.88% due 11/01/14....................... $  255,000 $   229,500
        MarkWest Energy Partners LP / MarkWest
         Energy Finance Corp.
         Company Guar. Notes
         8.50% due 07/15/16.......................    550,000     519,750
        MarkWest Energy Partners LP / MarkWest
         Energy Finance Corp.
         Senior Notes
         8.75% due 04/15/18.......................    525,000     498,750
        NGC Corp. Capital Trust
         Company Guar. Bonds
         8.32% due 06/01/27.......................  1,290,000     961,050
        Panhandle Eastern Pipeline Co.
         Senior Notes
         6.20% due 11/01/17.......................    382,000     344,457
        Williams Cos., Inc.
         Senior Notes
         7.88% due 09/01/21.......................    440,000     440,000
                                                              -----------
                                                               14,870,483
                                                              -----------
      Poultry -- 0.0%
        Pilgrim's Pride Corp.
         Senior Sub. Notes
         8.38% due 05/01/17.......................    511,000     240,170
                                                              -----------
      Printing-Commercial -- 0.1%
        Valassis Communications, Inc.
         Senior Notes
         8.25% due 03/01/15.......................  1,090,000     752,100
                                                              -----------
      Publishing-Newspapers -- 0.0%
        Knight Ridder, Inc.
         Debentures
         6.88% due 03/15/29.......................    205,000      72,004
                                                              -----------
      Publishing-Periodicals -- 0.4%
        Dex Media West LLC/Dex Media Finance Co.
         Senior Notes
         8.50% due 08/15/10.......................     87,000      76,778
        Idearc, Inc.
         Company Guar. Notes
         8.00% due 11/15/16.......................  2,425,000     660,812
        R.H. Donnelley Corp.
         Senior Notes
         8.88% due 10/15/17.......................     19,000       6,460
        R.H. Donnelley Corp.
         Senior Notes
         11.75% due 05/15/15*.....................    884,000     539,240
        The Reader's Digest Association, Inc.
         Company Guar. Notes
         9.00% due 02/15/17.......................  2,115,000   1,210,837
                                                              -----------
                                                                2,494,127
                                                              -----------
      Real Estate Investment Trusts -- 0.3%
        Health Care Property Investors, Inc.
         Senior Notes
         5.65% due 12/15/13.......................    845,000     744,016

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ----------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Real Estate Investment Trusts (continued)
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14..................... $1,400,000 $1,288,000
          PPF Funding, Inc.
           Bonds
           5.35% due 04/15/12*....................    270,000    266,168
                                                              ----------
                                                               2,298,184
                                                              ----------
        Recycling -- 0.3%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14.....................  3,060,000  1,866,600
                                                              ----------
        Rental Auto/Equipment -- 0.1%
          ERAC USA Finance Co.
           Company Guar. Notes
           7.00% due 10/15/37*....................    165,000    116,212
          Rental Service Corp.
           Notes
           9.50% due 12/01/14.....................  1,075,000    814,312
                                                              ----------
                                                                 930,524
                                                              ----------
        Research & Development -- 0.1%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15....................  1,015,000    639,450
                                                              ----------
        Retail-Discount -- 0.0%
          Wal-Mart Stores, Inc.
           Senior Notes
           6.20% due 04/15/38.....................    295,000    269,099
                                                              ----------
        Retail-Drug Store -- 0.2%
          CVS Caremark Corp.
           Senior Notes
           6.13% due 08/15/16.....................    274,000    264,711
          Rite Aid Corp.
           Senior Notes
           9.50% due 06/15/17.....................  2,060,000  1,081,500
                                                              ----------
                                                               1,346,211
                                                              ----------
        Retail-Major Department Stores -- 0.1%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11.....................    375,000    378,750
                                                              ----------
        Retail-Petroleum Products -- 0.2%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14.....................    664,000    541,160
          Ferrellgas Partners LP
           Senior Notes
           6.75% due 05/01/14*....................    625,000    509,375
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           8.25% due 03/01/16.....................    725,000    667,000
                                                              ----------
                                                               1,717,535
                                                              ----------

                                                               Market
                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
        --------------------------------------------------------------
        Retail-Restaurants -- 0.1%
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14.................... $  845,000 $  692,900
                                                             ----------
        Rubber-Tires -- 0.1%
          Cooper Standard Automotive, Inc.
           Company Guar. Notes
           8.38% due 12/15/14....................  1,220,000    768,600
                                                             ----------
        Rubber/Plastic Products -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(4)(6)(11)(12)....    100,000         10
                                                             ----------
        Satellite Telecom -- 0.2%
          Telesat Canada/Telesat LLC
           Senior Notes
           11.00% due 11/01/15*..................  1,475,000  1,239,000
                                                             ----------
        Savings & Loans/Thrifts -- 0.1%
          Independence Community Bank Corp.
           Sub. Notes
           5.26% due 06/20/13(3).................    172,000    124,599
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10....................    405,000    319,727
          Western Financial Bank
           Debentures
           9.63% due 05/15/12....................    495,000    461,508
                                                             ----------
                                                                905,834
                                                             ----------
        Seismic Data Collection -- 0.3%
          Seitel, Inc.
           Senior Notes
           9.75% due 02/15/14....................  2,135,000  1,740,025
                                                             ----------
        Soap & Cleaning Preparation -- 0.0%
          Johnsondiversey Holdings, Inc.
           Notes
           10.67% due 05/15/13(10)...............     75,000     72,750
                                                             ----------
        Special Purpose Entities -- 2.1%
          AAC Group Holding Corp.
           Senior Notes
           10.25% due 10/01/12*(10)..............    565,000    553,700
          AMR HoldCo, Inc./EmCare HoldCo, Inc.
           Senior Sub. Notes
           10.00% due 02/15/15...................    125,000    130,938
          Axcan Intermediate Holdings, Inc.
           Senior Notes
           9.25% due 03/01/15*...................  1,150,000  1,138,500
          Axcan Intermediate Holdings, Inc.
           Senior Notes
           12.75% due 03/01/16*..................    550,000    560,750
          BAE Systems Holdings, Inc.
           Notes
           5.20% due 08/15/15*...................    568,000    530,093
          Buffalo Thunder Development Authority
           Senior Notes
           9.38% due 12/15/14*...................  1,450,000    609,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
      ------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Special Purpose Entities (continued)
        CCM Merger, Inc.
         Notes
         8.00% due 08/01/13*....................... $1,000,000 $  812,500
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*.......................  1,845,000  1,476,000
        FireKeepers Development Authority
         Senior Notes
         13.88% due 05/15/15*......................  1,300,000  1,144,000
        Fox Acquisition Sub LLC
         Senior Notes
         13.38% due 07/15/16*......................  1,000,000    895,000
        Hawker Beechcraft Acquisition Co.
         LLC / Hawker Beechcraft Notes Co.
         Company Guar. Notes
         9.75% due 04/01/17........................    868,000    776,860
        Hexion US Finance Corp.
         Company Guar. Notes
         9.75% due 11/15/14........................    950,000    750,500
        ING USA Global Funding Trust
         Notes
         4.50% due 10/01/10........................    268,000    269,064
        John Hancock Global Funding II
         Notes
         7.90% due 07/02/10*.......................    294,000    314,013
        KAR Holdings, Inc.
         Company Guar. Notes
         6.80% due 05/01/14(3).....................    465,000    365,025
        KAR Holdings, Inc.
         Senior Notes
         8.75% due 05/01/14........................  1,380,000  1,124,700
        Local TV Finance LLC
         Senior Notes
         9.25% due 06/15/15*.......................    917,000    596,050
        MedCath Holdings Corp.
         Senior Notes
         9.88% due 07/15/12........................    129,000    134,160
        MXEnergy Holdings, Inc.
         Senior Notes
         10.63% due 08/01/11(3)....................    650,000    442,000
        Norbord Delaware GP I
         Company Guar. Notes
         6.45% due 02/15/17*.......................    193,000    139,925
        Principal Life Global Funding I
         Sec. Notes
         5.25% due 01/15/13*.......................    296,000    290,172
        Snoqualmie Entertainment Authority
         Senior Sec. Notes
         6.88% due 02/01/14*(3)....................     75,000     54,000
        Snoqualmie Entertainment Authority
         Notes
         9.13% due 02/01/15*.......................  1,525,000  1,101,812
        Southern Star Central Corp.
         Senior Notes
         6.75% due 03/01/16........................    400,000    367,000

                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         --------------------------------------------------------------
         Special Purpose Entities (continued)
           The Goldman Sachs Capital III
            Company Guar.
            3.58% due 09/01/12(3)(8)............ $  942,000 $   332,875
                                                            -----------
                                                             14,908,637
                                                            -----------
         Specified Purpose Acquisitions -- 0.0%
           ESI Tractebel Acquisition Corp.
            Company Guar. Bonds
            7.99% due 12/30/11..................    163,000     164,630
                                                            -----------
         Steel-Producers -- 0.5%
           ArcelorMittal USA
            Senior Notes
            6.50% due 04/15/14..................    540,000     548,425
           Reliance Steel & Aluminum Co.
            Company Guar. Notes
            6.85% due 11/15/36..................  1,070,000   1,020,048
           Ryerson, Inc.
            Senior Sec. Notes
            10.18% due 11/01/14*(3).............    910,000     741,650
           Ryerson, Inc.
            Senior Sec. Notes
            12.00% due 11/01/15*................  1,222,000   1,038,700
           Steel Dynamics, Inc.
            Company Guar. Notes
            6.75% due 04/01/15..................     15,000      12,900
           United States Steel Corp.
            Senior Notes
            7.00% due 02/01/18..................    215,000     194,093
                                                            -----------
                                                              3,555,816
                                                            -----------
         Steel-Specialty -- 0.0%
           Allegheny Technologies, Inc.
            Notes
            8.38% due 12/15/11..................     75,000      79,717
                                                            -----------
         Storage/Warehousing -- 0.2%
           Mobile Mini, Inc.
            Notes
            6.88% due 05/01/15..................    725,000     630,750
           Mobile Services Group, Inc.
            Company Guar. Notes
            9.75% due 08/01/14..................    655,000     609,150
                                                            -----------
                                                              1,239,900
                                                            -----------
         Telecom Services -- 0.7%
           Bellsouth Telecommunications, Inc.
            Debentures
            7.00% due 12/01/95..................    462,000     378,318
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.18% due 12/15/23..................     50,000      37,500
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.20% due 11/29/23..................    225,000     168,750
           Fairpoint Communications, Inc.
            Senior Notes
            13.13% due 04/01/18*................    902,000     820,820

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Telecom Services (continued)
         PAETEC Holding Corp.
          Company Guar. Notes
          9.50% due 07/15/15....................... $1,735,000 $1,188,475
         Qwest Corp.
          Senior Notes
          6.50% due 06/01/17.......................    500,000    400,000
         Qwest Corp.
          Senior Notes
          7.88% due 09/01/11.......................    325,000    312,000
         Qwest Corp.
          Notes
          8.88% due 03/15/12.......................    725,000    710,500
         Verizon Global Funding Corp.
          Senior Notes
          6.88% due 06/15/12.......................    750,000    763,297
                                                               ----------
                                                                4,779,660
                                                               ----------
       Telephone-Integrated -- 2.0%
         AT&T Corp.
          Senior Notes
          7.30% due 11/15/11.......................  1,003,000  1,041,605
         BellSouth Corp.
          Senior Notes
          6.00% due 10/15/11.......................  1,300,000  1,302,600
         Cincinnati Bell, Inc.
          Company Guar. Notes
          7.00% due 02/15/15.......................    266,000    223,440
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23.......................     25,000     19,750
         Cincinnati Bell, Inc.
          Company Guar. Notes
          8.38% due 01/15/14.......................    990,000    861,300
         Pacific Bell Telephone Co.
          Company Guar. Notes
          7.13% due 03/15/26.......................    570,000    531,160
         Qwest Communications International, Inc.
          Senior Notes
          7.50% due 02/15/14.......................    216,000    186,840
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14.......................  1,575,000  1,362,375
         Sprint Capital Corp.
          Company Guar. Bonds
          6.38% due 05/01/09.......................    825,000    808,500
         Sprint Capital Corp.
          Company Guar. Notes
          6.90% due 05/01/19.......................    901,000    698,275
         Sprint Capital Corp.
          Company Guar. Notes
          7.63% due 01/30/11.......................    525,000    477,750
         Sprint Capital Corp.
          Company Guar. Bonds
          8.38% due 03/15/12.......................  2,130,000  1,917,000
         Sprint Capital Corp.
          Company Guar. Bonds
          8.75% due 03/15/32.......................  3,248,000  2,533,440

                                                           Market
                                              Principal    Value
                  Security Description        Amount**    (Note 2)
            --------------------------------------------------------
            Telephone-Integrated (continued)
              Verizon New York, Inc.
               Notes
               6.88% due 04/01/12............ $  751,000 $   750,970
              Windstream Corp.
               Company Guar. Notes
               8.63% due 08/01/16............    975,000     899,438
                                                         -----------
                                                          13,614,443
                                                         -----------
            Television -- 0.5%
              Allbritton Communications Co.
               Senior Sub. Notes
               7.75% due 12/15/12............  1,175,000   1,004,625
              Belo Corp.
               Senior Notes
               6.75% due 05/30/13............    145,000     127,381
              Bonten Media Acquisition Co.
               Company Guar. Notes
               9.00% due 06/01/15*...........    178,000     105,020
              LIN Television Corp.
               Senior Sub. Notes
               6.50% due 05/15/13............  1,015,000     791,700
              Paxson Communications Corp.
               Senior Sec. Notes
               9.04% due 01/15/13*(3)........  2,477,924   1,338,079
              Young Broadcasting, Inc.
               Senior Sub. Notes
               8.75% due 01/15/14............    380,000      55,100
              Young Broadcasting, Inc.
               Company Guar. Notes
               10.00% due 03/01/11...........  1,075,000     155,875
                                                         -----------
                                                           3,577,780
                                                         -----------
            Theaters -- 0.5%
              AMC Entertainment, Inc.
               Senior Sub. Notes
               8.00% due 03/01/14............  1,649,000   1,418,140
              AMC Entertainment, Inc.
               Senior Sub Notes
               11.00% due 02/01/16...........    539,000     530,915
              Cinemark, Inc.
               Senior Notes
               9.75% due 03/15/14(10)........  1,585,000   1,523,581
                                                         -----------
                                                           3,472,636
                                                         -----------
            Transactional Software -- 0.2%
              Open Solutions, Inc.
               Senior Sub. Notes
               9.75% due 02/01/15*...........  1,675,000   1,088,750
                                                         -----------
            Transport-Air Freight -- 0.7%
              Atlas Air, Inc.
               Pass Through Certs.
               Series 1991-1, Class A-2
               6.88% due 01/02/11............    192,193     172,974
              Atlas Air, Inc.
               Pass Through Certs.
               Series 1991-1, Class A-1
               7.20% due 01/02/19............  1,490,446   1,296,688

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                              Market
                                                Principal     Value
                 Security Description           Amount**     (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Transport-Air Freight (continued)
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15................. $1,724,036 $  1,689,555
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/20.................    446,294      408,359
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class C
            8.77% due 01/02/11.................     62,428       57,746
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class B
            9.06% due 07/02/17.................  1,346,314    1,400,167
                                                           ------------
                                                              5,025,489
                                                           ------------
         Transport-Rail -- 0.2%
           CSX Corp.
            Senior Notes
            6.25% due 04/01/15.................    615,000      585,875
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18.................    603,000      545,772
                                                           ------------
                                                              1,131,647
                                                           ------------
         Transport-Services -- 0.1%
           Bristow Group, Inc.
            Senior Notes
            7.50% due 09/15/17.................    250,000      222,500
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13.................    360,000      318,600
                                                           ------------
                                                                541,100
                                                           ------------
         Travel Services -- 0.0%
           Travelport LLC
            Company Guar. Notes
            11.88% due 09/01/16................    256,000      183,680
                                                           ------------
         Vitamins & Nutrition Products -- 0.1%
           General Nutrition Centers, Inc.
            Company Guar. Notes
            7.58% due 03/15/14(3)..............  1,095,000      911,588
                                                           ------------
         Total Corporate Bonds & Notes
            (cost $342,196,878)................             293,022,606
                                                           ------------
         FOREIGN CORPORATE BONDS & NOTES -- 7.4%
         Banks-Commercial -- 0.5%
           Barclays Bank PLC
            Sub. Notes
            5.93% due 12/15/16*(3)(8)..........    630,000      438,114
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            4.15% due 12/30/09(3)(8)...........    141,000       86,010

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ----------------------------------------------------------------
        Banks-Commercial (continued)
          Credit Agricole SA
           Jr. Sub. Notes
           6.64% due 05/31/17*(3)(8).............. $  494,000 $  333,092
          HBOS PLC
           Sub. Notes
           5.92% due 10/01/15*(3)(8)..............    320,000    188,725
          Kazkommerts International BV
           Company Guar. Notes
           8.00% due 11/03/15.....................    820,000    467,474
          Landsbanki Islands HF
           Jr. Sub. Notes
           7.43% due 10/19/17*(3)(8)..............    370,000    204,505
          NIB Capital Bank
           Bonds
           5.82% due 12/11/13*(3)(8)..............    612,000    322,214
          RSHB Capital SA
           Notes
           7.75% due 05/29/18*....................    810,000    614,952
          VTB Capital SA
           Notes
           6.88% due 05/29/18*....................    900,000    691,875
                                                              ----------
                                                               3,346,961
                                                              ----------
        Banks-Money Center -- 0.0%
          Mizuho Financial Group Cayman, Ltd.
           Bank Guar. Bonds
           8.38% due 04/27/09(8)..................    175,000    150,196
                                                              ----------
        Beverages-Wine/Spirits -- 0.1%
          Diageo Finance BV
           Company Guar. Notes
           3.88% due 04/01/11.....................    779,000    771,067
                                                              ----------
        Brewery -- 0.1%
          FBG Finance, Ltd.
           Senior Notes
           5.13% due 06/15/15*....................    290,000    271,957
          SABMiller PLC
           Senior Notes
           6.50% due 07/15/18*....................    370,000    350,496
                                                              ----------
                                                                 622,453
                                                              ----------
        Broadcast Services/Program -- 0.1%
          Grupo Televisa SA
           Senior Notes
           6.63% due 03/18/25.....................    496,000    435,482
                                                              ----------
        Building Products-Doors & Windows -- 0.0%
          Masonite International Corp.
           Company Guar. Notes
           11.00% due 04/06/15(23)................    117,000     29,250
                                                              ----------
        Cellular Telecom -- 0.4%
          Mobile Telesystems Finance SA
           Company Guar. Senior Notes
           8.38% due 10/14/10.....................    520,000    490,152
          VIP Finance Notes
           9.13% due 04/30/18*....................  2,090,000  1,622,402

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Cellular Telecom (continued)
        VIP Finance Ireland Ltd.
         Notes
         9.13% due 04/30/18........................ $  710,000 $  525,578
        Vodafone Group PLC
         Senior Notes
         7.75% due 02/15/10........................    325,000    334,971
                                                               ----------
                                                                2,973,103
                                                               ----------
      Computers-Memory Devices -- 0.2%
        Seagate Technology HDD Holdings
         Company Guar. Notes
         6.80% due 10/01/16........................  1,565,000  1,369,375
                                                               ----------
      Containers-Metal/Glass -- 0.3%
        Rexam PLC
         Bonds
         6.75% due 06/01/13*.......................    430,000    429,569
        Vitro SAB de CV
         Senior Notes
         9.13% due 02/01/17........................  2,620,000  1,703,000
        Vitro SAB de CV
         Senior Notes
         11.75% due 11/01/13.......................    250,000    215,000
                                                               ----------
                                                                2,347,569
                                                               ----------
      Cruise Lines -- 0.1%
        Royal Caribbean Cruises, Ltd.
         Senior Notes
         7.00% due 06/15/13........................    400,000    344,000
                                                               ----------
      Diversified Financial Services -- 0.2%
        TNK-BP Finance SA
         Company Guar. Notes
         6.13% due 03/20/12........................    880,000    696,485
        TNK-BP Finance SA
         Company Guar. Notes
         7.88% due 03/13/18........................  1,360,000    972,400
                                                               ----------
                                                                1,668,885
                                                               ----------
      Diversified Manufacturing Operations -- 0.2%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*.......................  1,210,000  1,197,900
        Tyco International Group SA
         Company Guar. Notes
         6.00% due 11/15/13........................    310,000    303,766
                                                               ----------
                                                                1,501,666
                                                               ----------
      Diversified Operations -- 0.1%
        Hutchison Whampoa Finance, Ltd.
         Company Guar. Notes
         7.50% due 08/01/27*.......................    150,000    140,561
        Noble Group, Ltd.
         Senior Notes
         8.50% due 05/30/13*.......................    540,000    459,000
                                                               ----------
                                                                  599,561
                                                               ----------

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
           ----------------------------------------------------------
           Electric-Generation -- 0.1%
             Abu Dhabi National Energy Co.
              Senior Notes
              7.25% due 08/01/18*.............. $  365,000 $  355,368
                                                           ----------
           Electric-Integrated -- 0.0%
             TransAlta Corp.
              Senior Notes
              6.65% due 05/15/18...............    219,000    206,740
                                                           ----------
           Electronic Components-Misc. -- 0.1%
             NXP BV/NXP Funding LLC
              Company Guar. Notes
              9.50% due 10/15/15...............  1,347,000    693,705
                                                           ----------
           Food-Meat Products -- 0.2%
             JBS SA
              Company Guar. Notes
              9.38% due 02/07/11...............  1,585,000  1,426,500
             JBS SA
              Senior Notes
              10.50% due 08/04/16*.............    250,000    192,500
                                                           ----------
                                                            1,619,000
                                                           ----------
           Food-Retail -- 0.1%
             Delhaize Group SA
              Senior Notes
              6.50% due 06/15/17...............    855,000    809,819
                                                           ----------
           Import/Export -- 0.1%
             Marfrig Overseas, Ltd.
              Company Guar. Bonds
              9.63% due 11/16/16...............    954,000    810,900
                                                           ----------
           Independent Power Producers -- 0.0%
             AES Drax Energy, Ltd.
              Sec. Notes
              11.50% due 08/30/10+(6)(7)(15)...    725,000        725
                                                           ----------
           Insurance-Multi-line -- 0.1%
             Aegon NV
              Sub. Bonds
              4.63% due 07/15/17(3)(8).........    201,000     76,380
             XL Capital Finance (Europe) PLC
              Company Guar. Notes
              6.50% due 01/15/12...............    279,000    267,919
             XL Capital, Ltd.
              Senior Notes
              5.25% due 09/15/14...............    488,000    422,105
                                                           ----------
                                                              766,404
                                                           ----------
           Investment Companies -- 0.0%
             Xstrata Finance Canada, Ltd.
              Notes
              6.90% due 11/15/37*..............    266,000    226,115
                                                           ----------
           Medical-Drugs -- 0.6%
             Angiotech Pharmaceuticals, Inc.
              Company Guar. Notes
              6.56% due 12/01/13(3)............  1,410,000  1,015,200
             Angiotech Pharmaceuticals, Inc.
              Company Guar. Notes
              7.75% due 04/01/14...............    340,000    198,900

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Medical-Drugs (continued)
       Elan Finance PLC
        Company Guar. Notes
        6.80% due 11/15/11(3)....................... $2,430,000 $2,187,000
       Elan Finance PLC
        Company Guar. Bonds
        7.75% due 11/15/11..........................    955,000    864,275
                                                                ----------
                                                                 4,265,375
                                                                ----------
     Metal-Diversified -- 0.2%
       Vedanta Resources PLC
        Senior Notes
        8.75% due 01/15/14*.........................  1,000,000    891,800
       Vedanta Resources PLC
        Senior Notes
        8.75% due 01/15/14..........................    240,000    206,400
                                                                ----------
                                                                 1,098,200
                                                                ----------
     Multimedia -- 0.1%
       Quebecor Media, Inc.
        Senior Notes
        7.75% due 03/15/16..........................    375,000    328,125
       Thomson Reuters Corp.
        Company Guar. Notes
        5.95% due 07/15/13..........................    371,000    370,562
                                                                ----------
                                                                   698,687
                                                                ----------
     Oil Companies-Exploration & Production -- 0.4%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13..........................    765,000    671,287
       OPTI Canada, Inc.
        Senior Notes
        7.88% due 12/15/14..........................  1,880,000  1,663,800
       OPTI Canada, Inc.
        Senior Notes
        8.25% due 12/15/14..........................    625,000    559,375
                                                                ----------
                                                                 2,894,462
                                                                ----------
     Oil-Field Services -- 0.2%
       North American Energy Partners, Inc.
        Senior Notes
        8.75% due 12/01/11..........................  1,160,000  1,067,200
                                                                ----------
     Paper & Related Products -- 0.4%
       Abitibi-Consolidated Co. of Canada
        Notes
        6.00% due 06/20/13..........................    300,000     79,500
       Abitibi-Consolidated Co. of Canada
        Senior Notes
        13.75% due 04/01/11*........................  1,355,000  1,348,225
       Abitibi-Consolidated Co. of Canada
        Senior Notes
        15.50% due 07/15/10*........................    658,000    463,890
       Abitibi-Consolidated, Inc.
        Notes
        8.55% due 08/01/10..........................  1,587,000    603,060

                                                                   Market
                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     ---------------------------------------------------------------------
     Paper & Related Products (continued)
       Bowater Canada Finance Corp.
        Company Guar. Notes
        7.95% due 11/15/11........................... $  200,000 $   92,000
                                                                 ----------
                                                                  2,586,675
                                                                 ----------
     Pipelines -- 0.1%
       Enbridge, Inc.
        Senior Notes
        5.80% due 06/15/14...........................    205,000    195,004
       Kinder Morgan Finance Co. ULC
        Company Guar. Notes
        5.70% due 01/05/16...........................    183,000    157,380
                                                                 ----------
                                                                    352,384
                                                                 ----------
     Printing-Commercial -- 0.1%
       Quebecor World Capital Corp.
        Senior Notes
        8.75% due 03/15/16*+(7)(15)..................  1,640,000    656,000
                                                                 ----------
     Property Trust -- 0.0%
       Westfield Capital Corp., Ltd./ WT
        Finance Australia Property, Ltd.
        Company Guar. Notes
        4.38% due 11/15/10*..........................    340,000    331,024
                                                                 ----------
     Real Estate Operations & Development -- 0.1%
       Agile Property Holdings, Ltd.
        Company Guar. Notes
        9.00% due 09/22/13...........................  1,470,000    951,065
       Brookfield Asset Management., Inc.
        Notes
        8.13% due 12/15/08...........................     76,000     76,350
                                                                 ----------
                                                                  1,027,415
                                                                 ----------
     Satellite Telecom -- 0.4%
       Intelsat Subsidiary Holding Co., Ltd.
        Senior Notes
        8.50% due 01/15/13*..........................  2,224,000  2,057,200
       Intelsat Subsidiary Holding Co., Ltd.
        Senior Notes
        8.88% due 01/15/15*..........................    685,000    626,775
                                                                 ----------
                                                                  2,683,975
                                                                 ----------
     Sovereign -- 0.1%
       Credit Suisse First Boston International for
        City of Kiev Ukraine
        Bonds
        8.00% due 11/06/15...........................  1,100,000    811,250
                                                                 ----------
     Special Purpose Entities -- 0.3%
       Hellas Telecommunications Luxembourg II
        Sub. Notes
        8.54% due 01/15/15*(3).......................  1,330,000    804,650
       Hybrid Capital Funding I LP
        Sub. Notes
        8.00% due 06/30/11(8)........................    338,000    202,800
       Independencia International, Ltd.
        Company Guar. Notes
        9.88% due 05/15/15*..........................    930,000    789,619

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          -----------------------------------------------------------
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Special Purpose Entities (continued)
            SMFG Preferred Capital, Ltd.
             Bonds
             6.08% due 01/25/17*(3)(8)......... $  373,000 $  266,340
            SovRisc BV
             Notes
             4.63% due 10/31/08*...............    133,000    133,326
                                                           ----------
                                                            2,196,735
                                                           ----------
          Steel-Producers -- 0.4%
            Evraz Group SA
             Notes
             8.88% due 04/24/13*...............  1,360,000  1,088,000
            Evraz Group SA
             Notes
             8.88% due 04/24/13................  1,270,000  1,066,800
            Severstal SA
             Notes
             9.75% due 07/29/13*...............    950,000    779,000
                                                           ----------
                                                            2,933,800
                                                           ----------
          Telecom Services -- 0.1%
            Global Crossing UK Finance PLC
             Company Guar. Notes
             10.75% due 12/15/14...............    950,000    855,000
            Wind Acquisition Finance SA
             Company Guar. Bonds
             10.75% due 12/01/15*..............    175,000    171,500
                                                           ----------
                                                            1,026,500
                                                           ----------
          Telecommunication Equipment -- 0.2%
            Nortel Networks, Ltd.
             Company Guar. Notes
             10.75% due 07/15/16*..............  1,680,000  1,029,000
                                                           ----------
          Telephone-Integrated -- 0.3%
            Telecom Italia Capital SA
             Company Guar. Notes
             4.95% due 09/30/14................    495,000    417,419
            Telecom Italia Capital SA
             Company Guar. Bonds
             6.20% due 07/18/11................  1,000,000  1,000,290
            Telefonica Emisones SAU
             Company Guar. Notes
             6.42% due 06/20/16................    685,000    643,153
                                                           ----------
                                                            2,060,862
                                                           ----------
          Transport-Marine -- 0.1%
            Ultrapetrol Bahamas, Ltd.
             1st Mtg. Bonds
             9.00% due 11/24/14................    525,000    477,750
                                                           ----------
          Transport-Rail -- 0.2%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11................    750,000    775,350
            Canadian Pacific Railway Co.
             Notes
             6.50% due 05/15/18................    350,000    330,049
                                                           ----------
                                                            1,105,399
                                                           ----------

                                                                Market
                                                 Principal      Value
               Security Description              Amount**      (Note 2)
       ------------------------------------------------------------------
       Water -- 0.1%
         Veolia Environnement
          Notes
          6.75% due 06/01/38.................    $    560,000 $   535,803
                                                              -----------
       Total Foreign Corporate Bonds & Notes
         (cost $63,261,896)..................                  51,486,840
                                                              -----------
       FOREIGN GOVERNMENT AGENCIES -- 16.5%
       Sovereign -- 16.5%
         Federal Republic of Brazil
          Bonds
          6.00% due 01/17/17.................       2,650,000   2,557,250
         Federal Republic of Brazil
          Bonds
          7.13% due 01/20/37.................       1,040,000   1,068,600
         Federal Republic of Brazil
          Bonds
          7.77% due 01/05/16.................   BRL 2,420,000   1,319,433
         Federal Republic of Brazil
          Notes
          8.00% due 01/15/18.................       2,220,000   2,380,950
         Federal Republic of Brazil
          Bonds
          8.25% due 01/20/34.................       2,625,000   2,972,813
         Federal Republic of Brazil
          Notes
          8.75% due 02/04/25.................       2,075,000   2,438,125
         Federal Republic of Brazil
          Bonds
          8.88% due 10/14/19.................       1,410,000   1,653,225
         Federal Republic of Brazil
          Notes
          11.00% due 08/17/40................       3,290,000   4,128,950
         Federal Republic of Brazil
          Bonds
          12.50% due 01/05/16................   BRL 3,380,000   1,842,845
         Federal Republic of Germany
          Bonds
          4.00% due 01/04/18.................     EUR 570,000     803,778
         Federal Republic of Germany
          Bonds
          4.25% due 07/04/14.................     EUR 469,000     674,262
         Federal Republic of Germany
          Bonds
          4.50% due 01/04/13.................     EUR 595,000     860,333
         Federal Republic of Germany
          Bonds
          5.50% due 01/04/31.................     EUR 500,000     781,512
         Government of Australia
          Bonds
          6.00% due 02/15/17.................   AUD 2,540,000   2,094,932
         Government of Hungary
          Bonds
          6.00% due 10/24/12................. HUF 152,000,000     787,743
         Government of Hungary
          Bonds
          6.75% due 04/12/10................. HUF 200,000,000   1,115,561

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                             Market
                                             Principal       Value
              Security Description           Amount**       (Note 2)
           ---------------------------------------------------------
           FOREIGN GOVERNMENT AGENCIES (continued)
           Sovereign (continued)
             Government of Japan
              Bonds
              1.40% due 12/20/15........   JPY 420,000,000 $4,007,575
             Government of Netherlands
              Bonds
              3.25% due 07/15/15........       EUR 400,000    534,091
             Government of Switzerland
              Bonds
              4.00% due 06/10/11........     CHF 3,050,000  2,880,161
             Kingdom of Denmark
              Bonds
              5.00% due 11/15/13........     DKK 9,370,000  1,834,225
             Kingdom of Denmark
              Bonds
              6.00% due 11/15/11........     DKK 9,480,000  1,888,654
             Kingdom of Norway
              Bonds
              6.00% due 05/16/11........     NOK 7,100,000  1,255,390
             Kingdom of Norway
              Bonds
              6.50% due 05/15/13........    NOK 13,630,000  2,523,105
             Kingdom of Sweden
              Bonds
              4.00% due 12/01/09........     SEK 3,860,000    558,780
             Kingdom of Sweden
              Bonds
              4.50% due 08/12/15........    SEK 18,020,000  2,712,187
             Republic of Argentina
              Notes
              5.25% due 12/31/38(10)....         4,494,761  1,107,959
             Republic of Argentina
              Bonds
              7.00% due 09/12/13........           820,000    559,650
             Republic of Argentina
              Bonds
              8.28% due 12/31/33........         2,374,606  1,356,494
             Republic of Colombia
              Bonds
              7.38% due 09/18/37........         1,745,000  1,746,745
             Republic of Colombia
              Bonds
              12.00% due 10/22/15....... COP 4,877,000,000  2,332,708
             Republic of Columbia
              Bonds
              8.13% due 05/21/24........           710,000    777,450
             Republic of Ecuador
              Bonds
              10.00% due 08/15/30(10)...         2,670,000  1,935,750
             Republic of Georgia
              Notes
              7.50% due 04/15/13........         2,280,000  1,886,700
             Republic of Greece
              Senior Notes
              4.50% due 09/20/37........       EUR 775,000    949,395
             Republic of Indonesia
              Bonds
              6.63% due 02/17/37........         3,650,000  2,915,930

                                                           Market
                                            Principal      Value
                Security Description        Amount**      (Note 2)
             -----------------------------------------------------
             Sovereign (continued)
               Republic of Indonesia
                Bonds
                6.88% due 01/17/18*......    $ 1,080,000 $  982,800
               Republic of Indonesia
                Bonds
                6.88% due 01/17/18.......        620,000    570,258
               Republic of Indonesia
                Bonds
                7.50% due 01/15/16.......        870,000    856,367
               Republic of Indonesia
                Notes
                8.50% due 10/12/35.......        800,000    794,263
               Republic of Pakistan
                Bonds
                6.88% due 06/01/17*......        570,000    270,750
               Republic of Panama
                Bonds
                6.70% due 01/26/36.......        660,000    623,700
               Republic of Panama
                Notes
                7.25% due 03/15/15.......        253,000    262,488
               Republic of Peru
                Bonds
                6.55% due 03/14/37.......        700,000    644,000
               Republic of Peru
                Notes
                7.35% due 07/21/25.......      1,860,000  1,850,700
               Republic of Peru
                Bonds
                8.75% due 11/21/33.......        720,000    856,800
               Republic of Philippines
                Bonds
                7.75% due 01/14/31.......      1,000,000  1,050,000
               Republic of Philippines
                Notes
                8.00% due 01/15/16.......        880,000    926,200
               Republic of Philippines
                Notes
                8.88% due 03/17/15.......      1,130,000  1,259,950
               Republic of Philippines
                Senior Notes
                9.50% due 02/02/30.......      1,140,000  1,413,600
               Republic of Philippines
                Notes
                10.63% due 03/16/25......        895,000  1,191,469
               Republic of South Africa
                Bonds
                5.88% due 05/30/22.......      1,130,000    977,450
               Republic of South Africa
                Bonds
                13.00% due 08/31/10...... ZAR 16,800,000  2,150,903
               Republic of Turkey
                Notes
                6.88% due 03/17/36.......      1,985,000  1,746,800
               Republic of Turkey
                Notes
                7.00% due 06/05/20.......      2,120,000  1,990,150

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                          Market
                                            Principal     Value
                  Security Description      Amount**     (Note 2)
                --------------------------------------------------
                FOREIGN GOVERNMENT AGENCIES (continued)
                Sovereign (continued)
                  Republic of Turkey
                   Notes
                   7.25% due 03/15/15...... $2,290,000  $2,272,825
                  Republic of Turkey
                   Notes
                   7.25% due 03/05/38......  1,250,000   1,130,200
                  Republic of Turkey
                   Notes
                   7.38% due 02/05/25......  1,030,000     988,800
                  Republic of Turkey
                   Notes
                   8.00% due 02/14/34......  1,910,000   1,905,225
                  Republic of Turkey
                   Notes
                   9.50% due 01/15/14......  2,160,000   2,378,808
                  Republic of Turkey
                   Senior Bonds
                   11.88% due 01/15/30.....  1,260,000   1,809,738
                  Republic of Ukraine
                   Bonds
                   6.75% due 11/14/17......  2,840,000   2,008,192
                  Republic of Uruguay
                   Notes
                   7.63% due 03/21/36......  2,220,000   2,109,000
                  Republic of Uruguay
                   Bonds
                   8.00% due 11/18/22......  2,260,000   2,260,000
                  Republic of Venezuela
                   Bonds
                   7.65% due 04/21/25......    355,000     215,663
                  Republic of Venezuela
                   Bonds
                   9.00% due 05/07/23......  1,100,000     745,250
                  Republic of Venezuela
                   Bonds
                   9.25% due 09/15/27......  2,100,000   1,566,600
                  Republic of Venezuela
                   Bonds
                   9.25% due 05/07/28......  1,100,000     753,500
                  Republic of Venezuela
                   Bonds
                   9.38% due 01/13/34......  1,560,000   1,084,200
                  Russian Federation
                   Bonds
                   7.50% due 03/31/30(10)..  6,433,700   6,586,500
                  United Mexican States
                   Notes
                   6.05% due 01/11/40......    600,000     537,600
                  United Mexican States
                   Notes
                   6.75% due 09/27/34......  1,425,000   1,432,125
                  United Mexican States
                   Bonds
                   7.50% due 04/08/33......    840,000     917,700
                  United Mexican States
                   Notes
                   8.13% due 12/30/19......  1,240,000   1,436,540

                                                              Market
                                                Principal     Value
                 Security Description           Amount**     (Note 2)
         --------------------------------------------------------------
         Sovereign (continued)
           United Mexican States
            Bonds
            8.30% due 08/15/31................. $  970,000 $  1,147,025
                                                           ------------
         Total Foreign Government Agencies
            (cost $124,426,415)................             114,947,400
                                                           ------------
         FOREIGN GOVERNMENT TREASURIES -- 0.5%
         Sovereign -- 0.5%
           New South Wales Treasury Corp.
            Notes
            6.00% due 05/01/12.................  3,148,000    2,496,146
           Queensland Treasury Corp.
            Government Guar. Notes
            5.50% due 05/14/10.................    350,000      275,093
           United Kingdom Treasury
            Bonds
            4.75% due 06/07/10.................    505,000      908,400
                                                           ------------
         Total Foreign Government Treasuries
            (cost $4,177,392)..................               3,679,639
                                                           ------------
         LOANS(16)(17) -- 0.4%
         Casino Services -- 0.1%
           Holding Gaming Borrower LP
            Term Loan B
            8.81% due 02/19/13(5)(6)...........  1,000,000      945,000
                                                           ------------
         Leisure Products -- 0.1%
           AMC Entertainment Holdings, Inc.
            First Lien
            7.82% due 06/15/12(5)(6)...........    449,929      314,950
                                                           ------------
         Medical-Drugs -- 0.2%
           Triax Pharmaceuticals LLC
            15.54% due 08/30/11(4)(5)(6)(20)...  1,537,967    1,383,105
                                                           ------------
         Total Loans
            (cost $2,800,413)..................               2,643,055
                                                           ------------
         U.S. GOVERNMENT AGENCIES -- 19.4%
         Federal Home Loan Bank -- 0.1%
            3.13% due 06/10/11.................    400,000      394,084
                                                           ------------
         Federal Home Loan Mtg. Corp. -- 12.6%
            4.13% due 07/12/10.................    300,000      305,062
            4.50% due 02/01/20.................    172,307      168,481
            4.50% due 08/01/20.................    363,184      355,120
            4.50% due 03/01/23.................    952,247      927,531
            5.00% due 09/01/18.................    390,565      391,168
            5.00% due 07/01/20.................    642,212      639,190
            5.00% due 02/01/34.................    406,046      396,798
            5.00% due 03/01/34.................  3,192,469    3,116,769
            5.00% due 05/01/34.................    258,138      252,017
            5.00% due 02/01/35.................    591,631      577,602
            5.00% due 07/01/35.................    995,830      971,594
            5.00% due 08/01/35.................    875,797      854,482
            5.00% due 10/01/35.................  1,178,511    1,149,829
            5.00% due 04/01/36.................    510,445      498,023
            5.00% due 05/01/36.................    360,896      351,887
            5.00% due 08/01/36.................    430,929      420,172
            5.00% due 11/01/37.................  4,410,322    4,298,853
            5.33% due 12/01/35(3)..............    358,412      359,473

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
           5.47% due 03/01/36(3)................. $  238,755 $   238,947
           5.50% due 07/01/35....................  2,221,469   2,212,823
           5.50% due 05/01/37....................  1,894,958   1,886,398
           5.50% due 06/01/37....................    410,237     408,384
           5.50% due 09/01/37....................  6,900,004   6,868,837
           5.50% due 10/01/37....................  8,055,191   8,018,805
           5.50% due 11/01/37....................  1,928,734   1,920,021
           5.50% due 12/01/37....................  1,358,431   1,352,295
           5.50% due 01/01/38....................  3,481,583   3,466,400
           5.50% due October TBA.................  3,080,000   3,063,639
           5.78% due 01/01/37(3).................    694,238     707,827
           5.81% due 01/01/37(3).................    160,755     162,572
           5.95% due 10/01/36(3).................  3,823,223   3,905,184
           6.00% due 10/01/37....................  7,728,667   7,831,057
           6.00% due October TBA.................  6,000,000   6,073,128
           6.19% due 09/01/36(3).................    591,138     608,161
           6.50% due 05/01/29....................      5,646       5,845
           6.50% due 02/01/35....................    200,289     206,223
           6.50% due 11/01/37....................  6,393,602   6,563,069
           6.88% due 09/15/10....................  1,156,000   1,235,073
           7.00% due 06/01/29....................     13,350      14,058
          Federal Home Loan Mtg. Corp. REMIC
           Series 3026, Class PC
           4.50% due 01/15/34(1).................  4,055,000   3,762,621
           Series 3102, Class PG
           5.00% due 11/15/28(1).................    730,000     734,297
           Series 3317, Class PD
           5.00% due 09/15/31(1).................    935,000     930,223
           Series 3116, Class PD
           5.00% due 10/15/34(1).................  4,050,000   3,907,951
           Series 3312, Class LB
           5.50% due 11/15/25(1).................  4,000,000   3,951,399
           Series 3349, Class HB
           5.50% due 06/15/31(1).................  1,724,000   1,738,504
           Series 3159, Class TD
           5.50% due 05/15/34(1).................    250,000     244,329
           Series 41, Class F
           10.00% due 05/15/20(1)................     11,786      12,370
           Series 1103, Class N
           11.57% due 06/15/21(1)(14)............      7,315       1,903
                                                             -----------
                                                              88,066,394
                                                             -----------
        Federal National Mtg. Assoc. -- 6.7%
           2.50% due 04/09/10....................  4,000,000   3,960,644
           4.46% due 02/01/34(3).................    383,846     386,528
           4.50% due 06/01/19....................    441,668     433,792
           4.50% due 11/01/22....................    878,222     859,818
           4.50% due 06/01/23....................  1,000,001     975,295
           4.69% due 10/01/35(3).................    192,758     194,873
           4.75% due 12/15/10....................    375,000     387,574
           4.86% due 01/01/35(3).................    775,470     780,136
           5.00% due 06/01/19....................    214,125     214,160
           5.00% due 01/01/23....................  2,293,863   2,279,906
           5.00% due 03/01/34....................    268,981     262,687
           5.00% due 05/01/35....................    121,879     118,951
           5.00% due 10/01/35....................     54,396      53,089

                                                               Market
                                                 Principal     Value
                 Security Description            Amount**     (Note 2)
       -----------------------------------------------------------------
       Federal National Mtg. Assoc. (continued)
          5.00% due 02/01/37.................... $  253,767 $    247,485
          5.00% due 04/01/37....................  1,695,289    1,653,141
          5.00% due 05/01/37....................    381,838      372,344
          5.00% due 06/01/37....................     29,106       28,382
          5.00% due 07/01/37....................    263,800      257,242
          5.00% due October TBA.................  9,000,000    8,769,375
          5.47% due 02/01/38....................  1,876,257    1,897,431
          5.48% due 01/01/37(3).................  3,530,155    3,593,835
          5.50% due 11/01/19....................  1,179,428    1,195,472
          5.50% due 08/01/20....................    284,438      287,507
          5.50% due 11/01/22....................    864,364      872,157
          5.50% due 01/01/29....................      6,821        6,865
          5.50% due 02/01/35....................    482,642      481,970
          5.50% due 12/01/35....................    658,907      657,989
          5.50% due 02/01/36(3).................    285,346      289,861
          5.50% due 12/01/36....................    695,742      694,447
          5.50% due 04/01/37....................    422,921      422,110
          5.50% due 03/01/38....................     39,094       39,015
          6.00% due 02/01/32....................     99,975      101,862
          6.00% due 05/01/34....................     17,038       17,312
          6.00% due 10/01/34....................    452,103      459,365
          6.00% due 06/01/35....................    161,867      164,189
          6.00% due 10/01/36....................    854,049      866,031
          6.00% due 07/01/37....................  3,169,286    3,213,570
          6.00% due 08/01/37....................  4,324,474    4,384,900
          6.00% due 10/01/37....................    639,541      648,477
          6.00% due 03/01/38....................  1,483,677    1,504,492
          6.50% due 04/01/34....................    211,122      217,350
          6.50% due 02/01/35....................     78,009       80,140
          6.50% due 11/01/37....................  1,440,980    1,479,127
          7.50% due 01/01/30....................     14,262       15,434
          7.50% due 09/01/30....................      3,379        3,650
          8.00% due 11/01/28....................     19,104       20,829
          13.00% due 11/01/15...................      3,519        3,937
         Federal National Mtg. Assoc. REMIC
          Series 2005-12, Class BE
          5.00% due 11/25/30(1).................    900,000      896,091
          Series 1989-2, Class D
          8.80% due 01/25/19(1).................     32,419       33,949
          Series 1989-17, Class E
          10.40% due 04/25/19(1)................      4,225        4,562
                                                            ------------
                                                              46,789,348
                                                            ------------
       Government National Mtg. Assoc. -- 0.0%
          7.50% due 07/15/27....................      9,618       10,383
          7.50% due 10/15/27....................     63,272       68,305
                                                            ------------
                                                                  78,688
                                                            ------------
       Total U.S. Government Agencies
          (cost $135,694,167)...................             135,328,514
                                                            ------------
       U.S. GOVERNMENT TREASURIES -- 5.7%
       United States Treasury Bonds -- 0.9%
          3.63% due 04/15/28....................  1,305,360    1,501,776
          4.38% due 02/15/38....................    677,000      685,621
          4.50% due 05/15/38....................    386,000      398,485
          4.75% due 02/15/37....................  2,450,000    2,620,735

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                    Principal    Market
                                                     Amount/     Value
                 Security Description                Shares     (Note 2)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT TREASURIES (continued)
     United States Treasury Bonds (continued)
        5.00% due 05/15/37........................ $   874,000 $   972,257
        6.25% due 08/15/23........................     166,000     199,317
                                                               -----------
                                                                 6,378,191
                                                               -----------
     United States Treasury Notes -- 4.8%
        2.13% due 01/31/10........................  10,250,000  10,278,024
        2.75% due 02/28/13........................     305,000     303,427
        2.88% due 01/31/13........................     535,000     536,379
        3.38% due 07/31/13........................   1,130,000   1,150,569
        3.63% due 12/31/12........................     800,000     827,750
        3.88% due 05/15/10........................     175,000     180,742
        3.88% due 09/15/10........................       7,000       7,271
        3.88% due 05/15/18........................     162,000     163,063
        4.00% due 02/15/15........................   9,500,000   9,976,482
        4.00% due 08/15/18........................   1,171,000   1,187,650
        4.25% due 08/15/15........................     198,000     209,308
        4.25% due 11/15/17........................   3,525,000   3,653,331
        4.38% due 12/15/10........................     101,000     106,153
        4.50% due 02/15/16........................   1,669,000   1,779,051
        4.50% due 05/15/17........................   2,150,000   2,265,730
        4.63% due 12/31/11........................     500,000     533,399
        4.75% due 05/31/12........................     300,000     322,383
                                                               -----------
                                                                33,480,712
                                                               -----------
     Total U.S. Government Treasuries
        (cost $39,238,418)........................              39,858,903
                                                               -----------
     COMMON STOCK -- 0.6%
     Casino Services -- 0.0%
       Shreveport Gaming Holdings, Inc.+(4)(5)(6).       2,441      47,136
                                                               -----------
     Cellular Telecom -- 0.2%
       iPCS, Inc.+(5)(6)..........................      60,413   1,345,397
                                                               -----------
     Food-Misc. -- 0.0%
       Wornick Co.+(4)............................       4,592     229,600
                                                               -----------
     Independent Power Producers -- 0.0%
       Calpine Corp.+.............................       4,763      61,919
       Mirant Corp.+..............................       1,929      35,281
                                                               -----------
                                                                    97,200
                                                               -----------
     Medical-Drugs -- 0.0%
       Triax Pharmaceuticals LLC(4)(5)(6)(19).....     128,418      53,936
                                                               -----------
     Medical-Hospitals -- 0.1%
       MedCath Corp.+.............................      34,684     621,537
                                                               -----------
     Medical-Outpatient/Home Medical -- 0.0%
       Critical Care Systems International,
        Inc.(4)(5)(6).............................       4,107          41
                                                               -----------
     Oil Companies-Exploration & Production -- 0.2%
       EXCO Resources, Inc.+......................      99,999   1,631,984
       Transmeridian Exploration, Inc.+...........       5,460       1,638
                                                               -----------
                                                                 1,633,622
                                                               -----------

                                                                Market
                                                                Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      Oil-Field Services -- 0.1%
        Trico Marine Services, Inc.+................. 21,747 $    371,439
                                                             ------------
      Total Common Stock
         (cost $5,049,045)...........................           4,399,908
                                                             ------------
      PREFERRED STOCK -- 0.4%
      Banks-Commercial -- 0.1%
        CoBank ACB
         11.00%*..................................... 12,063      606,914
                                                             ------------
      Banks-Money Center -- 0.0%
        Santander Finance Preferred SA
         4.00%....................................... 32,800      263,056
                                                             ------------
      Banks-Super Regional -- 0.0%
        Wachovia Capital Trust IX
         6.38%....................................... 12,800      142,208
                                                             ------------
      Diversified Financial Services -- 0.1%
        General Electric Capital Corp.
         8.00%(10)................................... 16,000      304,800
                                                             ------------
      Finance-Mortgage Loan/Banker -- 0.0%
        Freddie Mac
         8.38%....................................... 11,300       18,419
                                                             ------------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC, Class C
         14.70%(4)(5)(6)(19)......................... 39,177       78,353
                                                             ------------
      Medical-Generic Drugs -- 0.1%
        Mylan, Inc.
         6.50%.......................................    782      613,870
                                                             ------------
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.
         15.00%(4)(9)................................  3,851      269,570
                                                             ------------
      Special Purpose Entity -- 0.1%
        Structured Repackaged Asset-Backed
         Trust Securities
         3.00%(3).................................... 29,200      402,668
                                                             ------------
      Total Preferred Stock
         (cost $4,213,597)...........................           2,699,858
                                                             ------------
      WARRANTS -- 0.0%+
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.
         Expires 12/15/10
         (strike price $4.31)(4)..................... 13,811          138
                                                             ------------
      Telecom Services -- 0.0%
        Leap Wireless International, Inc.
         Expires 04/15/10
         (strike price $96.80)*(4)(6)................    500            0
                                                             ------------
      Total Warrants
         (cost $39,261)..............................                 138
                                                             ------------
      Total Long-Term Investment Securities
         (cost $747,434,751).........................         670,694,603
                                                             ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                               Market
                                                Principal      Value
                Security Description            Amount**      (Note 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 2.5%
       Time Deposits -- 2.5%
         Euro Time Deposit with State Street
          Bank & Trust Co.
          0.50% due 10/01/08.................. $   818,000  $    818,000
         Euro Time Deposit with State Street
          Bank & Trust Co.
          0.85% due 10/01/08..................   1,168,000     1,168,000
         Euro Time Deposit with State Street
          Bank & Trust Co.
          1.35% due 10/01/08..................  15,896,000    15,896,000
                                                            ------------
       Total Short-Term Investment Securities
          (cost $17,882,000)..................                17,882,000
                                                            ------------
       REPURCHASE AGREEMENT -- 2.1%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(18)
          (cost $14,768,000).................. $14,768,000  $ 14,768,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $780,084,751)(21).............       100.7%  703,344,603
       Liabilities in excess of other assets..        (0.7)   (5,060,794)
                                               -----------  ------------
       NET ASSETS --                                 100.0% $698,283,809
                                               ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $74,499,054 representing 10.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Denominated in United States Dollars unless otherwise indicated.
+  Non-income producing security
(1)Collateralized Mortgage Obligation
(2)Variable Rate Security -- the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.
(4)Fair valued security; see Note 2
(5)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Strategic Bond Fund held the following restricted securities:

                                                                 Market
                               Principal                         Value   % of
                   Acquisition  Amount/   Acquisition   Market    per    Net
 Name                 Date      Shares       Cost       Value    Share  Assets
 ----              ----------- ---------- ----------- ---------- ------ ------
 AMC
  Entertainment
  Holdings,
  Inc. 7.82%
  due 06/15/12
  Loan
  Agreement.......   6/8/2007  $  400,000 $  390,000
                    9/27/2007      11,051     11,051
                   12/20/2007      11,014     11,014
                    3/19/2008      10,658     11,918
                    6/23/2008       8,532      8,943
                    9/26/2008       8,674      9,108
                               ---------- ----------
                                  449,929    442,034  $  314,950 $70.00  0.05%

 Critical Care
  Systems
  International,
  Inc.
  Common
  Stock...........  7/20/2006       4,107     37,181          41   0.01  0.00

 Holding
  Gaming
  Borrower LP
  9.25% due
  02/19/13
  Loan
  Agreement.......  9/09/2008   1,000,000    940,000     945,000  94.50  0.14

 ICO North
  America, Inc.
  7.50% due
  08/15/09........  8/11/2005     200,000    200,000
                    4/19/2006      65,000     80,925
                     3/5/2008      10,000     10,000
                    9/11/2008      11,000     11,000
                               ---------- ----------
                                  286,000    301,925     200,200  70.00  0.03

 iPCS, Inc.
  Common
  Stock...........  7/28/2005       1,283          0
                    7/20/2004      59,130    916,511
                               ---------- ----------
                                   60,413    916,511   1,345,397  22.27  0.19
 Shreveport
  Gaming
  Holdings,
  Inc.
  Common
  Stock...........  7/29/2005       2,047     47,128
                    7/21/2005         394      9,062
                               ---------- ----------
                                    2,441     56,190      47,136  19.31  0.01

 Southern
  Energy, Inc.
  7.90% due
  07/15/09........  1/25/2006   1,125,000          0
                     6/6/2006     425,000          0
                               ---------- ----------
                                1,550,000          0           0   0.00  0.00

 Triax
  Pharmaceuticals
  LLC 15.54%
  due 08/30/11
  Loan
  Agreement         8/31/2007   1,500,000  1,379,795
                   10/31/2007       3,875      3,875
                    1/10/2008      11,404     11,404
                     4/4/2008      11,239     11,238
                     7/3/2008      11,449     11,449
                               ---------- ----------
                                1,537,967  1,417,761   1,383,105  89.93  0.20

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                 Market
                                Principal                        Value   % of
                    Acquisition  Amount/  Acquisition   Market    per    Net
  Name                 Date      Shares      Cost       Value    Share  Assets
  ----              ----------- --------- ----------- ---------- ------ ------

  Triax
   Pharmaceuticals
   LLC
   Common
   Stock...........  8/31/2007  $128,418    $53,936   $   53,936 $0.42   0.01%

  Triax
   Pharmaceuticals
   LLC
   Preferred
   Stock...........  8/31/2007    39,177     78,353       78,353  2.00   0.01
                                                      ----------         ----
                                                      $4,368,118         0.64%
                                                      ==========         ====

(6) Illiquid security. At September 30, 2008, the aggregate value of these securities was $5,707,215 representing 0.8% of net assets.
(7)  Bond in default
(8)  Perpetual maturity -- maturity date reflects the next call date.
(9) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Company has filed for Chapter 11 bankruptcy protection.
(12) Bond is in default and did not pay principal at maturity
(13) Company has filed for Chapter 7 bankruptcy.
(14) Interest Only
(15) Company has filed for bankruptcy in country of issuance.
(16) Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(18) See Note 2 for details of Joint Repurchase Agreement.
(19) Consists of more than one class of securities traded together as a unit.
(20) A portion of the interest is paid in the form of additional bonds.
(21) See Note 5 for cost of investments on a tax basis.
(22) Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2008.
(23) Bond is in default subsequent to September 30, 2008.
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD --Australian Dollar
BRL --Brazilian Real
CHF --Swiss Franc
COP --Columbian Peso
DKK --Danish Krone
EUR --Euro Dollar
HUF --Hungarian Forint
JPY --Japanese Yen
MXN --Mexican Peso
NOK --Norwegian Krone
SEK --Swedish Krona
USD --United States Dollar
ZAR --South African Rand

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

              Open Forward Foreign Currency Contracts
              -------------------------------------------------------------------------
                                                                              Gross
               Contract to           In Exchange          Delivery          Unrealized
                 Deliver                 For                Date           Appreciation
              --------------------- -------------------- ----------------- ------------
              *AUD 8,760,000        USD 7,923,420        11/07/2008         $1,008,395
                                                                            ----------

                                                                              Gross
               Contract to           In Exchange          Delivery          Unrealized
                 Deliver                 For                Date           Depreciation
              --------------------- -------------------- ----------------- ------------
              *USD 7,572,144        AUD 8,760,000        11/07/2008           (657,119)
                                                                            ----------
                       Net Unrealized Appreciation (Depreciation)           $  351,276
                                                                            ==========

--------
* Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
AUD --Australian Dollar
USD --United States Dollar

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                  Oil Companies-Exploration & Production. 8.7%
                  Special Purpose Entities............... 6.1
                  Medical-Hospitals...................... 4.5
                  Transport-Air Freight.................. 4.2
                  Pipelines.............................. 3.5
                  Casino Hotels.......................... 3.2
                  Paper & Related Products............... 2.9
                  Cable TV............................... 2.8
                  Telephone-Integrated................... 2.7
                  Oil-Field Services..................... 2.6
                  Electric-Integrated.................... 2.6
                  Telecom Services....................... 2.5
                  Chemicals-Specialty.................... 2.4
                  Medical-Drugs.......................... 2.2
                  Electric-Generation.................... 1.9
                  Containers-Metal/Glass................. 1.7
                  Finance-Auto Loans..................... 1.6
                  Computer Services...................... 1.5
                  Electronic Components-Semiconductors... 1.4
                  Satellite Telecom...................... 1.4
                  Diversified Financial Services......... 1.4
                  Gambling (Non-Hotel)................... 1.4
                  Casino Services........................ 1.3
                  Television............................. 1.3
                  Medical Products....................... 1.3
                  Independent Power Producers............ 1.2
                  Diversified Manufacturing Operations... 1.1
                  Physicians Practice Management......... 1.1
                  Insurance Brokers...................... 1.0
                  Cellular Telecom....................... 1.0
                  Medical-HMO............................ 0.9
                  Food-Meat Products..................... 0.9
                  Publishing-Periodicals................. 0.9
                  Hotels/Motels.......................... 0.8
                  Auto-Cars/Light Trucks................. 0.7
                  Mining................................. 0.7
                  Containers-Paper/Plastic............... 0.7
                  Consumer Products-Misc................. 0.7
                  Real Estate Investment Trusts.......... 0.7
                  Theaters............................... 0.7
                  Seismic Data Collection................ 0.7
                  Non-Hazardous Waste Disposal........... 0.7
                  Retail-Petroleum Products.............. 0.6
                  Storage/Warehousing.................... 0.6
                  Direct Marketing....................... 0.6
                  Steel-Producers........................ 0.6
                  Recycling.............................. 0.6
                  Printing-Commercial.................... 0.6
                  Computers-Memory Devices............... 0.5
                  Retail-Drug Store...................... 0.5
                  Funeral Services & Related Items....... 0.5
                  Telecommunication Equipment............ 0.5
                  Metal-Diversified...................... 0.5
                  Human Resources........................ 0.5
                  Electric Products-Misc................. 0.5
                  Beverages-Non-alcoholic................ 0.5
                  Decision Support Software.............. 0.4
                  Airlines............................... 0.4
                  Building-Residential/Commercial........ 0.4
                  Retail-Restaurants..................... 0.4
                  Transactional Software................. 0.4

                 Medical Information Systems............  0.4%
                 Rental Auto/Equipment..................  0.4
                 Rubber-Tires...........................  0.4
                 Electronic Components-Misc.............  0.4
                 Auto/Truck Parts & Equipment-Original..  0.3
                 Multimedia.............................  0.3
                 Research & Development.................  0.3
                 Home Furnishings.......................  0.3
                 Medical-Generic Drugs..................  0.3
                 Medical-Nursing Homes..................  0.3
                 Metal-Aluminum.........................  0.3
                 Leisure Products.......................  0.3
                 Repurchase Agreements..................  0.2
                 Agricultural Chemicals.................  0.2
                 Applications Software..................  0.2
                 Vitamins & Nutrition Products..........  0.2
                 Broadcast Services/Program.............  0.2
                 Energy-Alternate Sources...............  0.2
                 Food-Misc..............................  0.2
                 Transport-Services.....................  0.2
                 Poultry................................  0.1
                 Building Products-Wood.................  0.1
                 Drug Delivery Systems..................  0.1
                 Travel Services........................  0.1
                 Building & Construction Products-Misc..  0.1
                                                         ----
                                                         97.3%
                                                         ====

Credit Quality+#

                               BBB........   1.5%
                               BB.........  18.2
                               B..........  45.7
                               CCC........  21.5
                               CC.........   0.8
                               C..........   0.1
                               Below C....   0.2
                               Not Rated@.  12.0
                                           -----
                                           100.0%
                                           =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)


                                                                   Market
                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    -----------------------------------------------------------------------
    CONVERTIBLE BONDS & NOTES -- 0.6%
    Drug Delivery Systems -- 0.1%
      Nektar Therapeutics
       Sub. Notes
       3.25% due 09/28/12............................ $  250,000 $  125,937
                                                                 ----------
    Electronic Components-Semiconductors -- 0.5%
      Advanced Micro Devices, Inc.
       Senior Notes
       6.00% due 05/01/15*...........................     50,000     24,313
      Spansion, Inc.
       Senior Sub. Notes
       2.25% due 06/15/16*...........................  1,845,000    777,206
                                                                 ----------
                                                                    801,519
                                                                 ----------
    Telecom Services -- 0.0%
      ICO North America, Inc.
       Notes
       7.50% due 08/15/09(1)(2)(3)...................     81,000     56,700
                                                                 ----------
    Total Convertible Bonds & Notes
       (cost $1,905,094).............................               984,156
                                                                 ----------
    CORPORATE BONDS & NOTES -- 74.7%
    Agricultural Chemicals -- 0.2%
      Mosaic Global Holdings, Inc.
       Debentures
       7.38% due 08/01/18............................    405,000    402,154
                                                                 ----------
    Airlines -- 0.4%
      American Airlines, Inc.
       Pass Through Certs.
       Series 2001-1, Class A-2
       6.82% due 05/23/11............................    775,000    604,500
      United AirLines, Inc.
       Pass Through Certs.
       Series 2001-1, Class A-2
       6.20% due 12/31/49............................    102,126     99,062
                                                                 ----------
                                                                    703,562
                                                                 ----------
    Applications Software -- 0.2%
      SS&C Technologies, Inc.
       Company Guar. Notes
       11.75% due 12/01/13...........................    375,000    390,000
                                                                 ----------
    Auto-Cars/Light Trucks -- 0.7%
      Ford Motor Co.
       Senior Notes
       6.38% due 02/01/29............................  1,565,000    579,050
      General Motors Corp.
       Senior Notes
       7.13% due 07/15/13............................  1,543,000    709,780
                                                                 ----------
                                                                  1,288,830
                                                                 ----------
    Auto/Truck Parts & Equipment-Original -- 0.3%
      Lear Corp.
       Senior Notes
       8.75% due 12/01/16............................    860,000    597,700
                                                                 ----------
    Auto/Truck Parts & Equipment- Replacement --0.0%
      Exide Corp.
       Notes
       10.00% due 04/15/05+(1)(2)....................  1,650,000          0
                                                                 ----------

                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     Beverages-Non-alcoholic -- 0.1%
       Cott Beverages USA, Inc.
        Company Guar. Notes
        8.00% due 12/15/11.......................... $  264,000 $  184,800
                                                                ----------
     Broadcast Services/Program -- 0.2%
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14..........................    376,000    377,880
                                                                ----------
     Building & Construction Products-Misc. -- 0.1%
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14..........................    125,000    123,750
                                                                ----------
     Building Products-Wood -- 0.1%
       Masonite Corp.
        Company Guar. Notes
        11.00% due 04/06/15(21).....................    552,000    154,560
                                                                ----------
     Cable TV -- 2.8%
       CCH I LLC/CCH I Capital Corp.
        Senior Notes
        11.00% due 10/01/15*........................  2,276,000  1,479,400
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        Series B
        10.25% due 09/15/10.........................  1,090,000    975,550
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13..........................    633,000    550,710
       Charter Communications Operating LLC
        Senior Notes
        10.88% due 09/15/14*........................    287,000    278,390
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11..........................    700,000    672,000
       CSC Holdings, Inc.
        Senior Notes
        8.13% due 07/15/09..........................    475,000    470,250
       DirecTV Holdings LLC/DirecTV Financing Co.
        Senior Notes
        7.63% due 05/15/16*.........................    570,000    515,850
                                                                ----------
                                                                 4,942,150
                                                                ----------
     Casino Hotels -- 3.2%
       Eldorado Casino Corp. (Shreveport)
        Sec. Bonds
        10.00% due 08/01/12(2)(5)...................  1,721,177  1,660,936
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(1)(2)....................  2,675,000  2,675,000
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14..........................    800,000    578,000
       Turning Stone Resort Casino Enterprise
        Senior Notes
        9.13% due 09/15/14*.........................    750,000    682,500
                                                                ----------
                                                                 5,596,436
                                                                ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Casino Services -- 0.3%
          Indianapolis Downs LLC & Capital Corp.
           Sec. Notes
           11.00% due 11/01/12*................... $  800,000 $  544,000
                                                              ----------
        Cellular Telecom -- 0.3%
          Centennial Communications Corp.
           Senior Notes
           9.63% due 01/01/13(6)..................    505,000    459,550
                                                              ----------
        Chemicals-Specialty -- 2.4%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15.....................     80,000     67,200
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14*....................  1,890,000  1,625,400
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12.....................    150,000    149,625
          Momentive Performance Materials, Inc.
           Senior Sub. Notes
           11.50% due 12/01/16....................  2,490,000  1,693,200
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12.....................  2,100,000    693,000
                                                              ----------
                                                               4,228,425
                                                              ----------
        Computer Services -- 0.9%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*...................    900,000    828,000
          Sungard Data Systems, Inc.
           Senior Notes
           5.13% due 02/28/14*....................    875,000    824,687
                                                              ----------
                                                               1,652,687
                                                              ----------
        Consumer Products-Misc. -- 0.7%
          American Achievement Corp.
           Company Guar. Notes
           8.25% due 04/01/12*....................    262,000    257,415
          Visant Holding Corp.
           Senior Notes
           8.75% due 12/01/13.....................    140,000    128,450
          Visant Holding Corp.
           Senior Notes
           10.25% due 12/01/13(4).................    955,000    864,275
                                                              ----------
                                                               1,250,140
                                                              ----------
        Containers-Metal/Glass -- 1.0%
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23.....................  1,000,000    840,000
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           8.25% due 05/15/13.....................  1,005,000    999,975
                                                              ----------
                                                               1,839,975
                                                              ----------

                                                                    Market
                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    Containers-Paper/Plastic -- 0.7%
      Jefferson Smurfit Corp.
       Company Guar. Notes
       8.25% due 10/01/12............................. $  470,000 $  392,450
      Smurfit-Stone Container Enterprises, Inc.
       Senior Notes
       8.00% due 03/15/17.............................  1,105,000    861,900
                                                                  ----------
                                                                   1,254,350
                                                                  ----------
    Decision Support Software -- 0.4%
      Vangent, Inc.
       Senior Sub. Notes
       9.63% due 02/15/15.............................    875,000    713,125
                                                                  ----------
    Direct Marketing -- 0.6%
      Affinity Group, Inc.
       Senior Sub. Notes
       9.00% due 02/15/12.............................  1,500,000  1,110,000
                                                                  ----------
    Diversified Manufacturing Operations -- 0.7%
      Harland Clarke Holdings Corp.
       Notes
       7.55% due 05/15/15(6)..........................    500,000    320,000
      Harland Clarke Holdings Corp.
       Notes
       9.50% due 05/15/15.............................    725,000    507,500
      Indalex Holding Corp.
       Sec. Notes
       11.50% due 02/01/14............................    575,000    276,000
      Sally Holdings LLC
       Company Guar. Notes
       10.50% due 11/15/16............................     69,000     65,550
                                                                  ----------
                                                                   1,169,050
                                                                  ----------
    Electric-Generation -- 1.9%
      Edison Mission Energy
       Senior Notes
       7.20% due 05/15/19.............................  1,155,000  1,016,400
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................    590,000    477,900
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs. Series B
       9.24% due 07/02/17.............................    305,037    329,440
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series C
       9.68% due 07/02/26.............................    125,000    132,500
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    291,610    293,966
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................    430,000    388,075
      The AES Corp.
       Senior Notes
       8.00% due 06/01/20*............................    425,000    371,875

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                                   Market
                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Electric-Generation (continued)
       The AES Corp.
        Senior Notes
        8.88% due 02/15/11........................... $  430,000 $  423,550
                                                                 ----------
                                                                  3,433,706
                                                                 ----------
     Electric-Integrated -- 2.6%
       Energy Future Holdings Corp.
        Company Guar. Notes
        10.88% due 11/01/17*.........................    475,000    428,688
       Mirant Americas Generation LLC
        Senior Notes
        8.30% due 05/01/11...........................    405,000    389,813
       Mirant Americas Generation LLC
        Senior Notes
        8.50% due 10/01/21...........................    740,000    573,500
       Southern Energy, Inc.
        Notes
        7.90% due 07/15/09+(1)(2)(3).................  3,525,000          0
       Texas Competitive Electric Holdings Co. LLC,
        Series A
        Senior Notes
        10.25% due 11/01/15*.........................  1,905,000  1,719,262
       Texas Competitive Electric Holdings Co. LLC,
        Series B
        Senior Notes
        10.25% due 11/01/15*.........................    190,000    171,475
       Texas Competitive Electric Holdings Co. LLC
        Senior Notes
        10.50% due 11/01/16*.........................  1,545,000  1,309,387
                                                                 ----------
                                                                  4,592,125
                                                                 ----------
     Electronic Components-Misc. -- 0.1%
       Sanmina-SCI Corp. Company Guar.
        Notes
        6.75% due 03/01/13...........................    125,000    109,375
                                                                 ----------
     Electronic Components-Semiconductors -- 1.0%
       Amkor Technology, Inc.
        Senior Notes
        7.75% due 05/15/13...........................    395,000    337,725
       Freescale Semiconductor, Inc.
        Company Guar. Notes
        9.13% due 12/15/14...........................    635,000    400,050
       Spansion LLC
        Senior Sec. Notes
        5.94% due 06/01/13*(6).......................  1,575,000    945,000
       Spansion LLC
        Senior Notes
        11.25% due 01/15/16*.........................    115,000     66,125
                                                                 ----------
                                                                  1,748,900
                                                                 ----------
     Energy-Alternate Sources -- 0.2%
       VeraSun Energy Corp.
        Company Guar. Notes
        9.38% due 06/01/17(8)(19)....................    265,000    104,675
       VeraSun Energy Corp.
        Sec. Notes
        9.88% due 12/15/12(8)(19)....................    370,000    266,400
                                                                 ----------
                                                                    371,075
                                                                 ----------

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        Finance-Auto Loans -- 1.6%
          Ford Motor Credit Co. LLC
           Notes
           7.88% due 06/15/10.................... $  347,000 $  264,874
          GMAC LLC
           Senior Notes
           4.05% due 05/15/09*(6)................    458,000    331,427
          GMAC LLC
           Senior Notes
           6.00% due 12/15/11....................  1,775,000    789,234
          GMAC LLC
           Senior Notes
           6.63% due 05/15/12....................  1,075,000    455,121
          GMAC LLC
           Senior Bonds
           6.88% due 09/15/11....................  2,245,000  1,001,690
          GMAC LLC
           Senior Bonds
           6.88% due 08/28/12....................    175,000     69,559
                                                             ----------
                                                              2,911,905
                                                             ----------
        Food-Meat Products -- 0.2%
          Smithfield Foods, Inc.
           Senior Notes
           7.75% due 05/15/13....................    400,000    336,000
                                                             ----------
        Funeral Services & Related Items -- 0.5%
          Service Corp. International
           Senior Notes
           7.00% due 06/15/17....................    545,000    465,975
          Service Corp. International
           Debentures
           7.88% due 02/01/13....................    425,000    425,000
                                                             ----------
                                                                890,975
                                                             ----------
        Gambling (Non-Hotel) -- 0.8%
          Downstream Development Authority
           Senior Notes
           12.00% due 10/15/15*..................    725,000    525,625
          Greektown Holdings LLC
           Senior Notes
           10.75% due 12/01/13*+(8)(9)...........    489,000    337,410
          Waterford Gaming LLC
           Senior Notes
           8.63% due 09/15/14*...................    648,000    612,360
                                                             ----------
                                                              1,475,395
                                                             ----------
        Home Furnishings -- 0.3%
          Simmons Co.
           Company Guar. Notes
           7.88% due 01/15/14....................    465,000    348,750
          Simmons Co.
           Senior Disc. Notes
           10.00% due 12/15/14(4)................    385,000    215,600
                                                             ----------
                                                                564,350
                                                             ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                             Market
                                                Principal    Value
                 Security Description            Amount     (Note 2)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Hotels/Motels -- 0.8%
            Gaylord Entertainment Co.
             Company Guar. Notes
             6.75% due 11/15/14................ $  750,000 $  630,000
            Gaylord Entertainment Co.
             Company Guar. Notes
             8.00% due 11/15/13................    950,000    826,500
                                                           ----------
                                                            1,456,500
                                                           ----------
          Human Resources -- 0.5%
            Team Health, Inc.
             Company Guar. Notes
             11.25% due 12/01/13...............    817,000    847,638
                                                           ----------
          Independent Power Producers -- 1.2%
            NRG Energy, Inc.
             Company Guar. Notes
             7.38% due 02/01/16................  1,465,000  1,318,500
            Orion Power Holdings, Inc.
             Senior Notes
             12.00% due 05/01/10...............    300,000    291,000
            Reliant Energy, Inc.
             Senior Notes
             7.88% due 12/31/17................    590,000    436,600
                                                           ----------
                                                            2,046,100
                                                           ----------
          Insurance Brokers -- 1.0%
            USI Holdings Corp.
             Senior Notes
             6.68% due 11/15/14*(6)............    677,000    514,520
            USI Holdings Corp.
             Senior Sub. Notes
             9.75% due 05/15/15*...............  1,625,000  1,235,000
                                                           ----------
                                                            1,749,520
                                                           ----------
          Medical Information Systems -- 0.4%
            Spheris, Inc.
             Senior Sub. Notes
             11.00% due 12/15/12...............  1,175,000    634,500
                                                           ----------
          Medical Products -- 1.3%
            LVB Acquisition Holding LLC
             Senior Notes
             10.38% due 10/15/17...............    995,000    985,050
            Universal Hospital Services, Inc.
             Senior Sec. Notes
             6.30% due 06/01/15(6).............    685,000    602,800
            Universal Hospital Services, Inc.
             Senior Sec. Bonds
             8.50% due 06/01/15................    715,000    666,737
                                                           ----------
                                                            2,254,587
                                                           ----------
          Medical-HMO -- 0.9%
            Multiplan, Inc.
             Senior Sub. Notes
             10.38% due 04/15/16*..............  1,650,000  1,617,000
                                                           ----------

                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      -------------------------------------------------------------------
      Medical-Hospitals -- 3.1%
        Community Health Systems, Inc.
         Senior Notes
         8.88% due 07/15/15......................... $1,000,000 $  950,000
        HCA, Inc.
         Senior Notes
         6.25% due 02/15/13.........................    635,000    530,225
        HCA, Inc.
         Senior Notes
         8.75% due 09/01/10.........................    165,000    162,525
        HCA, Inc.
         Senior Notes
         9.13% due 11/15/14.........................    545,000    530,012
        HCA, Inc.
         Senior Notes
         9.25% due 11/15/16.........................  1,450,000  1,410,125
        HCA, Inc.
         Senior Notes
         9.63% due 11/15/16.........................    950,000    902,500
        IASIS Healthcare LLC / IASIS Capital Corp.
         Company Guar. Notes
         8.75% due 06/15/14.........................  1,085,000  1,025,325
                                                                ----------
                                                                 5,510,712
                                                                ----------
      Medical-Nursing Homes -- 0.3%
        Sun Healthcare Group, Inc.
         Senior Notes
         9.13% due 04/15/15.........................    550,000    525,250
                                                                ----------
      Metal-Aluminum -- 1.00%
        Noranda Aluminum Holding Corp.
         Senior Notes
         8.58% due 11/15/14(6)......................    750,000    495,000
        Noranda Aluminum Acquisition Corp.
         Company Guar. Notes
         6.83% due 11/15/14(6)......................  1,695,000  1,288,200
                                                                ----------
                                                                 1,783,200
                                                                ----------
      Metal-Diversified -- 0.5%
        Freeport-McMoRan Copper & Gold, Inc.
         Senior Notes
         8.25% due 04/01/15.........................    900,000    884,250
                                                                ----------
      Multimedia -- 0.2%
        Haights Cross Operating Co.
         Senior Notes
         11.75% due 08/15/11........................    325,000    302,250
                                                                ----------
      Non-Ferrous Metals -- 0.0%
        Renco Metals, Inc.
         Bonds
         11.50% due 07/01/03+(1)(2)(11)(12).........  2,150,000          0
                                                                ----------
      Non-Hazardous Waste Disposal -- 0.6%
        Allied Waste North America, Inc.
         Company Guar. Notes
         6.88% due 06/01/17.........................  1,155,000  1,074,150

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ----------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Non-Hazardous Waste Disposal (continued)
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14.......................... $   75,000 $    73,500
                                                                -----------
                                                                  1,147,650
                                                                -----------
     Oil Companies-Exploration & Production -- 5.8%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*........................    825,000     754,875
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12*.........................    565,000     514,150
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14..........................    775,000     647,125
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15..........................    760,000     600,400
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16..........................  1,850,000   1,660,375
       Dune Energy, Inc.
        Senior Sec. Notes
        10.50% due 06/01/12.........................    400,000     300,000
       Encore Acquisition Co.
        Senior Sub. Notes
        6.00% due 07/15/15..........................    765,000     608,175
       Energy Partners, Ltd.
        Senior Notes
        9.75% due 04/15/14..........................    820,000     602,700
       Hilcorp Energy I LP
        Senior Notes
        7.75% due 11/01/15*.........................    775,000     666,500
       Hilcorp Energy I LP
        Senior Notes
        9.00% due 06/01/16*.........................    100,000      91,000
       Linn Energy LLC
        Senior Notes
        9.88% due 07/01/18*.........................    650,000     565,500
       Quicksilver Resources, Inc.
        Senior Notes
        7.75% due 08/01/15..........................    625,000     571,875
       Sabine Pass LNG LP
        Senior Sec. Notes
        7.50% due 11/30/16..........................  2,705,000   2,109,900
       Transmeridian Exploration, Inc.
        Company Guar. Notes
        12.00% due 12/15/10.........................    650,000     598,000
                                                                -----------
                                                                 10,290,575
                                                                -----------
     Oil-Field Services -- 1.0%
       Allis-Chalmers Energy, Inc.
        Company Guar. Notes
        9.00% due 01/15/14..........................    530,000     477,000
       Helix Energy Solutions Group, Inc.
        Senior Notes
        9.50% due 01/15/16*.........................    560,000     523,600

                                                              Market
                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         Oil-Field Services (continued)
           Key Energy Services, Inc.
            Company Guar. Notes
            8.38% due 12/01/14.................. $  375,000 $  360,000
           Oslo Seismic Services, Inc.
            1st Mtg. Bonds
            8.28% due 06/01/11..................    407,580    422,387
                                                            ----------
                                                             1,782,987
                                                            ----------
         Paper & Related Products -- 1.5%
           Bowater, Inc.
            Notes
            6.50% due 06/15/13..................    495,000    190,575
           Caraustar Industries, Inc.
            Notes
            7.38% due 06/01/09..................    610,000    506,300
           Georgia-Pacific LLC
            Company Guar. Notes
            7.00% due 01/15/15*.................    163,000    148,330
           Georgia-Pacific LLC
            Company Guar. Notes
            7.13% due 01/15/17*.................    365,000    325,763
           International Paper Co.
            Notes
            7.95% due 06/15/18..................    333,000    327,209
           NewPage Corp.
            Senior Notes
            9.05% due 05/01/12(6)...............    228,000    204,060
           NewPage Corp.
            Sec. Notes
            10.00% due 05/01/12.................    540,000    483,300
           NewPage Corp.
            Senior Sub. Notes
            12.00% due 05/01/13.................    647,000    566,125
                                                            ----------
                                                             2,751,662
                                                            ----------
         Physicians Practice Management -- 1.1%
           US Oncology, Inc.
            Senior Sub. Notes
            10.75% due 08/15/14.................  1,900,000  1,909,500
                                                            ----------
         Pipelines -- 3.5%
           Atlas Pipeline Partners LP
            Company Guar. Notes
            8.13% due 12/15/15..................    385,000    354,200
           Atlas Pipeline Partners LP
            Senior Notes
            8.75% due 06/15/18*.................  1,525,000  1,433,500
           Copano Energy LLC/Copano Energy
            Finance Corp.
            Company Guar. Notes
            8.13% due 03/01/16..................    950,000    869,250
           Dynegy Holdings, Inc.
            Senior Notes
            8.75% due 02/15/12..................    445,000    420,525
           Dynegy-Roseton Danskammer
            Pass Through Certs., Series B
            7.67% due 11/08/16..................  1,250,000  1,134,375

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Pipelines (continued)
          MarkWest Energy Partners LP
           Senior Notes
           6.88% due 11/01/14.................... $  570,000 $  513,000
          MarkWest Energy Partners LP/
           MarkWest Energy Finance Corp.
           Senior Notes
           8.75% due 04/15/18....................    350,000    332,500
          NGC Corp. Capital Trust
           Company Guar. Bonds
           8.32% due 06/01/27....................  1,425,000  1,061,625
                                                             ----------
                                                              6,118,975
                                                             ----------
        Poultry -- 0.1%
          Pilgrim's Pride Corp.
           Senior Sub. Notes
           8.38% due 05/01/17....................    391,000    183,770
                                                             ----------
        Printing-Commercial -- 0.2%
          Valassis Communications, Inc.
           Senior Notes
           8.25% due 03/01/15....................    610,000    420,900
                                                             ----------
        Publishing-Periodicals -- 0.9%
          Dex Media West LLC/Dex Media
           Finance Co.
           Senior Notes
           8.50% due 08/15/10....................     33,000     29,123
          Idearc, Inc.
           Company Guar. Notes
           8.00% due 11/15/16....................  1,825,000    497,313
          R.H. Donnelley Corp.
           Senior Notes
           8.88% due 10/15/17....................     15,000      5,100
          R.H. Donnelley, Inc.
           Senior Notes
           11.75% due 05/15/15*..................    443,000    270,230
          The Reader's Digest Association, Inc.
           Company Guar. Notes
           9.00% due 02/15/17....................  1,295,000    741,387
                                                             ----------
                                                              1,543,153
                                                             ----------
        Real Estate Investment Trusts -- 0.7%
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14....................  1,280,000  1,177,600
                                                             ----------
        Recycling -- 0.6%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14....................  1,795,000  1,094,950
                                                             ----------
        Rental Auto/Equipment -- 0.4%
          Rental Service Corp.
           Notes
           9.50% due 12/01/14....................    835,000    632,513
                                                             ----------
        Research & Development -- 0.3%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15...................    930,000    585,900
                                                             ----------

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        --------------------------------------------------------------
        Retail-Drug Store -- 0.5%
          Rite Aid Corp.
           Senior Notes
           9.50% due 06/15/17.................... $1,725,000 $  905,625
                                                             ----------
        Retail-Petroleum Products -- 0.6%
          Ferrellgas Partners LP
           Senior Notes
           6.75% due 05/01/14*...................    425,000    346,375
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           8.25% due 03/01/16....................    850,000    782,000
                                                             ----------
                                                              1,128,375
                                                             ----------
        Retail-Restaurants -- 0.4%
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14....................    805,000    660,100
                                                             ----------
        Rubber-Tires -- 0.3%
          Cooper Standard Automotive, Inc.
           Company Guar. Notes
           8.38% due 12/15/14....................    985,000    620,550
                                                             ----------
        Rubber/Plastic Products -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(1)(2)(9)(11).....    550,000         55
                                                             ----------
        Seismic Data Collection -- 0.7%
          Seitel, Inc.
           Senior Notes
           9.75% due 02/15/14....................  1,425,000  1,161,375
                                                             ----------
        Special Purpose Entities -- 5.8%
          AAC Group Holding Corp.
           Senior Notes
           10.25% due 10/01/12*(4)...............  1,100,000  1,078,000
          Axcan Intermediate Holdings, Inc.
           Senior Notes
           9.25% due 03/01/15*...................    850,000    841,500
          Axcan Intermediate Holdings, Inc.
           Senior Notes
           12.75% due 03/01/16*..................    375,000    382,329
          Buffalo Thunder Development Authority
           Senior Notes
           9.38% due 12/15/14*...................  1,010,000    424,200
          CCM Merger, Inc.
           Notes
           8.00% due 08/01/13*...................    850,000    690,625
          Chukchansi Economic Development
           Authority
           Senior Notes
           8.00% due 11/15/13*...................  1,275,000  1,020,000
          FireKeepers Development Authority
           Senior Notes
           13.88% due 05/15/15*..................    875,000    770,000
          Fox Acquisition Sub LLC
           Senior Notes
           13.38% due 07/15/16*..................    725,000    648,875

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                             Market
                                                Principal    Value
                 Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Special Purpose Entities (continued)
           Hawker Beechcraft Acquisition Co.
            LLC/Hawker Beechcraft Notes Co.
            Company Guar. Notes
            9.75% due 04/01/17................. $  608,000 $   544,160
           Hexion US Finance Corp.
            Company Guar. Notes
            9.75% due 11/15/14.................    835,000     659,650
           KAR Holdings, Inc.
            Company Guar. Notes
            6.80% due 05/01/14(6)..............    475,000     372,875
           KAR Holdings, Inc.
            Senior Notes
            8.75% due 05/01/14.................    590,000     480,850
           Local TV Finance LLC
            Senior Notes
            9.25% due 06/15/15*................    545,000     354,250
           MedCath Holdings Corp.
            Senior Notes
            9.88% due 07/15/12.................    646,000     671,840
           MXEnergy Holdings, Inc.
            Senior Notes
            10.63% due 08/01/11(6).............    900,000     612,000
           Snoqualmie Entertainment Authority
            Notes
            9.13% due 02/01/15*................    550,000     397,375
           Southern Star Central Corp.
            Senior Notes
            6.75% due 03/01/16.................    300,000     275,250
                                                           -----------
                                                            10,223,779
                                                           -----------
         Steel-Producers -- 0.6%
           Ryerson, Inc.
            Senior Sec. Notes
            12.00% due 11/01/15*...............  1,300,000   1,105,000
                                                           -----------
         Storage/Warehousing -- 0.6%
           Mobile Mini, Inc.
            Notes
            6.88% due 05/01/15.................    555,000     482,850
           Mobile Services Group, Inc.
            Company Guar. Notes
            9.75% due 08/01/14.................    685,000     637,050
                                                           -----------
                                                             1,119,900
                                                           -----------
         Telecom Services -- 2.0%
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.18% due 12/15/23.................    375,000     281,250
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.20% due 11/29/23.................  1,525,000   1,143,750
           Fairpoint Communications, Inc.
            Senior Notes
            13.13% due 04/01/18*...............    590,000     536,900
           PAETEC Holding Corp.
            Company Guar. Notes
            9.50% due 07/15/15.................  1,370,000     938,450

                                                          Market
                                             Principal    Value
                  Security Description        Amount     (Note 2)
             -----------------------------------------------------
             Telecom Services (continued)
               Qwest Corp.
                Senior Notes
                7.88% due 09/01/11.......... $  225,000 $  216,000
               Qwest Corp.
                Notes
                8.88% due 03/15/12..........    475,000    465,500
                                                        ----------
                                                         3,581,850
                                                        ----------
             Telephone-Integrated -- 2.7%
               Cincinnati Bell, Inc.
                Company Guar. Notes
                7.00% due 02/15/15..........    252,000    211,680
               Cincinnati Bell, Inc.
                Senior Notes
                7.25% due 06/15/23..........    225,000    177,750
               Sprint Capital Corp.
                Company Guar. Bonds
                6.38% due 05/01/09..........    650,000    637,000
               Sprint Capital Corp.
                Company Guar. Notes
                6.90% due 05/01/19..........    604,000    468,100
               Sprint Capital Corp.
                Company Guar. Bonds
                8.38% due 03/15/12..........  1,598,000  1,438,200
               Sprint Capital Corp.
                Company Guar. Bonds
                8.75% due 03/15/32..........  2,426,000  1,892,280
                                                        ----------
                                                         4,825,010
                                                        ----------
             Television -- 1.3%
               LIN Television Corp.
                Senior Sub. Notes
                6.50% due 05/15/13..........  1,025,000    799,500
               Paxson Communications Corp.
                Senior Sec. Notes
                9.04% due 01/15/13*.........  2,513,591  1,357,339
               Young Broadcasting, Inc.
                Senior Sub. Notes
                8.75% due 01/15/14..........    685,000     99,325
               Young Broadcasting, Inc.
                Company Guar. Notes
                10.00% due 03/01/11.........    635,000     92,075
                                                        ----------
                                                         2,348,239
                                                        ----------
             Theaters -- 0.7%
               AMC Entertainment, Inc.
                Senior Sub. Notes
                8.00% due 03/01/14..........    984,000    846,240
               AMC Entertainment, Inc.
                Senior Sub Notes
                11.00% due 02/01/16.........    327,000    322,095
                                                        ----------
                                                         1,168,335
                                                        ----------
             Transactional Software -- 0.4%
               Open Solutions, Inc.
                Senior Sub. Notes
                9.75% due 02/01/15*.........  1,000,000    650,000
                                                        ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                                 Market
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Transport-Air Freight -- 4.2%
       Atlas Air, Inc.
        Pass Through Certs.
        Series 1991-1, Class B
        7.63% due 01/02/15........................ $5,437,354 $  5,328,607
       Atlas Air, Inc.
        Pass Through Certs.
        Series 2000-1, Class A
        8.71% due 01/02/20*.......................    757,878      693,458
       Atlas Air, Inc.
        Pass Through Certs.
        Series 2000-1, Class A
        8.71% due 01/02/20........................     18,979       17,366
       Atlas Air, Inc.
        Pass Through Certs.
        Series 2000-1, Class B
        9.06% due 07/02/17........................  1,301,358    1,353,412
                                                              ------------
                                                                 7,392,843
                                                              ------------
     Transport-Services -- 0.2%
       PHI, Inc.
        Company Guar. Notes
        7.13% due 04/15/13........................    340,000      300,900
                                                              ------------
     Travel Services -- 0.1%
       Travelport LLC
        Company Guar. Notes
        11.88% due 09/01/16.......................    175,000      125,563
                                                              ------------
     Vitamins & Nutrition Products -- 0.2%
       General Nutrition Centers, Inc.
        Company Guar. Notes
        7.58% due 03/15/14(6).....................    465,000      387,113
                                                              ------------
     Total Corporate Bonds & Notes
        (cost $158,088,862).......................             132,373,184
                                                              ------------
     FOREIGN CORPORATE BONDS & NOTES -- 9.7%
     Building Products-Doors & Windows -- 0.0%
       Masonite International Corp.
        Company Guar. Notes
        11.00% due 04/06/15(21)...................    223,000       55,750
                                                              ------------
     Computers-Memory Devices -- 0.5%
       Seagate Technology HDD Holdings
        Company Guar. Notes
        6.80% due 10/01/16........................  1,100,000      962,500
                                                              ------------
     Containers-Metal/Glass -- 0.7%
       Vitro SAB de CV
        Senior Notes
        9.13% due 02/01/17........................  1,865,000    1,212,250
                                                              ------------
     Diversified Manufacturing Operations -- 0.5%
       Bombardier, Inc.
        Senior Notes
        8.00% due 11/15/14*.......................    860,000      851,400
                                                              ------------
     Electronic Components-Misc. -- 0.3%
       NXP BV/NXP Funding LLC
        Company Guar. Notes
        9.50% due 10/15/15........................    985,000      507,275
                                                              ------------

                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     Food-Meat Products -- 0.7%
       JBS SA
        Company Guar. Notes
        9.38% due 02/07/11.......................... $1,075,000 $  967,500
       JBS SA
        Senior Notes
        10.50% due 08/04/16*........................    325,000    250,250
                                                                ----------
                                                                 1,217,750
                                                                ----------
     Independent Power Producers -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(2)(8)(10)..............  4,460,000      4,460
                                                                ----------
     Medical-Drugs -- 1.4%
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        6.56% due 12/01/13(6).......................    980,000    705,600
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        7.75% due 04/01/14..........................    370,000    216,450
       Elan Finance PLC / Elan Finance Corp.
        Company Guar. Bonds
        7.75% due 11/15/11..........................  1,670,000  1,511,350
                                                                ----------
                                                                 2,433,400
                                                                ----------
     Metal Processors & Fabrication -- 0.0%
       International Utility Structures
        Senior Sub Notes
        10.75% due 02/01/08+(1)(2)(8)(10)...........  2,150,000     43,000
                                                                ----------
     Multimedia -- 0.2%
       Quebecor Media, Inc.
        Senior Notes
        7.75% due 03/15/16..........................    325,000    284,375
                                                                ----------
     Oil Companies-Exploration & Production -- 1.1%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13..........................    510,000    447,525
       OPTI Canada, Inc.
        Senior Notes
        7.88% due 12/15/14..........................  1,585,000  1,402,725
       OPTI Canada, Inc.
        Senior Notes
        8.25% due 12/15/14..........................     25,000     22,375
                                                                ----------
                                                                 1,872,625
                                                                ----------
     Oil-Field Services -- 0.4%
       North American Energy Partners, Inc.
        Senior Notes
        8.75% due 12/01/11..........................    835,000    768,200
                                                                ----------
     Paper & Related Products -- 0.8%
       Abitibi-Consolidated Co. of Canada
        Notes
        6.00% due 06/20/13..........................    275,000     72,875
       Abitibi-Consolidated Co. of Canada
        Senior Notes
        13.75% due 04/01/11*........................    900,000    895,500

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)


                                                                Market
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Paper & Related Products (continued)
         Abitibi-Consolidated Co. of Canada
          Senior Notes
          15.50% due 07/15/10..................... $  182,000 $   128,310
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10*.....................  1,059,000     402,420
                                                              -----------
                                                                1,499,105
                                                              -----------
       Printing-Commercial -- 0.4%
         Quebecor World Capital Corp.
          Senior Notes
          8.75% due 03/15/16*+(8)(10).............  1,555,000     622,000
                                                              -----------
       Satellite Telecom -- 1.4%
         Intelsat Subsidiary Holding Co., Ltd.
          Senior Notes
          8.50% due 01/15/13*.....................  1,300,000   1,202,500
         Intelsat Subsidiary Holding Co., Ltd.
          Senior Notes
          8.88% due 01/15/15*.....................    350,000     320,250
         Telesat Canada/Telesat LLC
          Senior Notes
          11.00% due 11/01/15*....................  1,175,000     987,000
                                                              -----------
                                                                2,509,750
                                                              -----------
       Special Purpose Entity -- 0.4%
         Hellas Telecommunications Luxembourg II
          Sub. Notes
          8.54% due 01/15/15*(6)..................  1,025,000     620,125
                                                              -----------
       Telecom Services -- 0.4%
         Global Crossing UK Finance PLC
          Company Guar. Notes
          10.75% due 12/15/14.....................    735,000     661,500
         Wind Acquisition Finance SA
          Company Guar. Bonds
          10.75% due 12/01/15*....................    125,000     122,500
                                                              -----------
                                                                  784,000
                                                              -----------
       Telecommunication Equipment -- 0.5%
         Nortel Networks, Ltd.
          Company Guar. Notes
          10.75% due 07/15/16*....................  1,450,000     888,125
                                                              -----------
       Total Foreign Corporate Bonds & Notes
          (cost $26,425,394)......................             17,136,090
                                                              -----------
       LOANS(13)(14) -- 8.3%
       Beverages-Non-alcoholic -- 0.4%
         Le-Natures, Inc.
          9.39% due 03/01/11+(2)(3)(8)(9).........  1,200,000     654,000
                                                              -----------
       Building-Residential/Commercial -- 0.4%
         TOUSA, Inc.
          14.00% due 07/31/13(2)(3)(5)............  1,108,610     679,911
                                                              -----------
       Casino Services -- 0.9%
         Herbst Gaming, Inc.
          Tranche 1
          9.75% due 12/02/11(2)(3)(20)............    172,698     107,936

                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ---------------------------------------------------------------
        Casino Services (continued)
          Herbst Gaming, Inc.
           Delayed Draw- Term B, Tranche 2
           9.75% due 12/02/11(2)(3)(20)........... $  161,664 $  101,040
          Herbst Gaming, Inc.
           Tranche 2
           9.75% due 12/02/11(2)(3)(20)...........      2,201      1,376
          Herbst Gaming. Inc.
           Delayed Draw-Term B
           9.75% due 12/02/11(2)(3)(20)...........    565,258    353,286
          Herbst Gaming, Inc.
           Tranche 3
           9.75% due 12/02/11(2)(3)(20)...........     90,617     56,636
          Holding Gaming Borrower LP
           Term Loan B
           8.81% due 02/19/13(2)(3)(20)...........  1,000,000    945,000
                                                              ----------
                                                               1,565,274
                                                              ----------
        Computer Services -- 0.5%
          CompuCom Systems, Inc.
           5.97% due 08/30/14(2)(3)...............    990,000    910,800
                                                              ----------
        Diversified Financial Services -- 1.4%
          Wind Acquisition Holdings Finance S.A.
           10.04% due 12/21/11(2)(3)(5)...........  2,767,982  2,477,344
                                                              ----------
        Electric Products-Misc. -- 0.5%
          Texas Competitive Electric
           5.99% due 10/10/14(2)(3)...............     94,167     79,789
          Texas Competitive Electric
           6.17% due 10/10/14(2)(3)...............      7,500      6,355
          Texas Competitive Electric
           6.30% due 10/10/14(2)(3)...............    888,333    752,704
                                                              ----------
                                                                 838,848
                                                              ----------
        Gambling (Non-Hotel) -- 0.5%
          Greektown Holdings LLC
           Delayed Draw Loan
           9.75% due 11/11/09(2)(3)(18)...........    708,962    707,190
          Greektown Holdings LLC
           9.75% due 06/01/09(2)(3)(18)...........    201,404    200,900
          Greektown Holdings LLC
           Delayed Draw Loan
           9.75% due 06/09/09(2)(3)(18)...........     89,634     89,410
                                                              ----------
                                                                 997,500
                                                              ----------
        Leisure Products -- 0.3%
          AMC Entertainment Holdings, Inc.
           First Lien
           7.82% due 06/15/12(2)(3)...............    674,893    472,425
                                                              ----------
        Medical-Drugs -- 0.8%
          Triax Pharmaceuticals LLC
           15.54% due 08/30/11(1)(2)(3)(15).......  1,537,967  1,383,105
                                                              ----------
        Medical-Hospitals -- 1.1%
          Capella Healthcare, Inc.
           13.00% due 02/29/16(2)(3)..............  1,000,000    905,000
          Iasis Healthcare Corp.
           8.04% due 06/15/14(2)(3)...............  1,129,074  1,014,284
                                                              ----------
                                                               1,919,284
                                                              ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                     Shares/     Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      LOANS (continued)
      Oil-Field Services -- 1.0%
        Stallion Oilfield Service
         8.05% due 07/30/12(2)(3).................. $2,000,000 $ 1,820,000
                                                               -----------
      Paper & Related Products -- 0.5%
        Boise Paper Holdings LLC
         11.00% due 02/22/15(2)(3).................  1,000,000     905,000
                                                               -----------
      Total Loans
         (cost $16,702,649)........................             14,623,491
                                                               -----------
      COMMON STOCK -- 3.2%
      Casino Services -- 0.2%
        Capital Gaming International, Inc.+(1).....         77           0
        Shreveport Gaming Holdings, Inc.+(1)(2)(3).     14,150     273,236
                                                               -----------
                                                                   273,236
                                                               -----------
      Cellular Telecom -- 0.7%
        iPCS, Inc.+(2)(3)..........................     56,810   1,265,159
                                                               -----------
      Food-Misc. -- 0.2%
        Wornick Co.+(1)............................      7,270     363,500
                                                               -----------
      Independent Power Producers -- 0.1%
        Calpine Corp.+.............................      4,233      55,029
        Mirant Corp. +.............................      4,388      80,257
                                                               -----------
                                                                   135,286
                                                               -----------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC+(1)(2)(3)(16)....    128,418      53,936
                                                               -----------
      Medical-Hospitals -- 0.3%
        MedCath Corp.+.............................     31,553     565,430
                                                               -----------
      Medical-Outpatient/Home Medical -- 0.0%
        Critical Care Systems International,
         Inc.+(1)(2)(3)............................     69,700         697
                                                               -----------
      Oil Companies-Exploration & Production -- 1.5%
        EXCO Resources, Inc.+......................    167,367   2,731,429
        Transmeridian Exploration, Inc.+...........         40          12
                                                               -----------
                                                                 2,731,441
                                                               -----------
      Oil-Field Services -- 0.2%
        Trico Marine Services, Inc.+...............     15,559     265,748
                                                               -----------
      Total Common Stock
         (cost $6,636,252).........................              5,654,433
                                                               -----------

                                                     Shares/     Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     PREFERRED STOCK -- 0.6%
     Medical-Drugs -- 0.0%
       Triax Pharmaceuticals LLC, Class C
        14.70%(1)(2)(3)(16)........................   39,177  $     78,353
                                                              ------------
     Medical-Generic Drugs -- 0.3%
       Mylan, Inc.
        6.50%......................................      711       558,135
                                                              ------------
     Oil Companies-Exploration & Production -- 0.3%
       Transmeridian Exploration, Inc.
        Convertible 15.00%(1)(5)...................    7,333       513,310
                                                              ------------
     Total Preferred Stock
       (cost $1,445,027)...........................              1,149,798
                                                              ------------
     WARRANTS -- 0.0%+
     Oil Companies-Exploration & Production -- 0.0%
       Transmeridian Exploration, Inc.
        Expires 12/15/10 (strike price $4.31)(1)...   44,885           449
                                                              ------------
     Telecom Services -- 0.0%
       Leap Wireless International, Inc.
        Expires 04/15/10 (strike price $96.80)*(1).    2,250             0
                                                              ------------
     Total Warrants
        (cost $129,004)............................                    449
                                                              ------------
     Total Long-Term Investment Securities
        (cost $211,332,282)........................            171,921,601
                                                              ------------
     REPURCHASE AGREEMENT -- 0.2%
       State Street Bank & Trust Co.
        Joint Repurchase Agreement(17)
        (cost $406,000)............................  406,000       406,000
                                                              ------------
     TOTAL INVESTMENTS --
        (cost $211,738,282)(7).....................     97.3%  172,327,601
     Other assets less liabilities.................      2.7     4,765,853
                                                     -------  ------------
     NET ASSETS                                        100.0% $177,093,454
                                                     =======  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $37,549,572 representing 21.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security. At September 30, 2008, the aggregate value of these securities was $19,469,864 representing 11.0% of net assets.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

(3)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the High Yield Bond Fund held the following restricted securities:

                                                                  Market
                                                                  Value   % of
                      Acquisition Principal/ Acquisition  Market   Per    Net
 Name                    Date       Shares      Cost      Value   Share  Assets
 ----                 ----------- ---------- ----------- -------- ------ ------
 AMC Entertainment
  Holdings 7.82%
  due 06/15/12
  Loan Agreement        6/8/2007  $  600,000  $585,000
                       9/17/2007      16,576    16,576
                      12/20/2007      16,521    16,521
                       3/19/2008      15,988    15,988
                       6/23/2008      12,798    12,798
                       9/25/2008      13,010    16,168
                                  ----------  --------
                                     674,893   663,051   $472,425 $70.00  0.27%

 Boise Paper
  Holdings LLC
  11.00% due
  02/22/15 Loan
  Agreement            2/20/2008   1,000,000   926,745    905,000  90.50  0.51

 Capella Healthcare,
  Inc. 13.00% due
  02/29/16 Loan
  Agreement             3/3/2008   1,000,000   990,000    905,000  90.50  0.51

 CompuCom
  Systems, Inc.
  5.97% due
  08/30/14 Loan
  Agreement            3/31/2008     990,000   954,626    910,800  92.00  0.51

 Critical Care
  Systems
  International,
  Inc. Common
  Stock                7/20/2006      69,700         0        697   0.01  0.00

 Greektown
  Holdings LLC
  9.75% due
  11/11/09
  Delayed Draw
  Loan                  6/6/2008     483,315   478,482
   Loan
    Agreement........                225,647   223,675
                                  ----------  --------
                                     708,962   702,157    707,190  99.75  0.40

                                                                Market
                                                                Value   % of
                    Acquisition Principal/ Acquisition  Market   Per    Net
  Name                 Date       Shares      Cost      Value   Share  Assets
  ----              ----------- ---------- ----------- -------- ------ ------
  Greektown
   Holdings LLC
   9.75% due
   06/01/09 Loan
   Agreement          6/6/2008  $   82,642  $ 82,642
                     8/11/2008     118,762   118,762
                                ----------  --------
                                   201,404   201,404   $200,900 $99.75  0.11%

  Greektown
   Holdings LLC
   Delayed Draw
   Loan 9.75% due
   06/01/09 Loan
   Agreement          6/6/2008      89,634    88,938     89,410  99.75  0.05

  Herbst Gaming,
   Inc. Tranche 1
   9.75% due
   12/02/11 Loan
   Agreement         3/26/2008     172,698   125,827    107,936  62.50  0.06

  Herbst Gaming,
   Inc. Delayed
   Draw-Term B,
   Tranche 2 9.75%
   due 12/02/11
   Loan Agreement    3/26/2008      51,027    37,838
                      8/5/2008     110,637    92,849
                                ----------  --------
                                   161,664   130,687    101,040  62.50  0.06

  Herbst Gaming,
   Inc. Tranche 2
   9.75% due
   12/02/11 Loan
   Agreement         3/26/2008       2,201     1,606      1,376  62.52  0.00

  Herbst Gaming,
   Inc. Delayed
   Draw Term B
   9.75% due
   12/02/11 Loan
   Agreement         3/26/2008     177,155   131,312
                      8/5/2008     388,103   325,704
                                ----------  --------
                                   565,258   457,016    353,286  62.50  0.20

  Herbst Gaming,
   Inc. Tranche 3
   9.75% due
   12/02/11 Loan
   Agreement         3/26/2008      90,617    65,983     56,636  62.50  0.03

  Holding Gaming
   Borrower LP
   Term Loan B
   8.81% due
   02/19/13 Loan
   Agreement         8/19/2008   1,000,000   940,000    945,000  94.50  0.53

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                  Market
                                                                  Value   % of
                    Acquisition Principal/ Acquisition   Market    Per    Net
 Name                  Date       Shares      Cost       Value    Share  Assets
 ----               ----------- ---------- ----------- ---------- ------ ------
 Iasis Healthcare
  Corp. 8.04%
  due 06/15/14
  Loan
  Agreement          4/13/2007  $1,000,000 $  985,000
                     7/26/2007      26,516     26,516
                    10/31/2007      27,834     27,834
                     1/31/2008      28,396     28,397
                      5/1/2008      23,503     23,502
                      8/5/2008      22,825     24,979
                                ---------- ----------
                                 1,129,074  1,116,228  $1,014,284 $89.83  0.57%

 ICO North
  America, Inc.
  7.50% due
  08/15/09           8/11/2005      75,000     75,000
                      3/5/2008       3,000      3,000
                                     3,000      3,000
                                ---------- ----------
                                    81,000     81,000      56,700  70.00  0.03

 iPCS, Inc.
  Common
  Stock              7/20/2004      49,497    861,848
                     7/28/2005       7,313          0
                                ---------- ----------
                                    56,810    861,848   1,265,159  22.27  0.71

 Le-Natures, Inc.
  9.39% due
  03/01/11 Loan
  Agreement          9/26/2006   1,200,000  1,200,000     654,000  54.50  0.37

 Shreveport
  Gaming
  Holdings, Inc.
  Common
  Stock              7/21/2005       2,321     53,443
                     7/29/2005      11,829    272,336
                                ---------- ----------
                                    14,150    325,779     273,236  19.31  0.15

 Southern Energy,
  Inc. 7.90% due
  07/15/09           1/10/2006   3,525,000          0           0   0.00  0.00

 Stallion Oilfield
  Service 8.05%
  due 07/30/12
  Loan
  Agreement          7/18/2007   1,000,000    993,216
                     12/4/2007   1,000,000    950,000
                                ---------- ----------
                                 2,000,000  1,943,216   1,820,000  91.00  1.03

 Texas
  Competitive
  Electric 5.99%
  due 10/10/14
  Loan
  Agreement         10/31/2007      94,167     94,167      79,789  84.73  0.05

                                                                 Market
                                                                 Value   % of
                   Acquisition Principal/ Acquisition   Market    Per    Net
 Name                 Date       Shares      Cost       Value    Share  Assets
 ----              ----------- ---------- ----------- ---------- ------ ------
 Texas
  Competitive
  Electric 6.17%
  due 10/10/14
  Loan
  Agreement         8/11/2008  $    7,500 $    7,500  $    6,355 $84.73  0.00%

 Texas
  Competitive
  Electric 6.30%
  due 10/10/14
  Loan
  Agreement        10/31/2007     880,833    880,833
                    8/15/2008       7,500      7,500
                               ---------- ----------
                                  888,333    888,333     752,704  84.73  0.43

 TOUSA, Inc.
  14.00% due
  07/31/13 Loan
  Agreement        10/11/2007   1,022,829    930,660
                    1/16/2008      11,293     11,293
                     3/6/2008      10,700     10,700
                    3/31/2008      26,285     26,285
                    7/24/2008      37,503     37,503
                               ---------- ----------
                                1,108,610  1,016,441     679,911  61.33  0.38

 Triax
  Pharmaceuticals
  LLC 15.54%
  due 08/30/11
  Loan
  Agreement         8/30/2007   1,500,000  1,379,794
                   10/31/2007       3,875      3,875
                    1/10/2008      11,404     11,404
                     4/4/2008      11,239     11,239
                     7/3/2008      11,449     11,449
                               ---------- ----------
                                1,537,967  1,417,761   1,383,105  89.93  0.78

 Triax
  Pharmaceuticals
  LLC Common
  Stock             8/31/2007     128,418     53,936      53,936   0.42  0.03

 Triax
  Pharmaceuticals
  LLC, Class C
  14.70%
  Preferred
  Stock             8/31/2007      39,177     78,353      78,353   2.00  0.04

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                Market
                                                                Value   % of
                 Acquisition Principal/ Acquisition   Market     Per    Net
  Name              Date       Shares      Cost       Value     Share  Assets
  ----           ----------- ---------- ----------- ----------- ------ ------

  Wind
   Acquisition
   Holdings
   Finance S.A.   2/27/2007     206,305    209,657
    10.04% due
     12/21/11     3/06/2007     206,305    205,020
    Loan
     Agreement..  3/15/2007  $  515,763 $  513,799
                  3/19/2007     309,459    307,530
                  6/21/2007     412,748    415,000
                  8/15/2007      16,438     16,438
                  7/18/2007       6,575      6,575
                  7/18/2007       6,575      6,575
                  7/18/2007       9,863      9,863
                 11/05/2007      54,462     54,462
                 11/09/2007     800,000    801,854
                  1/31/2008      81,014     81,014
                  4/29/2008      74,340     74,340
                   2/5/2008      68,135     68,135
                             ---------- ----------
                              2,767,982  2,770,262  $ 2,477,344 $89.50  1.40%
                             ---------- ----------  -----------         ----
                                                    $16,351,572         9.23%
                                                    ===========         ====

(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.
(7)See Note 5 for cost of investments on a tax basis.
(8)Security in default
(9)Company has filed for Chapter 11 bankruptcy protection.
(10)Company has filed for bankruptcy in country of issuance.
(11)Bond is in default and did not pay principal at maturity.
(12)Company has filed for Chapter 7 bankruptcy protection.
(13)The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)A portion of the interest is paid in the form of additional bonds.
(16)Consists of more than one class of securities traded together as a unit.
(17)See Note 5 for details of Joint Repurchase Agreement.
(18)Loan is subject to an unfunded loan commitment. See Note 11 for details.
(19)Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2008.
(20)As of October 1, 2008, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. The issuer, however, disclosed in filings with the Securities and Exchange Commission that it entered into a forbearance and standstill agreement (the "Forbearance Agreement") with respect to an amended credit agreement (the "Credit Agreement") under which the issuer is currently in default due to, among others, a "going concern" qualification in its auditors' report on its annual financial statements, and failure to comply with financial ratio covenants. The Forbearance Agreement amends the Credit Agreement and provides that the issuer's lenders will forbear from exercising certain rights and remedies under the amended Credit Agreement and other loan documents as a result of existing and possible defaults. Issuer currently is in negotiations to restructure its indebtners. If successful, Issuer has reported it will likely be required to seek protection under Chapter 11 of the U.S. Bankruptcy Code.
(21)Security is in default subsequent to September 30, 2008.

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Allocation by States*

                     New York......................  15.5%
                     Ohio..........................  13.3
                     Massachusetts.................  13.1
                     New Jersey....................   8.8
                     Texas.........................   6.4
                     California....................   6.0
                     Connecticut...................   4.9
                     New Mexico....................   4.7
                     Alabama.......................   4.6
                     South Dakota..................   4.1
                     Missouri......................   4.1
                     Georgia.......................   3.8
                     North Carolina................   3.6
                     Arkansas......................   3.4
                     Arizona.......................   3.3
                     Illinois......................   2.6
                     Registered Investment Company.   0.0
                                                    -----
                                                    102.2%
                                                    =====

Credit Quality Allocation+#

                               AAA........  77.2%
                               AA.........  16.7
                               Not Rated@.   6.1
                                           -----
                                           100.0%
                                           =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)

                                                                    Market
                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES -- 92.3%
   Alabama -- 4.6%
     Auburn University General Fee Revenue,
      Series A
      5.00% due 06/01/33(1)........................... $1,000,000 $  926,870
     State of Alabama
      Series A
      5.00% due 08/01/17(1)...........................  1,500,000  1,597,920
                                                                  ----------
                                                                   2,524,790
                                                                  ----------
   Arizona -- 3.3%
     Arizona Health Facilities Authority Revenue,
      Revenue Bonds
      5.50% due 01/01/31..............................  2,000,000  1,819,340
                                                                  ----------
   Arkansas -- 3.4%
     Little Rock Arkansas Sewer Revenue,
      Series C
      5.00% due 10/01/37(1)...........................  2,000,000  1,877,880
                                                                  ----------
   California -- 5.8%
     Bay Area Toll Authority California,
      Toll Bridge Revenue,
      5.00% due 04/01/39..............................  1,000,000    918,190
     Los Angeles California Unified School District,
      Series G
      4.75% due 07/01/27(1)...........................  2,500,000  2,229,725
                                                                  ----------
                                                                   3,147,915
                                                                  ----------
   Connecticut -- 4.9%
     State of Connecticut,
      Refunded,
      Series B,
      5.00% due 06/01/14(1)...........................  2,500,000  2,667,125
                                                                  ----------
   Georgia -- 3.8%
     Georgia Municipal Electric Authority,
      Power Revenue,
      Series Y,
      6.40% due 01/01/09(1)...........................     60,000     60,600
     Georgia Municipal Electric Authority,
      Power Revenue,
      Series Y,
      6.40% due 01/01/13(1)...........................     85,000     92,474
     Gwinnett County Georgia School District,
      General Obligation
      5.00% due 02/01/36..............................  2,000,000  1,924,920
                                                                  ----------
                                                                   2,077,994
                                                                  ----------
   Massachusetts -- 13.1%
     Massachusetts State Water Resources Authority,
      Revenue Bonds,
      Series A,
      5.00% due 08/01/24(1)...........................  3,910,000  3,859,248
     University Massachusetts Building
      Authority Project Revenue,
      Series 04-1,
      5.25% due 11/01/27(1)...........................  3,000,000  3,269,670
                                                                  ----------
                                                                   7,128,918
                                                                  ----------

                                                                    Market
                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    Missouri -- 3.5%
      Missouri State Health & Educational Facilities
       Authority,
       Series 2003-B
       5.50% due 11/15/32(1).......................... $2,000,000 $1,930,000
                                                                  ----------
    New Jersey -- 8.8%
      Garden State New Jersey Preservation
       Trust Open Space And Farmland Preservation,
       Series A,
       5.80% due 11/01/17(1)..........................  2,500,000  2,741,025
      New Jersey Economic Development
       Authority Revenue Bond,
       School Facility Construction
       5.00% due 03/01/09(1)(2).......................  2,000,000  2,070,200
                                                                  ----------
                                                                   4,811,225
                                                                  ----------
    New Mexico -- 4.7%
      New Mexico Finance Authority Transportation,
       Series A,
       5.25% due 06/15/21(1)..........................  2,500,000  2,535,425
                                                                  ----------
    New York -- 15.5%
      City of New York NY,
       General Obligation
       5.00% due 10/01/24(1)..........................  2,000,000  1,889,960
      City of Niagara Falls New York,
       General Obligation
       7.50% due 03/01/13(1)..........................    410,000    468,552
      City of Niagara Falls New York,
       General Obligation Prerefunded,
       7.50% due 03/01/13(1)..........................     35,000     41,066
      City of Niagara Falls New York,
       General Obligation
       7.50% due 03/01/14(1)..........................    510,000    592,288
      City of Niagara Falls New York,
       General Obligation Prerefunded,
       7.50% due 03/01/14(1)..........................     45,000     53,998
      New York State Thruway Authority,
       Series H
       5.00% due 01/01/19(1)..........................  1,000,000  1,034,350
      New York State Thruway Authority,
       Series G,
       5.25% due 01/01/27(1)..........................  1,500,000  1,496,385
      Port Authority New York & New Jersey,
       Revenue Bonds
       4.75% due 07/15/31.............................  1,000,000    906,790
      Sales Tax Asset Receivables Corp.,
       Series A,
       5.25% due 10/15/27(1)..........................  2,000,000  1,983,320
                                                                  ----------
                                                                   8,466,709
                                                                  ----------
    Ohio -- 13.3%
      Franklin County, Ohio Hospital Revenue,
       Series C,
       5.25% due 05/15/23.............................    815,000    801,088
      Ohio State Higher Educational Facility
       Commission,
       Revenue Bonds
       5.25% due 01/01/29.............................  2,000,000  1,796,840

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (unaudited)
        (continued)

                                                                   Market
                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES (continued)
   Ohio (continued)
     Olentangy Local School District Ohio,
      Series A,
      5.25% due 12/01/27(1).......................... $3,250,000 $ 3,544,872
     Woodridge, Ohio, Woodmore Local
      School District,
      6.80% due 12/01/14(1)..........................  1,000,000   1,093,390
                                                                 -----------
                                                                   7,236,190
                                                                 -----------
   South Dakota -- 4.1%
     South Dakota State Health & Educational
      Facilities Revenue,
      Refunding,
      6.25% due 07/01/10(1)..........................  2,120,000   2,241,328
                                                                 -----------
   Texas -- 3.5%
     Dallas Texas Area Rapid Transportation,
      Sales Tax Revenue
      5.25% due 12/01/38.............................  2,000,000   1,923,780
                                                                 -----------
   Total Long-Term Investment Securities
      (cost $51,483,197).............................             50,388,619
                                                                 -----------
   SHORT-TERM INVESTMENT SECURITIES -- 9.9%
   California -- 0.2%
     California Transportation Finance Authority,
      Revenue Bonds
      7.75% due 10/07/08(1)(2).......................    115,000     115,000
                                                                 -----------
   Illinois -- 2.6%
     Chicago Illinois Board of Education
      Series C
      7.25% due 10/02/08(1)(2).......................  1,400,000   1,400,000
                                                                 -----------
   Missouri -- 0.6%
     Missouri State Health & Educational Facilities
      Authority,
      Series C-1
      5.50% due 10/02/08(1)(2).......................    300,000     300,000
                                                                 -----------

                                                    Principal     Market
                                                     Amount/      Value
                Security Description                 Shares      (Note 2)
    ----------------------------------------------------------------------
    North Carolina -- 3.6%
      New Hanover County North Carolina Hospital
       Revenue,
       Refunding,
       9.65% due 10/03/08(1)(2)................... $1,965,000  $ 1,965,000
                                                               -----------
    Texas -- 2.9%
      Harris County Texas Health Facilities
       Development Corp,
       Series B
       4.25% due 10/01/08(1)......................  1,600,000    1,600,000
                                                               -----------
    Registered Investment Company -- 0.0%
      SSGA Tax Free Money Market Fund.............      5,764        5,764
                                                               -----------
    Total Short-Term Investment Securities
       (cost $5,385,764)..........................               5,385,764
                                                               -----------
    TOTAL INVESTMENTS --
       (cost $56,868,961)(3)......................      102.2%  55,774,383
    Liabilities in excess of other assets.........       (2.2)  (1,209,696)
                                                   ----------  -----------
    NET ASSETS --                                       100.0% $54,564,687
                                                   ==========  ===========

--------
(1)All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $45,677,671 or 83.7% of Net Assets.
(2)Variable Rate Security -- the rate reflected is as of September 30, 2008, maturity date reflects next reset date.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited)

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by the active trading of municipal bonds and other municipal securities. Under normal market conditions, at least 80% of Fund's net assets plus any borrowing for investment purposes will be invested in municipal bonds and other municipal securities, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such securities are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's ("The Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced by using the average of at least two independent quotes obtained from brokers.

   Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2008, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                 Percentage  Principal
Fund              Interest    Amount
----             ---------- -----------
U.S. Government.    4.64%   $16,763,000
GNMA............   13.88     50,161,000
Strategic Bond..    4.09     14,768,000
High Yield Bond.    0.11        406,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2008, bearing interest at a rate of 0.05% per annum, with a principal amount of $361,501,000, a repurchase price of $361,501,502, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

                     Interest Maturity  Principal      Market
Type of Collateral     Rate     Date     Amount        Value
------------------   -------- -------- ------------ ------------
U.S. Treasury Bills.   0.25%  12/11/08 $239,917,132 $244,717,580
U.S. Treasury Bills.   0.33   12/04/08  121,583,868  124,015,546

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. Each Fund files U.S. federal and certain state income tax returns. With few exceptions, each Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

   New Accounting Pronouncements: In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
   Level 3 -- Significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Portfolios' net assets as of September 30, 2008:

                  U.S Government Securities Fund           GNMA Fund
                  ------------------------------ ------------------------------
Valuation         Investments in Other Financial Investments in Other Financial
Inputs              Securities    Instruments*     Securities    Instruments*
---------         -------------- --------------- -------------- ---------------
Level
 1 -- Quoted
 Prices..........  $126,643,898     $     --      $ 66,463,438        $--
Level
 2 -- Other
 Significant
 Observable
 Inputs..........   117,988,450           --       360,066,802         --
Level
 3 -- Significant
 Unobservable
 Inputs..........            --           --                --         --
                   ------------     --------      ------------        ---
Total............  $244,632,348     $     --      $426,530,240        $--
                   ============     ========      ============        ===

                       Strategic Bond Fund         High-Yield Bond Portfolio
                  ------------------------------ ------------------------------
Valuation         Investments in Other Financial Investments in Other Financial
Inputs              Securities    Instruments*     Securities    Instruments*
---------         -------------- --------------- -------------- ---------------
Level
 1 -- Quoted
 Prices..........  $ 46,280,033     $351,276      $  5,521,199        $--
Level
 2 -- Other
 Significant
 Observable
 Inputs..........   653,387,239           --       148,638,434         --
Level
 3 -- Significant
 Unobservable
 Inputs..........     3,677,331           --        18,167,968         --
                   ------------     --------      ------------        ---
Total............  $703,344,603     $351,276      $172,327,601        $--
                   ============     ========      ============        ===

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


                       Tax Exempt Insured Fund
                    ------------------------------
Valuation           Investments in Other Financial
Inputs                Securities    Instruments*
---------           -------------- ---------------
Level
 1 -- Quoted
 Prices............  $     5,764         $--
Level
 2 -- Other
 Significant
 Observable
 Inputs............   55,768,619          --
Level
 3 -- Significant
 Unobservable
 Inputs............           --          --
                     -----------         ---
Total..............  $55,774,383         $--
                     ===========         ===
--------
*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized
   appreciation/depreciation on the instrument.

   The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                         Strategic Bond Fund         High-Yield Bond Portfolio
                    ------------------------------ ------------------------------
                    Investments in Other Financial Investments in Other Financial
                      Securities    Instruments*     Securities    Instruments*
-                   -------------- --------------- -------------- ---------------
Balance
 as of
 03/31/08..........  $ 1,975,892         $--        $ 4,537,495         $--
Accrued
 discounts/premiums       16,341          --             51,144          --
Realized
 gain
 (loss)............           (7)         --             (7,701)         --
Change in
 unrealized
 appreciation
 (depreciation)....     (492,041)         --           (971,405)         --
Net
 purchases
 (sales)...........    1,572,831          --          3,564,307          --
Transfers
 in
 and/or
 out of
 Level 3...........      604,315          --         10,994,128          --
                     -----------         ---        -----------         ---
Balance
 as of
 09/30/08..........  $ 3,677,331         $--        $18,167,968         $--
                     ===========         ===        ===========         ===
--------
*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized
   appreciation/depreciation on the instrument.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)

   the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale against the box occurs when a Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund and the GNMA Fund may sell a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2008 the U.S. Government Securities Fund and the GNMA Fund entered into dollar roll transactions.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of AIG SunAmerica and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                              Management
                                           Assets                Fees
                                 ---------------------------- ----------
U.S. Government Securities Fund.           $0 - $200 million    0.650%
                                 (greater than) $200 million    0.620
                                 (greater than) $400 million    0.550
GNMA Fund.......................            $0 - $25 million    0.550
                                  (greater than) $25 million    0.500
                                  (greater than) $50 million    0.450
Strategic Bond Fund.............           $0 - $350 million    0.650
                                 (greater than) $350 million    0.600
High Yield Bond Fund............            $0 -$200 million    0.750
                                 (greater than) $200 million    0.720
                                 (greater than) $400 million    0.550
Tax Exempt Insured Fund*........            $0 -$350 million    0.500
                                 (greater than) $350 million    0.450

--------
* Pursuant to a Fee Waiver Agreement, effective July 29,2008, AIG SunAmerica is contractually obligated to waive its advisory fee with respect to the Tax Exempt Insured Fund so that the advisory fee payable by the Fund to AIG SunAmerica under the agreement equals 0.15% of average daily net assets. This fee waiver will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, AIG SunAmerica or AIGGIC, within the meaning of the 1940 Act ("Disinterested Trustees").

   For the period ended September 30, 2008, the amount of the investment advisor fee waived was $34,183 for the Tax Exempt Insured Fund. The amount is reflected in the Statement of Operations.

   The Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon each Fund's average daily net assets:

                                          Sub-advisory Fees
                               --------------------------------------
                               Strategic Bond High Yield  Tax Exempt
Assets                              Fund      Bond Fund  Insured Fund*
------                         -------------- ---------- -------------
$0 - $200 million.............      0.35%        0.45%       0.25%
  (greater than) $200 million.      0.25         0.35        0.22
  (greater than) $500 million.      0.20         0.30        0.15

--------
* Pursuant to a Subadvisory Fee Waiver Agreement, effective July 29,2008, AIGGIC is contractually obligated to waive its subadvisory fee with respect to the Tax Exempt Insured Fund so that the subadvisory fee payable by AIG SunAmerica to AIGGIC under the subadvisory agreement equals 0.075% of average daily net assets. The Subadvisory Fee Waiver Agreement will continue in effect as long as the Fee Waiver Agreement remains in effect.

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                Percentage
----                                ----------
U.S. Government Securities Class A.    0.99%
U.S. Government Securities Class B.    1.64
U.S. Government Securities Class C.    1.64
GNMA Fund Class A..................    0.99
GNMA Fund Class B..................    1.64
GNMA Fund Class C..................    1.64
Strategic Bond Class A.............    1.40
Strategic Bond Class B.............    2.05
Strategic Bond Class C.............    2.05
High Yield Bond Class A............    1.36
High Yield Bond Class B............    2.01
High Yield Bond Class C............    2.01

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Fund                             Percentage
----                             ----------
Tax Exempt Insured Fund Class C.    1.95%

   For the period ended September 30, 2008, pursuant to the contractual and voluntary expense limitations in the above tables, AIG SunAmerica has waived and/or reimbursed expense as follows:

                                      Other Expenses
Fund                                    Reimbursed
----                                -------------------
U.S. Government Securities.........      $ 97,641

                                      Class Specific
Fund                                Expenses Reimbursed
----                                -------------------
U.S. Government Securities Class A.      $234,684
U.S. Government Securities Class B.        23,548
U.S. Government Securities Class C.        27,162
GNMA Class A.......................       192,201
GNMA Class B.......................        32,202
GNMA Class C.......................        26,887
High Yield Class A.................        61,341
High Yield Class B.................        18,622
High Yield Class C.................        30,100
Tax Exempt Insured Class C.........         7,721

   At September 30, 2008, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                      Other Expenses
Fund                                    Reimbursed
----                                -------------------
U.S. Government Securities.........      $466,690

                                      Class Specific
Fund                                Expenses Reimbursed
----                                -------------------
U.S. Government Securities Class A.      $861,376
U.S. Government Securities Class B.        98,712
U.S. Government Securities Class C.        87,034
GNMA Class A.......................       907,153
GNMA Class B.......................       178,898
GNMA Class C.......................       116,260

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc.+ ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75% of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the period ended September 30, 2008, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2008, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                   Class A                           Class B        Class C
                            ----------------------------------------------------- -------------- --------------
                                                                     Contingent     Contingent     Contingent
                             Sales     Affiliated   Non-affiliated Deferred Sales Deferred Sales Deferred Sales
Fund                        Charges  Broker-dealers Broker-dealers    Charges        Charges        Charges
----                        -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities. $ 36,503    $12,976        $ 17,777        $1,003        $ 7,353        $ 4,211
GNMA.......................   70,956     21,148          39,321         2,120         26,729         21,472
Strategic Bond.............  259,253     37,451         179,173         1,388         52,298         22,454
High Yield Bond............  124,248     13,288          89,675           494         46,051          4,226
Tax Exempt Insured.........   43,784     13,260          23,571         1,322            248          1,171


   -----
   + Effective November 15, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2008, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                        Payable at
         Fund                              Expenses September 30, 2008
         ----                              -------- ------------------
         US Government Securities Class A. $197,181      $32,719
         US Government Securities Class B.   16,355        2,691
         US Government Securities Class C.   16,859        2,748
         GNMA Class A.....................  346,249       55,600
         GNMA Class B.....................   48,557        7,753
         GNMA Class C.....................   38,533        6,711
         Strategic Bond Class A...........  513,633       78,887
         Strategic Bond Class B...........   57,257        9,011
         Strategic Bond Class C...........  292,379       46,724
         High Yield Bond Class A..........  132,872       19,033
         High Yield Bond Class B..........   37,944        5,753
         High Yield Bond Class C..........   70,221       10,467
         Tax Exempt Insured Class A.......   51,934        8,483
         Tax Exempt Insured Class B.......    3,703          610
         Tax Exempt Insured Class C.......    5,383        1,066

   At September 30, 2008, affiliated funds of the SunAmerica Focused Series, Inc. owned 11%, 53%, 36% and 6% of the outstanding Class A Shares of U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund and High Yield Bond Fund, respectively.

   On September 22, 2008, American International Group, Inc. ("AIG") the ultimate parent of AIG SunAmerica, SACS, SAFS and AIGGIC, entered into a revolving credit facility (the "Credit Facility") and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the "Preferred Stock") to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2008 were as follows:

                                              U.S. Government                              High     Tax Exempt
                                                Securities        GNMA      Strategic   Yield Bond   Insured
                                                   Fund           Fund      Bond Fund      Fund        Fund
                                              --------------- ------------ ------------ ----------- -----------
Purchases (excluding U.S. government
 securities).................................   $        --   $         -- $370,758,765 $79,196,003 $26,274,018
Sales (excluding U.S. government securities).            --             --  393,921,978  79,068,217  25,717,354
Purchases of U.S. government securities......    77,653,906    105,109,777   85,470,331          --          --
Sales of U.S. government securities..........    70,149,990    126,588,207   68,508,214          --          --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount and derivative transactions.

                                     Distributable Earnings                   Tax Distributions
                               For the year ended March 31, 2008      For the year ended March 31, 2008
                            ---------------------------------------  ------------------------------------
                                          Long-term
                                        Gains/Capital   Unrealized
                             Ordinary       Loss       Appreciation   Ordinary     Long-term
Fund                          Income    CarryForward  (Depreciation)   Income    Capital Gains Tax Exempt
----                        ----------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities. $  347,953  $ (3,955,247)  $  6,869,931  $ 7,552,664   $     --    $       --
GNMA.......................  2,547,462            --      7,480,875   16,873,452         --            --
Strategic Bond.............  9,909,714   (23,200,320)   (18,247,085)  45,247,978         --            --
High Yield Bond............  2,070,302   (90,679,638)   (20,106,872)  21,181,473         --            --
Tax Exempt Insured.........     17,597*     (110,179)     1,195,869      103,254    360,487     1,811,170

--------
 * Tax exempt distributable earnings.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                Government                                              Tax Exempt
                                                Securities       GNMA        Strategic    High Yield     Insured
                                                   Fund          Fund        Bond Fund    Bond Fund        Fund
                                               ------------  ------------  ------------  ------------  -----------
Cost.......................................... $241,132,207  $425,750,833  $782,465,877  $212,249,037  $56,868,175
                                               ============  ============  ============  ============  ===========
Appreciation..................................    4,712,706     3,794,587     3,381,684     5,597,164      866,759
Depreciation..................................   (1,212,565)   (3,015,180)  (82,502,958)  (45,518,600)  (1,960,551)
                                               ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net. $  3,500,141  $    779,407  $(79,121,274) $(39,921,436) $(1,093,792)
                                               ============  ============  ============  ============  ===========

   As of March 31, 2008, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                     Capital Loss Carryforward
                            ---------------------------------------------------------------------------
Fund                           2009       2010        2011     2012 2013   2014      2015       2016
----                        ---------- ----------- ----------- ---- ---- -------- ---------- ----------
U.S. Government Securities. $       -- $        -- $        -- $ -- $ -- $271,576 $3,683,671 $       --
GNMA.......................         --          --          --   --   --       --         --         --
Strategic Bond.............  5,601,470   6,464,175  10,040,945   --   --       --         --  1,093,730
High Yield Bond............  5,383,683  32,249,552  48,994,980   --   --       --         --  4,051,423
Tax Exempt Insured Fund....         --          --          --   --   --       --         --    110,179

   For the period ended March 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, expiration of capital loss carry forward amounts and treatment of foreign currency to the components of net assets as follows:

                             Accumulated    Accumulated
                            Undistributed  Undistributed
                            Net Investment Net Realized    Capital
                            Income (Loss)   Gain (Loss)    Paid-in
                            -------------- ------------- -----------
U.S. Government Securities.  $   283,270   $  6,328,561  $(6,611,831)
GNMA.......................      767,937       (767,937)          --
Strategic Bond.............   12,775,086    (11,476,350)  (1,298,736)
High Yield Bond............      436,846       (436,846)          --
Tax Exempt Insured.........          (52)            52           --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                          U.S. Government Securities Fund
                         ------------------------------------------------------------------------------------------------
                                               Class A                                          Class B
                         --------------------------------------------------  --------------------------------------------
                                  For the                                           For the
                             six months ended               For the             six months ended           For the
                            September 30, 2008            year ended           September 30, 2008         year ended
                                (unaudited)             March 31, 2008            (unaudited)           March 31, 2008
                         ------------------------  ------------------------  ---------------------  ---------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(3)(5)(7).  2,561,953  $ 24,388,910   9,490,829  $ 88,581,997   244,903  $ 2,325,420   455,993  $ 4,311,869
Reinvested shares.......    237,303     2,239,230     544,377     5,081,275    15,203      143,532    37,519      349,840
Shares redeemed(1)(5)... (3,288,063)  (31,133,717) (6,776,630)  (63,242,348) (252,930)  (2,391,264) (500,368)  (4,646,557)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).   (488,807) $ (4,505,577)  3,258,576  $ 30,420,924     7,176  $    77,688    (6,856) $    15,152
                         ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                   U.S. Government Securities Fund
                         --------------------------------------------------
                                               Class C
                         --------------------------------------------------
                                  For the
                             six months ended               For the
                            September 30, 2008            year ended
                                (unaudited)             March 31, 2008
                         ------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------
Shares sold.............    588,481  $  5,611,622   1,530,061  $ 14,467,476
Reinvested shares.......     13,377       126,159      28,676       267,675
Shares redeemed(3)(7)...   (591,419)   (5,592,125)   (871,773)   (8,170,746)
                         ----------  ------------  ----------  ------------
Net increase (decrease).     10,439  $    145,656     686,964  $  6,564,405
                         ==========  ============  ==========  ============

                                                                      GNMA Fund
                         ---------------------------------------------------------------------------------------------------
                                               Class A                                           Class B
                         --------------------------------------------------  -----------------------------------------------
                                  For the                                           For the
                             six months ended               For the             six months ended             For the
                            September 30, 2008            year ended           September 30, 2008          year ended
                                (unaudited)             March 31, 2008            (unaudited)            March 31, 2008
                         ------------------------  ------------------------  ---------------------  ------------------------
                           Shares       Amount       Shares       Amount      Shares      Amount      Shares       Amount
                         ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold(2)(4)(6)(8).  1,957,258  $ 22,250,037   6,310,957  $ 70,104,250   187,706  $ 2,139,796     229,129  $  2,590,101
Reinvested shares.......    438,669     4,959,240   1,044,195    11,665,053    46,673      528,958     125,700     1,405,978
Shares redeemed(2)(6)... (4,086,927)  (46,198,227) (6,724,233)  (75,305,388) (542,261)  (6,159,684) (1,490,358)  (16,623,314)
                         ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease). (1,691,000) $(18,988,950)    630,919  $  6,463,915  (307,882) $(3,490,930) (1,135,529) $(12,627,235)
                         ==========  ============  ==========  ============  ========  ===========  ==========  ============

                                              GNMA Fund
                         --------------------------------------------------
                                               Class C
                         --------------------------------------------------
                                  For the
                             six months ended               For the
                            September 30, 2008            year ended
                                (unaudited)             March 31, 2008
                         ------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------
Shares sold.............    978,817  $ 11,180,178   1,042,164  $ 11,890,901
Reinvested shares.......     33,608       381,500      71,319       799,761
Shares redeemed(4)(8)...   (582,642)   (6,638,839)   (787,761)   (8,794,849)
                         ----------  ------------  ----------  ------------
Net increase (decrease).    429,783  $  4,922,839     325,722  $  3,895,813
                         ==========  ============  ==========  ============

--------
(1)For the year ended March 31, 2008, includes automatic conversion of 108,807 shares of Class B shares in the amount of $760,717 to 108,851 shares of Class A shares in the amount of $760,717.
(2)For the year ended March 31, 2008, includes automatic conversion of 200,853 shares of Class B shares in the amount of $1,902,244 to 201,376 shares of Class A shares in the amount of $1,902,244.
(3)For the year ended March 31, 2008, includes automatic conversion of 11,097 shares of Class C shares in the amount of $102,964 to 11,091 shares of Class A shares in the amount of $102,964.
(4)For the year ended March 31, 2008, includes automatic conversion of 4,799 shares of Class C shares in the amount of $54,501 to 4,819 shares of Class A shares in the amount of $54,501.
(5)For the six month period ended September 30, 2008, includes automatic conversion of 19,390 shares of Class B shares in the amount of $59,086 to 19,404 shares of Class A shares in the amount of $59,086.
(6)For the six month period ended September 30, 2008, includes automatic conversion of 35,096 shares of Class B shares in the amount of $204,519 to 35,189 shares of Class A shares in the amount of $204,519.
(7)For the six month period ended September 30, 2008, includes automatic conversion of 6,538 shares of Class C shares in the amount of $61,484 to 6,534 shares of Class A shares in the amount of $61,484.
(8)For the six month period ended September 30, 2008, includes automatic conversion of 1,661 shares of Class C shares in the amount of $18,550 to 1,667 shares of Class A shares in the amount of $18,550.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 --
        (unaudited) (continued)

                                                             Strategic Bond Fund
                  --------------------------------------------------------------------------------------------------------
                                         Class A                                              Class B
                  -----------------------------------------------------  -------------------------------------------------
                           For the                                               For the
                       six months ended                For the               six months ended              For the
                      September 30, 2008             year ended             September 30, 2008           year ended
                         (unaudited)               March 31, 2008              (unaudited)             March 31, 2008
                  -------------------------  --------------------------  -----------------------  ------------------------
                     Shares       Amount        Shares        Amount       Shares       Amount      Shares       Amount
                  -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------

 Shares
 sold(1)(3)(5)(7)  15,097,101  $ 52,194,385   54,454,486  $ 194,890,790   1,404,595  $ 4,840,403   3,096,751  $ 11,052,278

 Reinvested
 shares..........   2,867,226     9,785,082    6,083,610     21,672,951     247,473      843,846     501,399     1,784,869

 Shares
 redeemed(1)(5).. (28,899,653)  (98,802,674) (47,409,808)  (168,605,626) (1,860,221)  (6,358,393) (3,950,315)  (14,098,342)
                  -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------

 Net increase
 (decrease)...... (10,935,326) $(36,823,207)  13,128,288  $  47,958,115    (208,153) $  (674,144)   (352,165) $ (1,261,195)
                  ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                   Strategic Bond Fund
                  -----------------------------------------------------
                                         Class C
                  -----------------------------------------------------
                           For the
                       six months ended                For the
                      September 30, 2008             year ended
                         (unaudited)               March 31, 2008
                  -------------------------  --------------------------
                     Shares       Amount        Shares        Amount
                  -----------  ------------  -----------  -------------

 Shares
 sold............  10,713,153  $ 37,102,925   29,322,990  $ 105,186,765

 Reinvested
 shares..........   1,035,824     3,546,963    1,920,377      6,862,329

 Shares
 redeemed(3)(7).. (10,791,980)  (37,166,146) (15,350,229)   (54,784,089)
                  -----------  ------------  -----------  -------------
Net
 increase
 (decrease)......     956,997  $  3,483,742   15,893,138  $  57,265,005
                  ===========  ============  ===========  =============

                                                            High Yield Bond Fund
                  --------------------------------------------------------------------------------------------------------
                                         Class A                                              Class B
                  -----------------------------------------------------  -------------------------------------------------
                           For the                                               For the
                       six months ended                For the               six months ended              For the
                      September 30, 2008             year ended             September 30, 2008           year ended
                         (unaudited)               March 31, 2008              (unaudited)             March 31, 2008
                  -------------------------  --------------------------  -----------------------  ------------------------
                     Shares       Amount        Shares        Amount       Shares       Amount      Shares       Amount
                  -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------

 Shares
 sold(2)(4)(6)(8)  10,923,315  $ 46,348,328   21,291,423  $  98,716,860     536,923  $ 2,246,303     835,493  $  3,802,244

 Reinvested
 shares..........     611,017     2,524,664    1,906,335      8,688,722     136,348      563,148     321,980     1,456,523

 Shares
 redeemed(2)(6).. (12,383,257)  (51,871,273) (47,531,258)  (215,847,758) (1,228,805)  (5,087,089) (3,540,260)  (16,200,779)
                  -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease)......    (848,925) $(2,998,281)  (24,333,500) $(108,442,176)   (555,534) $(2,277,638) (2,382,787) $(10,942,012)
                  ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                   High Yield Bond Fund
                  -----------------------------------------------------
                                         Class C
                  -----------------------------------------------------
                           For the
                       six months ended                For the
                      September 30, 2008             year ended
                         (unaudited)               March 31, 2008
                  -------------------------  --------------------------
                     Shares       Amount        Shares        Amount
                  -----------  ------------  -----------  -------------

 Shares
 sold............   3,419,221  $ 14,602,555    3,568,020  $  16,513,470

 Reinvested
 shares..........     247,910     1,029,887      598,038      2,714,045

 Shares
 redeemed(4)(8)..  (4,128,435)  (17,274,389)  (7,623,260)   (34,517,831)
                  -----------  ------------  -----------  -------------
Net
 increase
 (decrease)......    (461,304) $ (1,641,947)  (3,457,202) $ (15,290,316)
                  ===========  ============  ===========  =============

--------
(1)For the year ended March 31, 2008, includes automatic conversion of 783,363 shares of Class B shares in the amount of $2,389,267 to 783,205 shares of Class A shares in the amount of $2,389,267.
(2)For the year ended March 31, 2008, includes automatic conversion of 640,153 shares of Class B shares in the amount of $2,774,734 to 640,228 shares of Class A shares in the amount of $2,774,734.
(3)For the year ended March 31, 2008, includes automatic conversion of 5,731 shares of Class C shares in the amount of $20,785 to 5,762 shares of Class A shares in the amount of $20,785.
(4)For the year ended March 31, 2008, includes automatic conversion of 48 shares of Class C shares in the amount of $218 to 49 shares of Class A shares in the amount of $218.
(5)For the six month period ended September 30, 2008, includes automatic conversion of 165,114 shares of Class B shares in the amount of $381,980 to 164,968 shares of Class A shares in the amount of $381,980.
(6)For the six month period ended September 30, 2008, includes automatic conversion of 115,905 shares of Class B shares in the amount of $392,707 to 116,038 shares of Class A shares in the amount of $392,707.
(7)For the six month period ended September 30, 2008, includes automatic conversion of 845 shares of Class C shares in the amount of $2,979 to 849 shares of Class A shares in the amount of $2,979.
(8)For the six month period ended September 30, 2008, includes automatic conversion of 157 shares of Class C shares in the amount of $638 to 157 shares of Class A shares in the amount of $638.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)

                                                  Tax Exempt Insured Fund
                  --------------------------------------------------------------------------------------
                                     Class A                                     Class B
                  --------------------------------------------  ----------------------------------------
                         For the                                     For the
                     six months ended           For the          six months ended         For the
                    September 30, 2008         year ended       September 30, 2008       year ended
                       (unaudited)           March 31, 2008        (unaudited)         March 31, 2008
                  ---------------------  ---------------------  -----------------  ---------------------
                   Shares      Amount     Shares      Amount    Shares    Amount    Shares      Amount
                  --------  -----------  --------  -----------  ------  ---------  --------  -----------

 Shares
 sold(1)(2)(3)(4)  135,575  $ 1,669,675   314,629  $ 3,914,692  11,754  $ 145,784    42,191  $   526,453

 Reinvested
 shares..........   39,028  $   477,418   101,332  $ 1,260,224   2,071     25,366     6,362       79,132

 Shares
 redeemed(1)(3).. (184,951)  (2,276,501) (545,959)  (6,802,151) (9,732)  (119,610) (177,944)  (2,214,363)
                  --------  -----------  --------  -----------  ------  ---------  --------  -----------
Net
 increase
 (decrease)......  (10,348) $  (129,408) (129,998) $(1,627,235)  4,093  $  51,540  (129,391) $(1,608,778)
                  ========  ===========  ========  ===========  ======  =========  ========  ===========

                             Tax Exempt Insured Fund
                  --------------------------------------------
                                     Class C
                  --------------------------------------------
                         For the
                     six months ended           For the
                    September 30, 2008         year ended
                       (unaudited)           March 31, 2008
                  ---------------------  ---------------------
                   Shares      Amount     Shares      Amount
                  --------  -----------  --------  -----------

 Shares
 sold............  275,595  $ 3,371,682   155,729  $ 1,935,925

 Reinvested
 shares..........    2,870       35,114     6,235       77,637

 Shares
 redeemed(2)(4)..  (72,501)    (888,817) (139,213)  (1,738,389)
                  --------  -----------  --------  -----------
Net
 increase
 (decrease)......  205,964  $ 2,517,979    22,751  $   275,173
                  ========  ===========  ========  ===========

--------
(1)For the year ended March 31, 2008, includes automatic conversion of 81,330 shares of Class B shares in the amount of $836,922 to 81,332 shares of Class A shares in the amount of $836,922.
(2)For the year ended March 31, 2008, includes automatic conversion of 431 shares of Class C shares in the amount of $5,299 to 432 shares of Class A shares in the amount of $5,299.
(3)For the six month period ended September 30, 2008, includes automatic conversion of 2,967 shares of Class B shares in the amount of $36,439 to 2,971 shares of Class A shares in the amount of $36,439.
(4)For the six month period ended September 30, 2008, includes automatic conversion of 104 shares of Class C shares in the amount of $1,284 to 104 shares of Class A shares in the amount of $1,284.

Note 7. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2008, the following Funds had borrowings:

                                       Average   Weighted
                    Days     Interest    Debt    Average
Fund             Outstanding Charges   Utilized  Interest
----             ----------- -------- ---------- --------
Strategic Bond..     23       $1,075  $  625,008   2.77%
High Yield Bond.     21        9,710   6,132,080   2.68

   At September 30, 2008, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2008 none of the Funds participated in this program.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


Note 9. Trustees Retirement Plan

   The Trustees of the Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts of the Retirement Plan liabilities are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                            Retirement Plan Retirement Plan Retirement Plan
                               Liability        Expense        Payments
                            --------------- --------------- ---------------
Fund                                   As of September 30, 2008
----                        -----------------------------------------------
U.S. Government Securities.     $82,835         $1,631          $4,175
GNMA.......................      59,590          3,140           1,338
Strategic Bond.............      44,428          6,351           1,193
High Yield Bond............      50,504          1,888           1,687
Tax Exempt Insured.........      26,157            434           1,186

Note 10. Security Transactions with Affiliated Funds

   The funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the board of directors. The affiliated funds involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended September 30, 2008, the following fund engaged in securities transactions with affiliated funds:

                 Cost of    Proceeds  Realized
Fund            Purchases  from sales Gain/Loss
----            ---------  ---------- ---------
Strategic Bond. $6,925,968    $--        $--

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (unaudited) (continued)


Note 11. Unfunded Loan Commitments

   On September 30, 2008, the Strategic Bond Fund and the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

                                                                  Maturity
Fund                      Name                     Type             Date    Amount
----                       ----                    ----           -------- --------
High Yield Bond. Greektown Holdings, LLC  Delayed Draw Term Loan  10/15/15 $483,315

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of the Trust, including the Disinterested Trustees, approved the continuation of the Agreement between the Trust, on behalf of the Funds, and AIG SunAmerica for a one-year period ending August 31, 2009 at an in-person meeting held on August 26-27, 2008. The Trust currently consists of five separate Funds, including the GNMA Fund, High Yield Bond Fund, Strategic Bond Fund, Tax Exempt Insured Fund and U.S. Government Securities Fund. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between AIG SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund for a one-year period ending August 31, 2009.

In accordance with Section 15(c) of the 1940 Act, the Board requested and AIG SunAmerica and AIGGIC, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided by AIG SunAmerica and its affiliates to the Funds;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of AIG SunAmerica, AIGGIC and their affiliates, a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; (g) a discussion of the key personnel of AIG SunAmerica, AIGGIC and their affiliates; and (h) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which AIG SunAmerica and AIGGIC serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by AIG SunAmerica and AIGGIC

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of AIG SunAmerica and concluded, based on their experience and interaction with AIG SunAmerica, that: (i) AIG SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) AIG SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) AIG SunAmerica had been responsive to requests of the Board; and (iv) AIG SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

services to advisory clients and noted that as of June 30, 2008, AIG SunAmerica managed, advised an/or administered approximately $49.7 billion in assets. The Board also considered AIG SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered AIG SunAmerica's compliance and regulatory history.

With respect to the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund, for which AIG SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund, subject to the oversight and review of AIG SunAmerica. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund and concluded, based on their experience with AIGGIC, that: (i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of AIG SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund as set forth in the Prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Disinterested Trustees, also considered the investment performance of AIG SunAmerica and AIGGIC with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 26-27, 2008 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2008. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2008. In addition, the Board received a report prepared by AIG SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2008.

Specifically, the Board considered that while the U.S. Government Securities Fund ranked in the fourth and third quintiles of its Peer Group for the three- and five-year periods ended May 31, 2008, respectively, the Fund ranked in the first quintile for the four- and ten-year periods and in the second quintile for the one- and two-year periods. The Board noted that it was generally pleased with the Fund's short- and long-term performance. The Board considered that the GNMA Fund ranked in the fourth quintile of its Peer Group for the three- and five-year periods ended May 31, 2008 and ranked in the second quintile for the one-, two- and four-year periods. The Board noted that the GNMA Fund was ranked in the first quintile of its Peer Universe for the ten-year period ended May 31, 2008. The Board noted that it was generally pleased with the Fund's performance.

The Board then considered the performance of the Funds subadvised by AIGGIC, the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund. The Board considered that while the High Yield Bond Fund ranked in the fourth quintile of its Peer Group for the one-year period ended May 31, 2008, the Fund ranked in the first quintile for the three-, four- and five-year periods ended May 31, 2008. The Board noted that the High Yield Bond Fund was the top-ranked fund in its Peer Group since the Fund's inception date. The Board then considered that while the Strategic Bond Fund ranked in the fourth quintile of its Peer Group for the one-year period ended May 31, 2008, the Fund ranked in the second quintile for the three-year period and ranked in the first quintile

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

for the four- and five-year periods ended May 31, 2008. The Board noted that the Strategic Bond Fund was the top-ranked fund in its quintile since the Fund's inception date. The Board noted that it was pleased with the High Yield Bond and Strategic Funds' strong performance results for the periods ended
May 31, 2008. The Board considered that the Tax Exempt Insured Fund ranked in the third quintile for the one-, two- and five-year periods ended May 31, 2008; however, the Fund ranked in the first quintile of its Peer Universe for the one- and two-year periods ended May 31, 2008.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by AIG SunAmerica and AIGGIC and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to AIG SunAmerica pursuant to the Advisory Agreement and the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to AIG SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and
(ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to each Fund except the Tax Exempt Insured Fund. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board also considered management fees received by AIG SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds. The Board noted the management fee paid by the Funds were reasonable as compared to the fees AIG SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by AIG SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by AIG SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund. The Board noted that the subadvisory fees paid by AIG SunAmerica to AIGGIC were reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to AIG SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect
AIG SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by AIG SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis.

The Board considered the profitability of AIG SunAmerica under the Advisory Agreement, and considered the profitability of AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Agreements. Additionally, the Board considered whether AIG SunAmerica, AIGGIC and its affiliates received any indirect benefits from the

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of AIG SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by AIG SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that AIG SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that AIG SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund to date.

The Board concluded that AIG SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the Tax Exempt Insured Fund, AIG SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors

In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding AIG SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that AIG SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from AIG SunAmerica and from an independent third party that included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits AIG SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangement under which brokers provide brokerage and/or research services to AIG SunAmerica and/or AIGGIC in return for allocating brokerage. The Board further observed that when making purchases of new issues with fixed underwriting fees, AIG SunAmerica or AIGGIC may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to the High Yield Bond Fund, Strategic Bond Fund and Tax Exempt Insured Fund, each for a one-year period ending August 31, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO]

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                     PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck                        A description of the       The Trust is required to
 Dr. Judith L. Craven                    policies and proce-dures   file its com-plete
 William F. Devin                        that the Trust uses to     schedule of portfolio
 Stephen J. Gutman                       determine how to vote      holdings with the U.S.
 Jeffrey S. Burum                        proxies relating to        Securities and Exchange
 William J. Shea                         secu-rities held in a      Commission for its first
                                         Fund's portfolio, which    and third fiscal quarters
Officers                                 is available in the        on Form N-Q. The Trust's
 John T. Genoy, President                Trust's Statement of       Forms N-Q are available
 Donna M. Handel,                        Additional Information,    on the U.S. Securities
   Treasurer                             may be ob-tained without   and Exchange Commis-sion
 James Nichols, Vice                     charge upon request, by    website at www.sec.gov.
   President                             calling (800) 858-8850.    You can also review and
 Timothy Pettee, Vice                    The in-formation is also   obtain copies of the
   President                             available from the EDGAR   Forms N-Q at the U.S.
 Michael Cheah, Vice                     database on the U.S.       Securities and Exchange
   President                             Secu-rities and Exchange   Commission Public
 Cynthia A. Skrehot, Vice                Commission's website at    Refer-ence Room in
   President and Chief                   http://www.sec.gov.        Washington DC
   Compliance Officer                                               (information on the
 Gregory N. Bressler,                    DELIVERY OF SHAREHOLDER    operation of the Public
   Chief Legal Officer                   DOCUMENTS                  Reference Room may be
   and Secretary                         The Funds have adopted a   ob-tained by calling
 Nori L. Gabert, Vice                    policy that allows them    1-800-SEC-0330).
   President and                         to send only one copy of
   Assistant Secretary                   a Fund's prospectus,       PROXY VOTING RECORD ON
 Kathleen Fuentes,                       proxy material, annual     SUNAMERICA INCOME FUNDS
   Assistant Secretary                   report and semi-annual     Information regarding how
 John E. McLean,                         report (the "shareholder   the Funds voted proxies
   Assistant Secretaryn                  documents") to             relating to securities
 Gregory R. Kingston,                    shareholders with          held in the Funds during
   Vice President and                    multiple accounts          the most recent twelve
   Assistant Treasurer                   residing at the same       month period ended June
 Christopher A. Okeke,                   "household." This          30 is available, once
   Assistant Treasurer                   practice is called         filed with the U.S.
 Matthew J. Hackethal,                   householding and reduces   Securities and Exchange
   Anti-Money Laundering                 Fund expenses, which       Commission, without
   Compliance Officer                    benefits you and other     charge, upon request, by
                                         shareholders. Unless the   calling (800) 858-8850 or
Investment Adviser                       Funds receive              on the U.S. Securities
                                         instructions to the        and Exchange Commission's
   AIG SunAmerica Asset Management Corp. con-trary, you will only   website at
 Harborside Financial                    receive one copy of the    http://www.sec.gov.
   Center                                shareholder documents.
 3200 Plaza 5                            The Funds will continue    This report is submitted
 Jersey City, NJ                         to household the           solely for the general
   07311-4992                            share-holder documents     information of
                                         indefinitely, until we     shareholders of the
Distributor                              are instructed otherwise.  Funds. Distribution of
 SunAmerica Capital                      If you do not wish to      this report to persons
   Services, Inc.                        participate in             other than shareholders
 Harborside Financial                    householding please        of the Funds is
   Center                                contact Shareholder        authorized only in
 3200 Plaza 5                            Services at (800)          con-nection with a
 Jersey City, NJ                         858-8850 ext. 6010 or      currently effective
   07311-4992                            send a written request     pro-spectus, setting
                                         with your name, the name   forth details of the
Shareholder Servicing                    of your fund(s) and your   Funds, which must precede
Agent                                    account number(s) to AIG   or accom-pany this report.
 AIG SunAmerica Fund                     SunAmerica Mutual Funds
   Services, Inc.                        c/o BFDS, P.O. Box         The accompanying report
 Harborside Financial                    219186, Kansas City MO,    has not been audited by
   Center                                64121-9186. We will        independent accountants
 3200 Plaza 5                            resume individual          and accordingly no
 Jersey City, NJ                         mailings for your account  opinion has been
   07311-4992                            within thirty (30) days    expressed thereon.
                                         of receipt of your
Custodian and Transfer                   request.
Agent
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

Funds distributed by SunAmerica Capital Services, Inc., an affiliate of AIG SunAmerica Asset Management Corp.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

INSAN - 9/08

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as (defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2008